UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 8.6%
Aerospace – 0.3%
Transdigm, Inc.
$4,614,675	3.750%	02/28/20	$ 4,602,585
1,964,912	3.750	06/04/21	1,957,052

			6,559,637

Automotive - Parts – 0.1%
Gates Global LLC
3,107,546	4.250	07/06/21	3,038,403

Chemicals – 0.4%
Univar, Inc.
3,374,500	4.250	07/01/22	3,369,573
US Coatings Acquisition, Inc.
4,424,514	3.750	02/01/20	4,435,044

			7,804,617

Consumer Cyclical Services - Business – 0.3%
Equinix, Inc.
1,197,000	4.000	01/08/23	1,199,992
First Data Corp.
4,700,000	4.238	07/08/22	4,713,066
1,150,000	4.488	03/24/21	1,155,210

			7,068,268

Energy – 0.2%
American Energy - Marcellus LLC
1,075,000	8.500	08/04/21	112,875
Magnum Hunter Resources, Inc.
374,239	8.000	05/06/19	363,012
MEG Energy Corp.
2,906,867	3.750	03/31/20	2,633,621
Targa Resources Corp.
725,581	5.750	02/25/22	723,768

			3,833,276

Environmental – 0.2%
EnergySolutions LLC
4,522,387	6.750	05/29/20	4,488,470

Financial Co. - Non Captive – 0.1%
Victory Capital Management, Inc.
2,503,526	7.000	10/31/21	2,448,774

Food & Beverage – 0.5%
AdvancePierre Foods, Inc.
1,410,865	4.750	06/02/23	1,417,567
Shearer’s Foods, Inc.
1,766,125	5.250	06/30/21	1,757,295
1,994,924	4.938	06/30/21	1,984,949
1,420,000	7.750	06/30/22	1,278,000
US Foods, Inc.
4,211,406	4.000	06/27/23	4,231,578

			10,669,389

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Gaming – 0.1%
Scientific Games International, Inc.
$1,812,823	6.000%	10/01/21	$ 1,810,557

Health Care - Pharmaceuticals – 0.8%
Endo Luxembourg Finance Co. I S.A.R.L.
4,577,000	3.750	09/26/22	4,525,509
Valeant Pharmaceuticals International, Inc.
3,237,033	4.750	12/11/19	3,198,997
8,765,294	5.000	04/01/22	8,698,678

			16,423,184

Health Care - Services – 0.8%
Envision Healthcare Corp.
7,663,990	4.250	05/25/18	7,669,432
Sedgwick Claims Management Services, Inc.
5,695,000	6.750	02/28/22	5,581,100
U.S. Renal Care, Inc.
4,154,125	5.250	12/31/22	4,112,584

			17,363,116

Home Construction – 0.1%
Builders FirstSource, Inc.
2,309,016	6.000	07/31/22	2,315,943

Media - Broadcasting & Radio – 0.3%
Getty Images, Inc.
8,036,185	4.750	10/18/19	6,298,360

Media - Non Cable – 0.3%
Checkout Holding Corp.
6,900,123	4.500	04/09/21	5,873,730

Metals & Mining – 0.1%
Hi Crush Partners LP
1,332,955	4.750	04/28/21	1,144,341

Packaging – 0.2%
BWAY Holding Co., Inc.
2,912,401	5.500	08/14/20	2,911,353
Onex Wizard U.S. Acquisition, Inc.
1,994,950	4.250	03/13/22	1,996,705

			4,908,058

Real Estate – 0.2%
Communications Sales & Leasing, Inc.
2,456,391	5.000	10/24/22	2,453,321
Realogy Corp.
2,041,659	3.750	07/20/22	2,051,867

			4,505,188

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co.
3,343,437	3.750	12/10/21	3,356,677

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Retailers – 0.9%
Burlington Coat Factory Warehouse Corp.
$2,629,604	3.500%	08/13/21	$ 2,632,076
Neiman Marcus Group Ltd., Inc.
9,373,591	4.250	10/25/20	8,826,268
PetSmart, Inc.
6,244,325	4.250	03/11/22	6,252,692
True Religion Apparel, Inc.
4,197,750	5.875	07/30/19	1,770,065

			19,481,101

Retailers - Food & Drug – 0.1%
Rite Aid Corp.
1,750,000	4.875	06/21/21	1,752,625

Services Cyclical - Business Services – 0.3%
ADS Waste Holdings, Inc.
2,859,203	3.750	10/09/19	2,855,028
Sabre, Inc.
2,727,039	4.000	02/19/19	2,735,002

			5,590,030

Technology - Software/Services – 1.8%
Aspect Software, Inc.
5,562,838	10.500	05/25/20	5,430,721
Avago Technologies Cayman Ltd.
10,845,256	4.250	02/01/23	10,843,521
BMC Software Finance, Inc.
7,002,396	5.000	09/10/20	6,421,197
Global Payments, Inc.
1,750,000	3.996	04/22/23	1,763,125
MA FinanceCo., LLC
6,033,361	4.502	11/20/19	6,033,361
Micron Technology, Inc.
3,300,000	6.640	04/26/22	3,332,175
NXP BV
3,132,554	3.750	12/07/20	3,152,133
Renaissance Learning, Inc.
150,000	8.000	04/11/22	145,312
SS&C Technologies, Inc.
2,027,590	4.000	07/08/22	2,037,728
262,698	4.000	07/08/22	264,012

			39,423,285

Wireless Telecommunications – 0.2%
Intelsat Jackson Holdings SA
3,000,000	3.750	06/30/19	2,840,640
Neptune Finco Corp.
2,668,313	5.000	10/09/22	2,684,322

			5,524,962

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Wirelines Telecommunications – 0.2%
Level 3 Financing, Inc.
$4,850,000	4.000%	08/01/19	$ 4,862,125

TOTAL BANK LOANS (Cost $191,158,877)			$ 186,544,116

Shares	Description	Value
Common Stocks – 36.5%
Aerospace & Defense – 0.6%
121,411	United Technologies Corp.	$ 13,069,894

Air Freight & Logistics – 0.4%
75,625	United Parcel Service, Inc. Class B	8,175,062

Auto Components – 0.2%
60,339	Delphi Automotive PLC	4,092,191

Biotechnology – 0.3%
93,443	Gilead Sciences, Inc.	7,425,915

Capital Markets – 0.7%
242,176	Invesco Ltd.	7,066,696
273,522	Morgan Stanley	7,858,287

		14,924,983

Chemicals – 0.7%
108,797	E.I. du Pont de Nemours & Co.	7,525,488
68,872	Praxair, Inc.	8,026,343

		15,551,831

Commercial Banks – 3.2%
254,422	JPMorgan Chase & Co.	16,275,375
167,704	M&T Bank Corp.	19,212,170
692,549	Wells Fargo & Co.	33,221,576

		68,709,121

Communications Equipment – 0.6%
462,398	Cisco Systems, Inc.	14,117,011

Computers & Peripherals – 0.8%
163,401	Apple, Inc.	17,028,018

Consumer Finance – 0.6%
213,325	American Express Co.	13,750,929

Diversified Telecommunication Services – 1.4%
540,623	Verizon Communications, Inc.	29,955,920

Electric Utilities – 2.9%
130,409	Duke Energy Corp.	11,161,706
3,487,768	Enel SpA ADR	15,817,028
293,912	FirstEnergy Corp.	10,263,407
578,446	Iberdrola SA ADR	15,834,381
46,540	NextEra Energy, Inc.	5,970,617
75,517	PG&E Corp.	4,828,557

		63,875,696

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.5%
123,628	Schlumberger Ltd.	$ 9,954,527

Food & Staples Retailing – 0.8%
226,347	Wal-Mart Stores, Inc.	16,516,541

Health Care Equipment & Supplies – 1.9%
544,260	Abbott Laboratories	24,355,635
186,145	Medtronic PLC	16,311,886

		40,667,521

Health Care Providers & Services – 0.4%
48,640	Cardinal Health, Inc.	4,066,304
40,890	UnitedHealth Group, Inc.	5,855,448

		9,921,752

Hotels, Restaurants & Leisure – 0.6%
49,637	McDonald’s Corp.	5,839,793
70,850	Yum! Brands, Inc.	6,335,407

		12,175,200

Household Products – 1.0%
76,810	Kimberly-Clark Corp.	9,950,736
150,824	The Procter & Gamble Co.	12,909,026

		22,859,762

Industrial Conglomerates – 1.2%
816,007	General Electric Co.	25,410,458

Insurance – 0.8%
86,351	Arthur J. Gallagher & Co.	4,247,606
357,059	XL Group Ltd.	12,357,812

		16,605,418

Machinery – 0.5%
81,621	Stanley Black & Decker, Inc.	9,933,276

Media – 1.0%
216,909	Comcast Corp. Class A	14,587,130
142,238	Viacom, Inc. Class B	6,467,562

		21,054,692

Oil, Gas & Consumable Fuels – 3.7%
300,082	BP PLC ADR	10,322,821
178,968	Chevron Corp.	18,340,640
285,161	ConocoPhillips	11,640,272
306,363	Exxon Mobil Corp.	27,250,989
258,655	Magnum Hunter Resources Corp.*	2,827,099
207,989	Total SA ADR	10,004,271

		80,386,092

Personal Products – 0.3%
128,657	Unilever NV	5,933,661

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 3.6%
33,567	Allergan PLC*	$ 8,490,773
56,873	Eli Lilly & Co.	4,714,203
173,819	Johnson & Johnson	21,767,353
139,158	Merck & Co., Inc.	8,163,008
74,292	Novartis AG ADR	6,185,552
533,962	Pfizer, Inc.	19,697,858
234,679	Sanofi ADR	10,004,366

		79,023,113

Real Estate Investment Trusts – 1.7%
44,614	AvalonBay Communities, Inc.	8,282,589
60,370	Boston Properties, Inc.	8,580,388
164,661	Brixmor Property Group, Inc.	4,676,372
432,540	DDR Corp.	8,538,340
56,294	Mid-America Apartment Communities, Inc.	5,968,290

		36,045,979

Road & Rail – 0.6%
150,792	Union Pacific Corp.	14,031,196

Semiconductors & Semiconductor Equipment – 1.0%
231,228	Intel Corp.	8,060,608
235,229	QUALCOMM, Inc.	14,720,631

		22,781,239

Software – 2.0%
470,353	Microsoft Corp.	26,659,608
254,683	Oracle Corp.	10,452,190
305,773	Symantec Corp.	6,246,943

		43,358,741

Specialty Retail – 0.2%
779,712	Hennes & Mauritz AB ADR	4,674,373

Textiles, Apparel & Luxury Goods – 0.6%
156,718	Hanesbrands, Inc.	4,178,102
128,711	VF Corp.	8,035,428

		12,213,530

Tobacco – 0.7%
411,645	Japan Tobacco, Inc. ADR	8,018,845
153,526	Reynolds American, Inc.	7,685,511

		15,704,356

Transportation Infrastructure – 0.3%
591,577	Atlantia SpA ADR	7,394,713

Wireless Telecommunication Services – 0.7%
496,015	Vodafone Group PLC ADR	15,326,863

TOTAL COMMON STOCKS (Cost $726,495,025)		$ 792,649,574

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Rate	Value
Preferred Stocks – 2.2%
Consumer Finance(b)(c) – 0.2%
Morgan Stanley
183,597	6.375%	$ 5,142,552

Diversified Telecommunication Services(b) – 0.4%
Verizon Communications, Inc.
277,206	5.900	7,711,871

Electric Utilities – 0.7%
Exelon Corp.
104,612	6.500	5,235,831
SCE Trust III(b)(c)
320,000	5.750	9,686,400

		14,922,231

Real Estate Investment Trusts(b) – 0.9%
Public Storage
266,924	5.750	7,006,755
Taubman Centers, Inc.
238,833	6.500	6,212,046
Vornado Realty Trust
230,539	6.625	5,959,433

		19,178,234

TOTAL PREFERRED STOCKS – 2.2% (Cost $42,154,836)		$ 46,954,888

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 45.7%
Airlines(d) – 0.1%
Air Canada
$2,423,810	5.375%		11/15/22	$ 2,460,167

Banks – 4.7%
Ally Financial, Inc.
3,000,000	8.000		11/01/31	3,645,000
American Express Co.(b)(c)
6,339,000	6.800		09/01/66	6,346,924
Bank of America Corp.(b)(c)
3,000,000	6.250		09/25/49	3,127,500
6,275,000	6.100		03/17/49	6,541,687
Barclays PLC(b)(c)
3,000,000	6.625		09/15/49	2,820,000
BPCE SA(d)
5,000,000	4.625		07/11/24	5,108,615
Citigroup, Inc.(b)(c)
7,000,000	6.250		08/15/49	7,525,000
CoBank ACB(b)(c)
5,350,000	6.250		10/01/49	5,789,861
Credit Agricole SA(b)(c)(d)
2,500,000	6.625		09/23/49	2,393,750
Credit Suisse Group AG(b)(c)
2,500,000	6.250		12/18/49	2,418,750
4,025,000	7.500	(d)	12/11/49	4,175,938
ING Groep NV(b)(c)
4,275,000	6.000		04/16/49	4,200,187
6,650,000	6.500		12/29/49	6,350,750

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA(d)
	$9,100,000	5.017%	06/26/24	$ 8,599,500
JPMorgan Chase & Co.(b)(c)
	10,000,000	6.125	04/30/49	10,650,000
KBC Group NV(b)(c)
EUR	1,950,000	5.625	03/19/49	2,116,660
Lloyds Banking Group PLC(b)(c)
GBP	3,491,000	7.000	06/27/49	4,523,556
Santander UK Group Holdings PLC(d)
	$4,250,000	4.750	09/15/25	4,269,095
UBS Group AG(b)(c)
	10,600,000	6.875	08/07/49	10,393,830

				100,996,603

Brokerage(b) – 0.3%
Morgan Stanley(c)
	4,000,000	5.550	07/15/49	4,040,000
Rialto Holdings LLC/Rialto Corp.(d)
	3,000,000	7.000	12/01/18	3,067,500

				7,107,500

Building Materials(b)(d) – 0.3%
Masonite International Corp.
	4,000,000	5.625	03/15/23	4,220,000
RSI Home Products, Inc.
	2,800,000	6.500	03/15/23	2,940,000

				7,160,000

Chemicals(b) – 0.5%
Ashland, Inc.
	5,250,000	6.875	05/15/43	5,670,000
PQ Corp.(d)
	3,400,000	6.750	11/15/22	3,595,500
Valvoline, Inc.(d)
	1,950,000	5.500	07/15/24	2,030,437

				11,295,937

Construction Machinery(b)(d) – 0.1%
Manitowoc Foodservice, Inc.
	2,650,000	9.500	02/15/24	3,001,125

Consumer Cyclical Services - Business(b) – 1.6%
Equinix, Inc.
	6,000,000	5.375	04/01/23	6,315,000
	5,000,000	5.375	01/01/22	5,287,500
	3,000,000	5.750	01/01/25	3,195,000
First Data Corp.(d)
	6,650,000	5.750	01/15/24	6,699,875
Iron Mountain Europe PLC
GBP	2,950,000	6.125	09/15/22	4,044,766
WEX, Inc.(d)
	$10,001,000	4.750	02/01/23	9,825,983

				35,368,124

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Rental Equipment(b) – 0.6%
Ahern Rentals, Inc.(d)
	$9,500,000	7.375%		05/15/23	$ 6,697,500
IHS Markit Ltd.(d)
	4,000,000	5.000		11/01/22	4,110,000
United Rentals North America, Inc.
	3,000,000	4.625		07/15/23	3,060,000

					13,867,500

Consumer Products(b) – 0.4%
Spectrum Brands, Inc.
	8,835,000	6.625		11/15/22	9,398,231

Electric(b) – 1.2%
Calpine Corp.(d)
	8,539,000	7.875		01/15/23	9,029,992
Dynegy, Inc.
	7,520,000	6.750		11/01/19	7,670,400
EDP - Energias de Portugal SA(c)
EUR	3,100,000	5.375		09/16/75	3,517,892
Electricite de France SA(c)
	3,000,000	5.000		01/22/49	3,170,202
	$2,500,000	5.250	(d)	01/29/49	2,437,500
Puget Sound Energy, Inc.(c)
	550,000	6.974		06/01/67	466,813

					26,292,799

Energy – 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
	3,200,000	5.875		08/20/26	3,328,000
Antero Resources Corp.(b)
	3,525,000	5.625		06/01/23	3,331,125
	7,975,000	5.125		12/01/22	7,436,688
Apache Corp.(b)
	2,575,000	4.250		01/15/44	2,439,369
	2,525,000	4.750		04/15/43	2,510,123
Laredo Petroleum, Inc.(b)
	3,375,000	5.625		01/15/22	3,071,250
Nexen Energy ULC
	50,000	7.500		07/30/39	72,312
	5,000	6.400		05/15/37	6,521
NRG Energy, Inc.(b)
	4,292,000	7.875		05/15/21	4,452,950
Oasis Petroleum, Inc.(b)
	3,000,000	7.250		02/01/19	2,812,500
Weatherford International Ltd.
	3,000,000	6.500		08/01/36	2,130,000
	4,250,000	4.500	(b)	04/15/22	3,495,625
Whiting Petroleum Corp.
	1,000,000	1.250		04/01/20	774,375

					35,860,838

Entertainment(b)(d) – 0.2%
WMG Acquisition Corp.
	4,725,000	5.625		04/15/22	4,878,563

Environmental(b) – 0.2%
Advanced Disposal Services, Inc.
	4,000,000	8.250		10/01/20	4,140,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial Co. - Non Captive – 2.0%
CIT Group, Inc.
$1,800,000	5.250%		03/15/18	$ 1,867,500
7,250,000	5.500	(d)	02/15/19	7,666,875
HRG Group, Inc.(b)
8,075,000	7.875		07/15/19	8,549,406
International Lease Finance Corp.(d)
3,000,000	7.125		09/01/18	3,322,500
Nationstar Mortgage LLC/Nationstar Capital Corp.(b)
6,000,000	6.500		07/01/21	5,160,000
3,000,000	6.500		08/01/18	2,880,000
Navient Corp.
1,250,000	6.625		07/26/21	1,262,500
4,000,000	5.875		03/25/21	3,960,000
3,000,000	5.500		01/15/19	3,078,750
Speedy Cash Intermediate Holdings Corp.(b)(d)
9,974,000	10.750		05/15/18	6,233,750

				43,981,281

Food & Beverage – 1.5%
Anheuser-Busch InBev Finance, Inc.(b)
5,000,000	4.900		02/01/46	6,113,268
Constellation Brands, Inc.
5,000,000	4.750		12/01/25	5,418,750
Cott Beverages, Inc.(b)
10,000,000	5.375		07/01/22	10,237,500
Pernod-Ricard SA(d)
3,025,000	5.500		01/15/42	3,764,685
Sysco Corp.(b)
5,000,000	4.850		10/01/45	5,825,470

				31,359,673

Gaming – 0.8%
CyrusOne LP/CyrusOne Finance Corp.(b)
5,299,000	6.375		11/15/22	5,577,197
MGM Resorts International
9,750,000	6.750		10/01/20	10,798,125

				16,375,322

Health Care – 3.4%
CHS/Community Health Systems, Inc.(b)
11,000,000	6.875		02/01/22	9,460,000
DaVita HealthCare Partners, Inc.(b)
9,000,000	5.000		05/01/25	9,112,500
HCA, Inc.
7,000,000	5.875	(b)	02/15/26	7,490,000
10,000,000	4.750		05/01/23	10,425,000
15,000,000	5.000		03/15/24	15,750,000
MPT Operating Partnership LP/MPT Finance Corp.(b)
5,100,000	6.375		03/01/24	5,559,000
Tenet Healthcare Corp.
11,600,000	4.153	(b)(c)	06/15/20	11,542,000
3,150,000	6.000		10/01/20	3,331,125

				72,669,625

Health Care - Pharmaceuticals(b) – 0.8%
Actavis Funding SCS
6,075,000	4.750		03/15/45	6,709,424
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.(d)
5,000,000	6.000		02/01/25	4,325,000
3,150,000	6.000		07/15/23	2,760,188
Valeant Pharmaceuticals International, Inc.(d)
4,000,000	6.375		10/15/20	3,610,000

				17,404,612

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services(b) – 0.4%
Centene Corp.
	$3,000,000	6.125%		02/15/24	$ 3,225,000
MEDNAX, Inc.(d)
	4,100,000	5.250		12/01/23	4,274,250

					7,499,250

Home Construction – 0.5%
CBRE Services, Inc.(b)
	5,000,000	5.250		03/15/25	5,273,801
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	3,000,000	4.375		06/15/19	3,075,000
William Lyon Homes, Inc.(b)
	2,030,000	5.750		04/15/19	2,060,450

					10,409,251

Insurance(b)(c) – 0.4%
Standard Life PLC
GBP	6,000,000	6.546		01/06/49	8,337,733

Lodging(b)(d) – 0.1%
MCE Finance Ltd.
	$3,000,000	5.000		02/15/21	3,037,500

Media - Cable – 4.7%
Altice Luxembourg SA(b)
EUR	2,000,000	6.250		02/15/25	2,076,686
Altice US Finance I Corp.(b)(d)
	$5,450,000	5.500		05/15/26	5,620,313
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	7,000,000	5.375		05/01/25	7,280,000
	4,000,000	5.875	(d)	05/01/27	4,220,000
	3,100,000	5.875	(d)	04/01/24	3,309,250
	2,195,000	5.750	(d)	02/15/26	2,315,725
	4,000,000	5.750		09/01/23	4,200,000
Charter Communications Operating LLC/Charter Communications Operating Capital(b)(d)
	6,000,000	4.908		07/23/25	6,607,579
	13,000,000	6.484		10/23/45	15,453,793
Comcast Corp.(b)
	3,000,000	4.600		08/15/45	3,544,666
DISH DBS Corp.
	6,000,000	7.750	(d)	07/01/26	6,225,000
	4,050,000	5.875		11/15/24	3,908,250
SFR Group SA(b)(d)
	2,650,000	7.375		05/01/26	2,646,688
	18,300,000	6.000		05/15/22	17,796,750
UPCB Finance IV Ltd.(b)(d)
	9,275,000	5.375		01/15/25	9,368,492
Virgin Media Secured Finance PLC(b)
GBP	4,000,000	4.875		01/15/27	5,257,854
Ziggo Bond Finance BV(b)(d)
	$3,000,000	5.875		01/15/25	2,992,500

					102,823,546

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 3.5%
21st Century Fox America, Inc.
$5,025,000	6.150%		02/15/41	$ 6,480,719
Ancestry.com, Inc.(b)
1,900,000	11.000		12/15/20	2,037,750
Clear Channel Worldwide Holdings, Inc.(b)
4,000,000	6.500		11/15/22	3,980,000
Nielsen Finance LLC/Nielsen Finance Co.(b)(d)
12,000,000	5.000		04/15/22	12,390,000
Sirius XM Radio, Inc.(b)(d)
15,000,000	6.000		07/15/24	15,900,000
6,500,000	4.625		05/15/23	6,491,875
Univision Communications, Inc.(b)
8,950,000	5.125	(d)	02/15/25	9,196,125
6,000,000	5.125		02/15/25	6,165,000
Videotron Ltd.(b)(d)
13,000,000	5.375		06/15/24	13,390,000

				76,031,469

Metals & Mining – 0.3%
ArcelorMittal
2,000,000	8.000		10/15/39	2,105,000
Glencore Funding LLC(d)
4,000,000	4.000		04/16/25	3,746,464

				5,851,464

Packaging(b)(d) – 0.7%
Ardagh Finance Holdings SA(e)
1,033,703	8.625		06/15/19	1,067,298
Ardagh Packaging Finance PLC
132,353	7.000		11/15/20	133,677
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,834,000	7.250		05/15/24	4,044,870
6,550,000	3.876	(c)	05/15/21	6,648,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
2,250,000	5.125		07/15/23	2,323,125

				14,217,220

Pipelines – 1.8%
Enterprise Products Operating LLC(b)(c)
100,000	4.465		08/01/66	92,375
1,000,000	7.000		06/01/67	830,000
Kinder Morgan Energy Partners LP
6,825,000	7.300		08/15/33	7,616,037
Sabine Pass Liquefaction LLC(b)
4,000,000	6.250		03/15/22	4,185,000
10,000,000	5.750		05/15/24	10,250,000
The Williams Cos., Inc.
9,000,000	7.500		01/15/31	9,776,250
Williams Partners LP
6,252,000	5.250		03/15/20	6,557,097

				39,306,759

Property/Casualty Insurance – 0.0%
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	105,259

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – 0.7%
DuPont Fabros Technology LP(b)
$6,000,000	5.875%	09/15/21	$ 6,285,000
Starwood Property Trust, Inc.
4,000,000	3.750	10/15/17	4,059,800
VEREIT Operating Partnership LP(b)
5,350,000	4.125	06/01/21	5,598,010

			15,942,810

Restaurants(b)(d) – 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
1,730,000	5.250	06/01/26	1,829,475
1,035,000	5.000	06/01/24	1,078,987
Seminole Hard Rock Entertainment, Inc.
4,450,000	5.875	05/15/21	4,516,750

			7,425,212

Retailers – 1.1%
Amazon.com, Inc.(b)
7,000,000	4.950	12/05/44	8,768,221
Dollar Tree, Inc.(b)
4,000,000	5.750	03/01/23	4,320,000
L Brands, Inc.
6,000,000	5.625	02/15/22	6,630,000
Restoration Hardware Holdings, Inc.(d)(f)
3,000,000	0.000	06/15/19	2,553,750
The Neiman Marcus Group, Inc.
1,500,000	7.125	06/01/28	1,417,500

			23,689,471

Retailers - Food & Drug(b) – 0.5%
CVS Health Corp.
3,000,000	5.125	07/20/45	3,798,542
Rite Aid Corp.
6,000,000	6.750	06/15/21	6,315,000

			10,113,542

Technology(b) – 0.5%
Hewlett Packard Enterprise Co.(d)
3,000,000	6.200	10/15/35	3,053,280
Seagate HDD Cayman
3,000,000	5.750	12/01/34	2,434,500
VeriSign, Inc.
4,000,000	5.250	04/01/25	4,190,000

			9,677,780

Technology - Hardware – 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b)(d)
3,250,000	5.875	06/15/21	3,396,250
Micron Technology, Inc.(b)(d)
5,400,000	7.500	09/15/23	5,904,576
NCR Corp.(b)
5,000,000	5.875	12/15/21	5,200,000
NXP BV/NXP Funding LLC(d)
7,000,000	4.125	06/01/21	7,218,750
Qorvo, Inc.(b)(d)
4,000,000	6.750	12/01/23	4,300,000
Western Digital Corp.(b)(d)
4,800,000	7.375	04/01/23	5,226,000

			31,245,576

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software(b) – 1.1%
BMC Software Finance, Inc.(d)
$12,000,000	8.125%		07/15/21	$ 9,780,000
Infor US, Inc.
6,000,000	6.500		05/15/22	5,955,000
Nuance Communications, Inc.(d)
7,000,000	5.375		08/15/20	7,175,000

				22,910,000

Tobacco(b) – 0.7%
Reynolds American, Inc.
12,000,000	5.850		08/15/45	15,833,635

Wireless Telecommunications – 5.0%
Altice Financing SA(b)(d)
4,425,000	6.625		02/15/23	4,436,063
Altice Finco SA(b)(d)
2,000,000	8.125		01/15/24	2,015,000
Digicel Group Ltd.(b)(d)
3,800,000	8.250		09/30/20	3,448,500
Digicel Ltd.(b)(d)
950,000	7.000		02/15/20	907,155
Intelsat Jackson Holdings SA(b)
4,000,000	7.250		10/15/20	2,880,000
3,000,000	7.250		04/01/19	2,235,000
5,000,000	8.000	(d)	02/15/24	4,775,000
SBA Communications Corp.(b)
17,191,000	4.875		07/15/22	17,663,752
SoftBank Group Corp.
7,000,000	4.500	(d)	04/15/20	7,271,600
4,425,000	6.000	(b)	07/30/25	4,790,063
Sprint Communications, Inc.
2,000,000	6.000		11/15/22	1,720,000
8,975,000	6.000		12/01/16	9,008,656
Sprint Corp.
16,000,000	7.875		09/15/23	14,620,000
7,500,000	7.125		06/15/24	6,618,750
T-Mobile USA, Inc.(b)
10,550,000	6.500		01/15/26	11,499,500
8,200,000	6.625		04/01/23	8,763,750
2,000,000	6.375		03/01/25	2,145,000
VimpelCom Holdings BV
1,000,000	7.504		03/01/22	1,106,250
Wind Acquisition Finance SA(b)(d)
2,425,000	4.750		07/15/20	2,412,875

				108,316,914

Wirelines Telecommunications – 1.6%
AT&T, Inc.(b)
6,300,000	4.750		05/15/46	6,672,231
Communications Sales & Leasing, Inc./CSL Capital LLC(b)(d)
3,600,000	6.000		04/15/23	3,735,000
Frontier Communications Corp.
6,001,000	8.500		04/15/20	6,443,574
Telecom Italia SpA(d)
12,875,000	5.303		05/30/24	13,068,125

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc.
$2,500,000	4.862%	08/21/46	$ 2,799,771
2,500,000	4.672	03/15/55	2,611,668

			35,330,369

TOTAL CORPORATE OBLIGATIONS (Cost $971,544,282)			$ 991,722,660

Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations – 0.0%
Adjustable Rate Non-Agency(c) – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$136,515	0.753%	08/25/35	$ 117,865
Countrywide Alternative Loan Trust Series 2005-38, Class A3
131,268	1.153	09/25/35	115,399
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
9,286	2.723	11/20/34	8,822
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
122,754	0.713	01/25/36	116,082
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1
353,021	0.678	07/25/47	285,950
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
122,072	2.894	06/25/34	121,178
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
55,199	3.025	08/25/33	55,843

			821,139

Interest Only(g) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
1,888	5.250	07/25/33	44
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
17,782	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
21,555	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(c)
32,876	0.123	08/25/33	199
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(c)
6,263	0.320	07/25/33	71

			314

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $679,626)			$ 821,453

Asset-Backed Securities – 0.0%
Home Equity(c) – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$45,804	0.761%	02/15/34	$ 40,076

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
19,762	8.330	04/01/30	20,130

TOTAL ASSET-BACKED SECURITIES (Cost $69,725)			$ 60,206

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(h) – 3.4%
United States Treasury Note
$72,870,000	1.375%	09/30/20	$ 74,114,615
(Cost $73,247,175)

Shares	Distribution Rate	Value
Investment Companies(c)(i) – 1.0%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
18,425,309	0.280%	$ 18,425,309
Goldman Sachs High Yield Fund – Institutional Shares
469,008	0.050	2,973,512

TOTAL INVESTMENT COMPANIES (Cost $21,820,164)		$ 21,398,821

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.8%
Commercial Paper – 0.8%
CBS Corp.
$5,000,000	0.000%	08/15/16	$ 4,998,639
Eaton Corp.
5,000,000	0.000	08/16/16	4,998,500
Ford Motor Credit Co. LLC
2,500,000	0.000	09/01/16	2,497,912
Schlumberger Holdings Corp.
5,000,000	0.000	09/12/16	4,993,583

TOTAL SHORT-TERM INVESTMENTS (Cost $17,488,634)			$ 17,488,634

TOTAL INVESTMENTS – 98.2% (Cost $2,044,658,344)			$ 2,131,754,967

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			39,174,979

NET ASSETS – 100.0%			$ 2,170,929,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $378,525,698, which represents approximately 17.4% of net assets as of July 31, 2016.

(e)	Pay-in-kind securities.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents Affiliated Funds.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Gain

Goldman Sachs Asset Management International	USD 22,615,924	GBP 17,048,511	$ 22,580,043	09/14/16	$35,881

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Current Value	Settlement Date	Unrealized Loss

Goldman Sachs Asset Management International	USD 10,641,531	EUR 9,614,362	$ 10,766,220	09/09/16	$(124,689)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	(510)	September 2016	$(111,690,000)	$(157,507)
5 Year U.S. Treasury Notes	(1,221)	September 2016	(148,981,078)	(557,721)
10 Year U.S. Treasury Notes	303	September 2016	40,313,203	124,600
20 Year U.S. Treasury Bonds	(460)	September 2016	(80,241,250)	(5,478,068)
Ultra Long U.S. Treasury Bonds	(89)	September 2016	(16,957,281)	(1,447,668)

TOTAL				$(7,516,364)

WRITTEN OPTIONS CONTRACTS — For the period ended July 31, 2016 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Morgan Stanley & Co.(Premium received $156,944)	Call - S&P 500 Index	$47	08/05/16	2,215%	$(36,822)

OPTIONS ON EQUITIES

For the Period ending July 31, 2016 the Fund had the following written options activity:

	Contracts	Premiums Received
Contracts Outstanding October 31, 2015	0	$0
Contracts Written	47	156,944
Contracts Outstanding July 31, 2016	47	$156,944

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,050,187,694

Gross unrealized gain	128,891,289
Gross unrealized loss	(47,324,016)

Net unrealized security gain	$ 81,567,273

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.3%
345,000	United Technologies Corp.	$ 37,139,250

Beverages – 1.8%
500,000	PepsiCo., Inc.	54,460,000

Capital Markets – 1.8%
600,000	SEI Investments Co.	27,000,000
375,000	T. Rowe Price Group, Inc.	26,508,750

		53,508,750

Chemicals – 9.6%
675,000	Ecolab, Inc.	79,906,500
460,000	Monsanto Co.	49,114,200
290,000	The Sherwin-Williams Co.	86,921,700
625,000	The Valspar Corp.	66,543,750

		282,486,150

Commercial Banks – 1.6%
1,340,000	Bank of the Ozarks, Inc.	48,226,600

Communications Equipment – 2.6%
900,000	Harris Corp.	77,958,000

Diversified Financial Services – 2.0%
350,000	FactSet Research Systems, Inc.	60,186,000

Food & Staples Retailing – 2.9%
921,000	CVS Health Corp.	85,395,120

Food Products – 2.2%
1,770,000	Hormel Foods Corp.	66,109,500

Health Care Providers & Services – 3.5%
1,240,269	Cardinal Health, Inc.	103,686,489

Household Products – 1.6%
475,000	Church & Dwight Co., Inc.	46,664,000

Industrial Conglomerates – 2.3%
390,000	Roper Technologies, Inc.	66,440,400

Insurance – 4.1%
500,000	Aflac, Inc.	36,140,000
667,109	Chubb Ltd.	83,562,073

		119,702,073

IT Services – 3.6%
770,000	Automatic Data Processing, Inc.	68,491,500
427,709	Jack Henry & Associates, Inc.	38,173,028

		106,664,528

Leisure Equipment & Products – 2.8%
829,290	Polaris Industries, Inc.	81,892,388

Shares	Description	Value
Common Stocks – (continued)
Machinery – 4.3%
740,700	Illinois Tool Works, Inc.	$ 85,476,780
350,000	Parker-Hannifin Corp.	39,966,500

		125,443,280

Oil, Gas & Consumable Fuels – 21.5%
370,000	Buckeye Partners LP	26,662,200
1,080,000	Columbia Pipeline Partners LP	16,167,600
1,759,629	Enable Midstream Partners LP	22,400,077
2,499,000	Energy Transfer Equity LP	41,458,410
1,667,300	Enterprise Products Partners LP	47,468,031
989,700	EOG Resources, Inc.	80,858,490
680,000	EQT Midstream Partners LP	54,270,800
1,490,000	Genesis Energy LP	54,206,200
697,200	Magellan Midstream Partners LP	50,797,992
1,860,000	Suncor Energy, Inc.	50,052,600
1,399,200	Sunoco Logistics Partners LP	40,408,896
1,110,000	Tallgrass Energy GP LP	25,874,100
455,000	Tallgrass Energy Partners LP	21,516,950
820,000	Tesoro Logistics LP	39,991,400
569,270	Western Gas Partners LP	29,004,307
872,904	Williams Partners LP	32,594,235

		633,732,288

Pharmaceuticals – 9.7%
2,137,600	Novo Nordisk A/S ADR	121,779,072
810,000	Perrigo Co. PLC	74,025,900
2,840,000	Roche Holding AG ADR	91,135,600

		286,940,572

Real Estate Investment Trusts – 0.4%
125,000	Digital Realty Trust, Inc.	13,057,500

Road & Rail – 2.8%
1,290,200	Canadian National Railway Co.	81,553,542

Software – 2.1%
1,100,000	Microsoft Corp.	62,348,000

Specialty Retail – 8.4%
1,210,000	Lowe’s Cos., Inc.	99,558,800
825,000	Ross Stores, Inc.	51,009,750
1,195,000	The TJX Cos., Inc.	97,655,400

		248,223,950

Textiles, Apparel & Luxury Goods – 4.5%
1,525,000	NIKE, Inc. Class B	84,637,500
760,000	VF Corp.	47,446,800

		132,084,300

TOTAL COMMON STOCKS (Cost $2,278,224,274)		$2,873,902,680

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreements – 2.4%
Joint Repurchase Agreement Account II
$ 71,000,000	0.345%	08/01/16	$ 71,000,000
(Cost $71,000,000)

TOTAL INVESTMENTS – 99.8% (Cost $2,349,224,274)			$2,944,902,680

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			4,447,458

NET ASSETS – 100.0%			$2,949,350,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,344,604,575

Gross unrealized gain	716,900,745
Gross unrealized loss	(116,602,640)

Net unrealized security gain	$600,298,105

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Institutional Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

iii. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

iv. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximates fair value and are generally classified as Level 2 of the fair value hierarchy.

vi. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by the Income Builder Fund subject to the Funds’ agreement to repurchase the securities at a mutually agreed upon date and price (including interest) under the terms of a MRA.

The Funds are required to deliver securities as collateral to the counterparty that exceeds the value of the reverse repurchase agreement.The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that a Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Asia	$8,018,845	$—	$—
Europe	121,902,106	—	—
North America	659,901,524	—	2,827,099
Preferred Stocks(a)
North America	—	46,954,888	—
Fixed Income
Bank Loans	—	183,574,396	2,969,720
Corporate Obligations	—	991,722,660	—
Mortgage-Backed Obligations	—	821,453	—
Asset-Backed Securities	—	60,206	—
U.S. Treasury Obligations	74,114,615	—	—
Investment Companies	21,398,821	—	—
Short-term Investments	—	17,488,634	—
Total	$885,335,911	$1,240,622,237	$5,796,819

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$35,881	$—
Futures Contracts	124,600	—	—
Total	$124,600	$35,881	$—
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(124,689)	$—
Futures Contracts(b)	(7,640,964)	—	—
Written Options Contracts(b)	—	(36,822)	—
Total	$(7,640,964)	$(161,511)	$—

RISING DIVIDED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks	$2,873,902,680	$—	$—
Short-term Investments	—	71,000,000	—
Total	$2,873,902,680	$71,000,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$71,000,000	$71,000,681	$72,420,008

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase

Agreement Account II was as follows:

Counterparty	Interest Rate	Rising Dividend Growth
BNP Paribas Securities Co.	0.350%	$918,961
Citigroup Global Markets, Inc.	0.350	19,497,054
Merrill Lynch & Co., Inc.	0.350	33,967,256
Merrill Lynch & Co., Inc.	0.330	16,616,729
TOTAL		$71,000,000

At July 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Goldman Sachs Income Builder Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 2.4%
191,375	BWX Technologies, Inc.	$ 7,044,514
8,476	Hexcel Corp.	365,909
44,117	Northrop Grumman Corp.	9,557,066
12,978	Orbital ATK, Inc.	1,130,643
42,743	Raytheon Co.	5,963,931

		24,062,063

Airlines – 2.2%
153,144	Alaska Air Group, Inc.	10,294,340
147,298	Delta Air Lines, Inc.	5,707,797
337,873	JetBlue Airways Corp.*	6,193,212

		22,195,349

Auto Components – 1.4%
80,844	Lear Corp.	9,171,752
72,923	Visteon Corp.	5,111,173

		14,282,925

Beverages – 3.0%
57,208	Dr. Pepper Snapple Group, Inc.	5,635,560
202,768	PepsiCo., Inc.	22,085,491
45,973	The Coca-Cola Co.	2,005,802

		29,726,853

Biotechnology – 8.2%
116,824	AbbVie, Inc.	7,737,253
47,451	Alexion Pharmaceuticals, Inc.*	6,102,199
129,024	Amgen, Inc.	22,195,999
28,582	Biogen, Inc.*	8,286,779
84,827	Celgene Corp.*	9,516,741
129,449	Gilead Sciences, Inc.	10,287,312
36,649	Incyte Corp.*	3,306,106
7,208	Regeneron Pharmaceuticals, Inc.*	3,064,265
62,855	United Therapeutics Corp.*	7,606,084
43,328	Vertex Pharmaceuticals, Inc.*	4,202,816

		82,305,554

Building Products – 0.1%
22,138	Owens Corning	1,171,322

Capital Markets – 0.6%
25,914	E*TRADE Financial Corp.*	649,923
81,355	SEI Investments Co.	3,660,975
42,740	The Bank of New York Mellon Corp.	1,683,956

		5,994,854

Chemicals – 3.1%
26,429	Air Products & Chemicals, Inc.	3,949,021
215,620	Axalta Coating Systems Ltd.*	6,155,951
9,261	Celanese Corp. Series A	587,333
116,233	PPG Industries, Inc.	12,170,758
9,607	The Sherwin-Williams Co.	2,879,506

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
66,114	W.R. Grace & Co.	$ 4,949,955

		30,692,524

Commercial Banks* – 0.3%
78,202	Western Alliance Bancorp	2,661,214

Commercial Services & Supplies – 0.1%
24,687	KAR Auction Services, Inc.	1,055,863

Communications Equipment* – 0.5%
32,795	F5 Networks, Inc.	4,047,559
11,027	Palo Alto Networks, Inc.	1,443,324

		5,490,883

Computers & Peripherals – 4.5%
423,483	Apple, Inc.	44,131,163
29,825	EMC Corp.	843,451

		44,974,614

Construction & Engineering* – 0.5%
178,832	Quanta Services, Inc.	4,578,099

Construction Materials – 1.0%
77,998	Vulcan Materials Co.	9,670,192

Consumer Finance – 0.5%
258,461	Ally Financial, Inc.	4,662,636

Containers & Packaging – 0.4%
285,749	Graphic Packaging Holding Co.	3,897,616

Distributors – 0.6%
56,651	Pool Corp.	5,794,264

Diversified Telecommunication Services – 0.1%
3,935	SBA Communications Corp. Class A*	452,525
15,282	Verizon Communications, Inc.	846,776

		1,299,301

Electric Utilities – 1.0%
327,757	Great Plains Energy, Inc.	9,760,603

Electrical Equipment – 0.6%
117,535	AMETEK, Inc.	5,527,671
8,084	Regal Beloit Corp.	493,205

		6,020,876

Energy Equipment & Services – 0.7%
206,538	FMC Technologies, Inc.*	5,241,934
47,150	Oceaneering International, Inc.	1,314,542

		6,556,476

Food & Staples Retailing – 2.5%
129,164	CVS Health Corp.	11,976,086
105,481	Sysco Corp.	5,462,861

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
100,818	Walgreens Boots Alliance, Inc.	$ 7,989,827

		25,428,774

Food Products – 1.0%
180,082	ConAgra Foods, Inc.	8,420,634
13,318	McCormick & Co., Inc.	1,361,766

		9,782,400

Health Care Equipment & Supplies – 3.5%
42,909	Baxter International, Inc.	2,060,490
4,851	Becton Dickinson & Co.	853,776
345,197	Boston Scientific Corp.*	8,381,383
11,923	Edwards Lifesciences Corp.*	1,365,422
295,363	Hologic, Inc.*	11,368,522
88,470	IDEXX Laboratories, Inc.*	8,297,601
28,637	West Pharmaceutical Services, Inc.	2,298,979

		34,626,173

Health Care Providers & Services – 4.1%
5,264	Aetna, Inc.	606,465
32,492	Anthem, Inc.	4,267,499
39,441	Cardinal Health, Inc.	3,297,268
19,337	Cigna Corp.	2,493,700
113,593	Express Scripts Holding Co.*	8,641,019
26,909	Laboratory Corp. of America Holdings*	3,755,420
71,367	McKesson Corp.	13,885,163
9,832	Quest Diagnostics, Inc.	849,092
19,862	UnitedHealth Group, Inc.	2,844,238
5,507	WellCare Health Plans, Inc.*	588,148

		41,228,012

Hotels, Restaurants & Leisure – 2.0%
10,173	Hyatt Hotels Corp. Class A*	513,126
70,539	International Game Technology PLC	1,474,265
36,642	Las Vegas Sands Corp.	1,855,917
11,026	Marriott International, Inc. Class A(a)	790,564
2,763	McDonald’s Corp.	325,067
183,007	MGM Resorts International*	4,388,508
73,435	Vail Resorts, Inc.	10,506,346

		19,853,793

Household Durables – 0.8%
216,019	D.R. Horton, Inc.	7,102,705
26,454	Leggett & Platt, Inc.	1,390,687

		8,493,392

Household Products – 1.2%
68,291	Kimberly-Clark Corp.	8,847,099
22,544	The Clorox Co.	2,954,842

		11,801,941

Shares	Description	Value
Common Stocks – (continued)
Independent Power Producers & Energy Traders – 0.0%
25,051	AES Corp.	$ 309,380

Industrial Conglomerates – 0.3%
28,110	Carlisle Cos., Inc.	2,903,482

Insurance – 0.3%
11,274	Reinsurance Group of America, Inc.	1,118,944
61,060	XL Group Ltd.	2,113,287

		3,232,231

Internet & Catalog Retail – 3.6%
35,407	Amazon.com, Inc.*(b)	26,867,186
5,751	Expedia, Inc.	670,854
28,180	Netflix, Inc.*	2,571,425
3,886	The Priceline Group, Inc.*	5,249,248
12,113	TripAdvisor, Inc.*	847,546

		36,206,259

Internet Software & Services* – 8.7%
27,674	Alphabet, Inc. Class A	21,899,543
27,972	Alphabet, Inc. Class C	21,504,594
1,857	CoStar Group, Inc.	386,070
417,778	eBay, Inc.	13,017,963
211,110	Facebook, Inc. Class A	26,164,973
7,038	LinkedIn Corp. Class A	1,356,434
66,614	Rackspace Hosting, Inc.	1,560,766
35,727	Twitter, Inc.	594,497

		86,484,840

IT Services – 2.9%
35,202	Accenture PLC Class A	3,971,138
104,155	Cognizant Technology Solutions Corp. Class A*	5,987,871
59,832	CoreLogic, Inc.*	2,410,033
27,079	Gartner, Inc.*	2,714,670
23,191	Global Payments, Inc.	1,731,440
50,574	Jack Henry & Associates, Inc.	4,513,729
89,074	Teradata Corp.*	2,527,920
15,956	Vantiv, Inc. Class A*	873,910
54,110	Visa, Inc. Class A	4,223,286

		28,953,997

Leisure Equipment & Products* – 0.3%
50,294	Vista Outdoor, Inc.	2,517,215

Life Sciences Tools & Services – 0.8%
30,773	Agilent Technologies, Inc.	1,480,489
15,543	Bruker Corp.	387,332
2,547	Mettler-Toledo International, Inc.*	1,047,352
31,048	Thermo Fisher Scientific, Inc.	4,931,664

		7,846,837

Machinery – 0.8%
113,595	Allison Transmission Holdings, Inc.	3,273,808

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
16,724	Ingersoll-Rand PLC	$ 1,108,132
5,544	Nordson Corp.	489,480
36,008	The Toro Co.	3,310,936

		8,182,356

Media – 2.8%
83,571	Comcast Corp. Class A	5,620,150
229,484	The Interpublic Group of Cos., Inc.	5,291,901
49,919	The Walt Disney Co.	4,789,728
14,396	Thomson Reuters Corp.	606,215
428,289	Twenty-First Century Fox, Inc. Class A	11,409,619

		27,717,613

Metals & Mining – 1.9%
119,788	Reliance Steel & Aluminum Co.	9,396,171
374,687	Steel Dynamics, Inc.	10,049,105

		19,445,276

Multi-Utilities – 1.2%
213,672	CenterPoint Energy, Inc.	5,111,034
279,077	NiSource, Inc.	7,161,116

		12,272,150

Multiline Retail – 0.4%
46,434	Dollar General Corp.	4,399,157

Oil, Gas & Consumable Fuels – 0.5%
64,768	Newfield Exploration Co.*	2,804,454
57,974	The Williams Cos., Inc.	1,389,637
8,392	World Fuel Services Corp.	399,459

		4,593,550

Pharmaceuticals – 3.6%
9,674	Allergan PLC*	2,447,038
27,537	Bristol-Myers Squibb Co.	2,060,043
21,735	Eli Lilly & Co.	1,801,614
20,199	Jazz Pharmaceuticals PLC*	3,049,443
40,161	Johnson & Johnson	5,029,362
223,286	Mylan NV*	10,447,552
303,164	Pfizer, Inc.	11,183,720

		36,018,772

Professional Services – 0.1%
14,771	ManpowerGroup, Inc.	1,025,107

Real Estate Investment Trusts – 1.9%
41,042	American Tower Corp.	4,751,432
25,158	Care Capital Properties, Inc.	744,174
82,004	Crown Castle International Corp.	7,956,848
119,190	CubeSmart	3,541,135
12,387	Iron Mountain, Inc.	510,468
19,255	Regency Centers Corp.	1,635,327

		19,139,384

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.5%
188,741	CSX Corp.	$ 5,347,033

Semiconductors & Semiconductor Equipment – 3.1%
318,889	Applied Materials, Inc.	8,383,592
122,399	KLA-Tencor Corp.	9,266,828
52,346	Lam Research Corp.	4,699,101
206,090	Maxim Integrated Products, Inc.	8,404,350
9,189	NVIDIA Corp.	524,692

		31,278,563

Software – 7.4%
62,732	Adobe Systems, Inc.*	6,138,954
33,629	Cadence Design Systems, Inc.*	808,777
124,838	Citrix Systems, Inc.*	11,126,811
60,883	Manhattan Associates, Inc.*	3,534,258
537,584	Microsoft Corp.	30,470,261
280,542	Nuance Communications, Inc.*	4,508,310
268,011	Oracle Corp.	10,999,171
75,022	salesforce.com, Inc.*	6,136,800

		73,723,342

Specialty Retail – 4.4%
49,783	Burlington Stores, Inc.*	3,808,897
202,957	Lowe’s Cos., Inc.	16,699,302
20,522	O’Reilly Automotive, Inc.*	5,964,309
58,662	Sally Beauty Holdings, Inc.*	1,720,556
106,790	The Home Depot, Inc.	14,762,650
57,518	The Michaels Cos., Inc.*	1,516,175

		44,471,889

Textiles, Apparel & Luxury Goods – 1.9%
20,978	Carter’s, Inc.	2,124,023
302,896	NIKE, Inc. Class B	16,810,728

		18,934,751

Tobacco – 1.6%
231,615	Altria Group, Inc.	15,680,335
8,960	Reynolds American, Inc.	448,538

		16,128,873

Trading Companies & Distributors – 1.5%
70,700	United Rentals, Inc.*	5,632,669
61,879	Watsco, Inc.	8,913,051

		14,545,720

TOTAL COMMON STOCKS (Cost $930,606,723)		$973,746,343

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.7%
Repurchase Agreements – 2.7%
Joint Repurchase Agreement Account II
$26,800,000	0.345%	08/01/16	$ 26,800,000
(Cost $26,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $957,406,723)			$1,000,546,343

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.1%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
759,200	0.380%	$ 759,200
(Cost $759,200)

TOTAL INVESTMENTS – 100.2% (Cost $958,165,923)		$1,001,305,543

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,255,212)

NET ASSETS – 100.0%		$ 999,050,331

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	161	September 2016	$17,454,010	$790,970

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$958,429,517

Gross unrealized gain	65,330,827
Gross unrealized loss	(22,454,801)

Net unrealized security gain	$42,876,026

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 0.5%
13,704	Orbital ATK, Inc.	$ 1,193,892
5,837	Raytheon Co.	814,437

		2,008,329

Airlines – 1.5%
41,635	Alaska Air Group, Inc.	2,798,705
44,336	Delta Air Lines, Inc.	1,718,020
102,850	JetBlue Airways Corp.*	1,885,240

		6,401,965

Auto Components – 0.9%
32,439	Lear Corp.	3,680,205

Automobiles – 0.1%
29,985	Ford Motor Co.	379,610

Beverages – 1.1%
40,654	PepsiCo., Inc.	4,428,034

Biotechnology – 1.7%
2,600	Alexion Pharmaceuticals, Inc.*	334,360
23,702	Amgen, Inc.	4,077,455
1,428	Biogen, Inc.*	414,020
17,633	United Therapeutics Corp.*	2,133,769

		6,959,604

Building Products – 0.4%
28,938	Owens Corning	1,531,110

Capital Markets – 2.6%
20,825	Ameriprise Financial, Inc.	1,995,868
116,757	E*TRADE Financial Corp.*	2,928,265
3,161	State Street Corp.	207,931
145,147	The Bank of New York Mellon Corp.	5,718,792

		10,850,856

Chemicals – 1.7%
20,105	Air Products & Chemicals, Inc.	3,004,089
16,715	Axalta Coating Systems Ltd.*	477,213
5,413	Cabot Corp.	263,559
15,640	PPG Industries, Inc.	1,637,665
24,162	W.R. Grace & Co.	1,809,009

		7,191,535

Commercial Banks – 8.1%
277,013	Bank of America Corp.	4,013,918
20,989	Citigroup, Inc.	919,528
97,184	Citizens Financial Group, Inc.	2,170,119
22,407	East West Bancorp, Inc.	766,768
126,664	JPMorgan Chase & Co.	8,102,696
113,640	KeyCorp.	1,329,588
298,339	Regions Financial Corp.	2,735,769
72,311	SunTrust Banks, Inc.	3,058,032
38,541	Synovus Financial Corp.	1,173,188
110,388	TCF Financial Corp.	1,500,173

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
25,014	The PNC Financial Services Group, Inc.	$ 2,067,407
96,132	Wells Fargo & Co.	4,611,452
45,638	Western Alliance Bancorp*	1,553,061

		34,001,699

Communications Equipment – 0.6%
30,708	Brocade Communications Systems, Inc.	285,584
75,838	Cisco Systems, Inc.	2,315,334

		2,600,918

Computers & Peripherals – 0.7%
2,197	Apple, Inc.	228,950
76,064	EMC Corp.	2,151,090
37,936	HP, Inc.	531,483

		2,911,523

Construction & Engineering – 0.5%
24,215	KBR, Inc.	339,494
72,163	Quanta Services, Inc.*	1,847,373

		2,186,867

Construction Materials – 0.9%
30,000	Vulcan Materials Co.	3,719,400

Consumer Finance – 2.0%
230,854	Ally Financial, Inc.	4,164,606
29,927	Capital One Financial Corp.	2,007,503
72,668	Synchrony Financial*	2,025,984

		8,198,093

Containers & Packaging – 0.2%
64,193	Graphic Packaging Holding Co.	875,592

Diversified Financial Services – 1.8%
47,334	Berkshire Hathaway, Inc. Class B*	6,828,876
1,490	Intercontinental Exchange, Inc.	393,658
16,114	Voya Financial, Inc.	413,002

		7,635,536

Diversified Telecommunication Services – 3.2%
253,130	AT&T, Inc.(a)	10,957,998
63,998	CenturyLink, Inc.	2,012,097
8,088	Verizon Communications, Inc.	448,156

		13,418,251

Electric Utilities – 2.7%
114,420	FirstEnergy Corp.	3,995,546
144,984	Great Plains Energy, Inc.	4,317,623
11,372	Hawaiian Electric Industries, Inc.	353,101
31,241	PG&E Corp.	1,997,550

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
12,262	PPL Corp.	$ 462,400

		11,126,220

Electrical Equipment – 1.1%
51,111	AMETEK, Inc.	2,403,751
29,722	Eaton Corp. PLC	1,884,672
8,928	Regal Beloit Corp.	544,697

		4,833,120

Energy Equipment & Services – 2.4%
166,370	FMC Technologies, Inc.*	4,222,471
12,887	National Oilwell Varco, Inc.	416,894
93,901	Oceaneering International, Inc.	2,617,960
34,808	Schlumberger Ltd.	2,802,740

		10,060,065

Food & Staples Retailing – 2.0%
24,736	CVS Health Corp.	2,293,522
5,376	Wal-Mart Stores, Inc.	392,287
69,566	Walgreens Boots Alliance, Inc.	5,513,105

		8,198,914

Food Products – 2.3%
53,000	Archer-Daniels-Midland Co.	2,389,240
89,067	ConAgra Foods, Inc.	4,164,773
13,538	Mondelez International, Inc. Class A	595,401
15,946	The J.M. Smucker Co.	2,458,235

		9,607,649

Gas Utilities – 0.3%
23,897	UGI Corp.	1,081,578

Health Care Equipment & Supplies – 1.8%
14,450	Baxter International, Inc.	693,889
44,879	Hologic, Inc.*	1,727,392
57,706	Medtronic PLC	5,056,777

		7,478,058

Health Care Providers & Services – 2.2%
15,574	Anthem, Inc.	2,045,489
5,416	Cigna Corp.	698,447
26,088	Express Scripts Holding Co.*	1,984,514
17,426	McKesson Corp.	3,390,403
12,568	Quest Diagnostics, Inc.	1,085,373

		9,204,226

Hotels, Restaurants & Leisure – 0.6%
31,461	International Game Technology PLC	657,535
43,331	MGM Resorts International*	1,039,077
4,888	Vail Resorts, Inc.	699,326

		2,395,938

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 0.5%
60,952	D.R. Horton, Inc.	$ 2,004,102

Household Products – 1.7%
15,920	Kimberly-Clark Corp.	2,062,436
58,591	The Procter & Gamble Co.	5,014,804

		7,077,240

Independent Power Producers & Energy Traders – 1.0%
348,521	AES Corp.	4,304,234

Industrial Conglomerates – 1.6%
14,506	Carlisle Cos., Inc.	1,498,325
162,360	General Electric Co.	5,055,890

		6,554,215

Insurance – 6.6%
103,499	Allied World Assurance Co. Holdings AG	4,242,424
16,093	Arch Capital Group Ltd.*	1,168,834
20,373	First American Financial Corp.	851,795
74,879	Lincoln National Corp.	3,269,966
81,532	Principal Financial Group, Inc.	3,801,837
41,360	Reinsurance Group of America, Inc.	4,104,980
35,620	The Allstate Corp.	2,433,915
13,694	The Progressive Corp.	445,192
26,400	The Travelers Cos., Inc.	3,068,208
128,501	XL Group Ltd.	4,447,420

		27,834,571

Internet Software & Services* – 0.9%
88,497	eBay, Inc.	2,757,567
31,012	Yahoo!, Inc.	1,184,348

		3,941,915

Leisure Equipment & Products* – 0.1%
11,281	Vista Outdoor, Inc.	564,614

Life Sciences Tools & Services – 0.5%
13,045	Thermo Fisher Scientific, Inc.	2,072,068

Machinery – 1.1%
129,080	Allison Transmission Holdings, Inc.	3,720,085
9,295	Ingersoll-Rand PLC	615,887
1,124	Stanley Black & Decker, Inc.	136,791

		4,472,763

Media – 1.2%
48,558	Thomson Reuters Corp.	2,044,778
109,549	Twenty-First Century Fox, Inc. Class A	2,918,385

		4,963,163

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 2.8%
28,868	Newmont Mining Corp.	$ 1,270,192
33,322	Nucor Corp.	1,787,392
56,396	Reliance Steel & Aluminum Co.	4,423,702
161,537	Steel Dynamics, Inc.	4,332,423

		11,813,709

Multi-Utilities – 3.2%
4,991	Ameren Corp.	261,728
192,262	CenterPoint Energy, Inc.	4,598,907
3,965	CMS Energy Corp.	179,139
10,729	MDU Resources Group, Inc.	258,033
166,890	NiSource, Inc.	4,282,397
34,880	Sempra Energy	3,902,374

		13,482,578

Oil, Gas & Consumable Fuels – 8.1%
66,281	Anadarko Petroleum Corp.	3,614,303
36,403	Chevron Corp.	3,730,579
7,564	Cimarex Energy Co.	907,831
21,367	ConocoPhillips	872,201
16,156	Devon Energy Corp.	618,452
16,760	Energen Corp.	794,089
119,164	Exxon Mobil Corp.	10,599,638
131,168	Kinder Morgan, Inc.	2,666,645
50,986	Newfield Exploration Co.*	2,207,694
16,633	Noble Energy, Inc.	594,131
12,378	Occidental Petroleum Corp.	925,008
25,128	Pioneer Natural Resources Co.	4,085,059
42,980	The Williams Cos., Inc.	1,030,231
31,024	World Fuel Services Corp.	1,476,742

		34,122,603

Pharmaceuticals – 8.5%
83,756	Johnson & Johnson	10,488,764
145,274	Merck & Co., Inc.	8,521,773
100,403	Mylan NV*	4,697,856
325,426	Pfizer, Inc.	12,004,965

		35,713,358

Professional Services – 0.3%
20,022	ManpowerGroup, Inc.	1,389,527

Real Estate Investment Trusts – 4.5%
110,068	American Homes 4 Rent Class A	2,388,476
4,037	American Tower Corp.	467,364
38,738	Apartment Investment & Management Co. Class A	1,780,786
10,371	Care Capital Properties, Inc.	306,774
40,914	Crown Castle International Corp.	3,969,886
43,528	CubeSmart	1,293,217
50,337	DDR Corp.	993,652
33,165	Duke Realty Corp.	954,820
6,760	Empire State Realty Trust, Inc. Class A	141,892

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
65,757	Equity Commonwealth*	$ 1,974,025
11,254	Forest City Realty Trust, Inc. Class A	266,157
6,742	Mid-America Apartment Communities, Inc.	714,787
13,165	Piedmont Office Realty Trust, Inc. Class A	288,840
16,748	Post Properties, Inc.	1,065,005
18,067	ProLogis, Inc.	984,471
2,620	Regency Centers Corp.	222,517
9,088	Sun Communities, Inc.	719,315
3,773	Welltower, Inc.	299,312

		18,831,296

Road & Rail – 1.6%
139,650	CSX Corp.	3,956,284
32,810	Norfolk Southern Corp.	2,945,682

		6,901,966

Semiconductors & Semiconductor Equipment – 3.1%
105,094	Applied Materials, Inc.	2,762,921
54,537	Intel Corp.	1,901,160
33,920	KLA-Tencor Corp.	2,568,083
8,392	Lam Research Corp.	753,350
48,405	Maxim Integrated Products, Inc.	1,973,956
18,662	QUALCOMM, Inc.	1,167,868
95,402	Teradyne, Inc.	1,884,189

		13,011,527

Software – 2.8%
6,443	Citrix Systems, Inc.*	574,265
155,182	Nuance Communications, Inc.*	2,493,775
208,756	Oracle Corp.	8,567,346

		11,635,386

Specialty Retail – 1.2%
12,749	Best Buy Co., Inc.	428,366
12,773	Burlington Stores, Inc.*	977,262
40,829	Lowe’s Cos., Inc.	3,359,410
5,146	The Michaels Cos., Inc.*	135,649

		4,900,687

Textiles, Apparel & Luxury Goods – 0.7%
47,400	NIKE, Inc. Class B	2,630,700
2,778	PVH Corp.	280,745

		2,911,445

Tobacco – 1.0%
42,844	Philip Morris International, Inc.	4,295,539

Trading Companies & Distributors* – 0.6%
32,401	United Rentals, Inc.	2,581,388

TOTAL COMMON STOCKS (Cost $396,096,311)		$408,344,789

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$10,300,000	0.345%	08/01/16	$ 10,300,000
(Cost $10,300,000)

TOTAL INVESTMENTS – 100.0% (Cost $406,396,311)			$418,644,789

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			70,807

NET ASSETS – 100.0%			$418,715,596

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of a security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	49	September 2016	$5,312,090	$240,730

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$406,743,956

Gross unrealized gain	20,511,105
Gross unrealized loss	(8,610,272)

Net unrealized security gain	$11,900,833

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.8%
17,444	Curtiss-Wright Corp.	$ 1,552,341
54,110	DigitalGlobe, Inc.*	1,458,806
14,547	Esterline Technologies Corp.*	884,894

		3,896,041

Airlines – 0.7%
30,266	Hawaiian Holdings, Inc.*	1,378,011
5,605	SkyWest, Inc.	161,256

		1,539,267

Auto Components – 2.5%
11,764	Cooper Tire & Rubber Co.	388,094
10,395	Cooper-Standard Holding, Inc.*	915,280
65,074	Dana Holding Corp.	887,609
15,015	Drew Industries, Inc.	1,375,524
40,267	Modine Manufacturing Co.*	386,563
35,164	Superior Industries International, Inc.	1,074,612
13,735	Tower International, Inc.	317,004

		5,344,686

Beverages* – 0.3%
3,899	The Boston Beer Co., Inc. Class A	713,049

Biotechnology – 6.6%
15,347	Acceleron Pharma, Inc.*	520,570
37,702	Achillion Pharmaceuticals, Inc.*	312,173
46,057	Acorda Therapeutics, Inc.*	1,164,321
40,446	Cepheid, Inc.*	1,428,957
3,437	Editas Medicine, Inc.*(a)	88,400
38,206	Emergent BioSolutions, Inc.*	1,275,698
84,730	Exelixis, Inc.*	777,822
27,521	FibroGen, Inc.*	526,477
11,457	Five Prime Therapeutics, Inc.*	580,755
29,002	Genomic Health, Inc.*	841,928
46,332	Halozyme Therapeutics, Inc.*(a)	460,540
20,985	Insys Therapeutics, Inc.*(a)	328,415
70,839	Ironwood Pharmaceuticals, Inc.*	1,000,955
7,429	Lexicon Pharmaceuticals, Inc.*(a)	121,241
50,618	MiMedx Group, Inc.*(a)	379,129
8,514	Momenta Pharmaceuticals, Inc.*	95,868
42,158	Myriad Genetics, Inc.*	1,306,055
2,980	Ophthotech Corp.*	191,435
187,239	PDL BioPharma, Inc.	659,081
5,807	Prothena Corp. PLC*(a)	319,675
4,303	Puma Biotechnology, Inc.*	214,677
44,437	Repligen Corp.*	1,270,898
3,524	Ultragenyx Pharmaceutical, Inc.*	222,999

		14,088,069

Shares	Description	Value
Common Stocks – (continued)
Building Products – 1.6%
27,459	Continental Building Products, Inc.*	$ 643,913
10,372	Masonite International Corp.*	724,277
30,827	NCI Building Systems, Inc.*	500,014
5,617	Simpson Manufacturing Co., Inc.	229,174
12,838	Universal Forest Products, Inc.	1,388,044

		3,485,422

Capital Markets – 1.9%
46,916	BGC Partners, Inc. Class A	416,145
22,028	Cohen & Steers, Inc.	949,407
5,912	Evercore Partners, Inc. Class A	299,561
8,554	GAMCO Investors, Inc. Class A	292,034
21,952	Investment Technology Group, Inc.	366,598
31,819	OM Asset Management PLC	445,466
27,944	Piper Jaffray Cos.*	1,155,205

		3,924,416

Chemicals – 3.3%
41,373	Chemtura Corp.*	1,162,167
23,804	H.B. Fuller Co.	1,108,314
12,127	Innophos Holdings, Inc.	522,189
5,522	Koppers Holdings, Inc.*	174,606
21,738	Minerals Technologies, Inc.	1,418,622
36,841	PolyOne Corp.	1,292,014
708	Quaker Chemical Corp.	67,727
3,202	Sensient Technologies Corp.	236,404
8,568	Stepan Co.	551,008
9,591	Trinseo SA(a)	477,536

		7,010,587

Commercial Banks – 6.9%
5,389	1st Source Corp.	181,124
19,066	Bank of the Ozarks, Inc.	686,185
15,655	Berkshire Hills Bancorp, Inc.	412,822
43,030	Central Pacific Financial Corp.	1,055,526
59,487	CVB Financial Corp.	978,561
14,677	F.N.B. Corp.	175,390
33,102	FCB Financial Holdings, Inc. Class A*	1,157,577
4,540	First Busey Corp.	102,286
1,694	First Citizens BancShares, Inc. Class A	440,067
37,879	First Midwest Bancorp, Inc.	707,201
3,087	Glacier Bancorp, Inc.	85,139
1,635	Great Southern Bancorp, Inc.	64,092
12,483	Hanmi Financial Corp.	306,083
5,851	Hilltop Holdings, Inc.*	127,435
16,244	Home BancShares, Inc.	339,012
18,596	IBERIABANK Corp.	1,161,692
20,261	International Bancshares Corp.	555,557
69,283	OFG Bancorp	735,093
48,317	Old National Bancorp	635,852

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
15,203	PrivateBancorp, Inc.	$ 671,973
29,074	Prosperity Bancshares, Inc.	1,485,391
11,148	Renasant Corp.	359,189
2,351	UMB Financial Corp.	130,269
68,709	Umpqua Holdings Corp.	1,046,438
46,201	United Community Banks, Inc.	888,907
2,254	WesBanco, Inc.	69,694

		14,558,555

Commercial Services & Supplies – 3.1%
7,791	ABM Industries, Inc.	289,903
38,054	Brady Corp. Class A	1,223,056
9,034	Essendant, Inc.	181,041
13,503	Herman Miller, Inc.	442,493
8,780	HNI Corp.	457,701
54,676	Kimball International, Inc. Class B	622,760
42,220	Knoll, Inc.	1,066,055
10,157	McGrath RentCorp	323,704
44,365	Quad Graphics, Inc.	1,125,096
27,007	The Brink’s Co.	886,370

		6,618,179

Communications Equipment* – 2.2%
21,970	Calix, Inc.	169,608
20,710	Ciena Corp.	397,425
64,856	Finisar Corp.	1,216,699
18,298	Infinera Corp.	160,291
17,942	Ixia	206,333
25,346	NETGEAR, Inc.	1,303,545
26,886	ShoreTel, Inc.	197,343
150,478	Viavi Solutions, Inc.	1,072,908

		4,724,152

Computers & Peripherals* – 0.7%
39,505	Cray, Inc.	1,246,778
8,009	Super Micro Computer, Inc.	172,594

		1,419,372

Construction & Engineering – 1.3%
53,434	Aegion Corp.*	1,096,466
19,266	Comfort Systems USA, Inc.	585,301
20,358	EMCOR Group, Inc.	1,133,940

		2,815,707

Construction Materials* – 0.3%
8,935	US Concrete, Inc.	576,308

Consumer Finance – 0.5%
81,038	EZCORP, Inc. Class A*	734,204
9,067	Nelnet, Inc. Class A	366,398

		1,100,602

Containers & Packaging – 0.1%
3,187	Greif, Inc. Class A	127,894

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – 1.6%
23,209	Bridgepoint Education, Inc.*	$ 165,480
4,839	Bright Horizons Family Solutions, Inc.*	324,552
8,027	Capella Education Co.	480,577
6,790	DeVry Education Group, Inc.(a)	151,213
34,262	Houghton Mifflin Harcourt Co.*	580,741
56,127	K12, Inc.*	694,852
78,902	Regis Corp.*	1,060,443

		3,457,858

Diversified Telecommunication Services* – 0.6%
25,687	General Communication, Inc. Class A	395,323
135,257	Vonage Holdings Corp.	802,074

		1,197,397

Electric Utilities – 0.9%
22,739	ALLETE, Inc.	1,451,885
10,528	Portland General Electric Co.	459,758

		1,911,643

Electrical Equipment – 1.2%
18,318	AZZ, Inc.(b)	1,137,181
17,687	Babcock & Wilcox Enterprises, Inc.*	271,672
1,641	Encore Wire Corp.	61,587
49,506	General Cable Corp.	729,223
34,160	LSI Industries, Inc.	374,394

		2,574,057

Electronic Equipment, Instruments & Components – 2.5%
8,980	Belden, Inc.	657,426
52,274	Benchmark Electronics, Inc.*	1,225,302
13,948	II-VI, Inc.*	280,355
30,736	Insight Enterprises, Inc.*	817,578
32,001	Kimball Electronics, Inc.*	403,853
13,321	MTS Systems Corp.	631,815
4,413	Rogers Corp.*	302,026
3,810	ScanSource, Inc.*	156,324
6,508	Tech Data Corp.*	507,168
35,223	TTM Technologies, Inc.*	350,469

		5,332,316

Energy Equipment & Services – 0.7%
11,243	Archrock, Inc.	100,175
106,470	McDermott International, Inc.*	551,515
12,796	Oil States International, Inc.*	395,652
85,965	Pioneer Energy Services Corp.*	270,790
36,176	Seadrill Ltd.*(a)	107,443
11,525	Unit Corp.*	144,062

		1,569,637

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.2%
12,238	Calavo Growers, Inc.	$ 805,016
11,743	Darling Ingredients, Inc.*	185,304
22,832	Fresh Del Monte Produce, Inc.	1,297,999
4,251	John B. Sanfilippo & Son, Inc.	198,394
1,078	Lancaster Colony Corp.	140,097

		2,626,810

Gas Utilities – 1.0%
8,349	ONE Gas, Inc.	542,351
19,303	Southwest Gas Corp.	1,495,983

		2,038,334

Health Care Equipment & Supplies – 3.3%
2,394	Atrion Corp.	1,141,459
19,183	Cantel Medical Corp.	1,284,302
16,143	Cynosure, Inc. Class A*	887,219
4,707	Haemonetics Corp.*	142,716
7,158	ICU Medical, Inc.*	835,768
7,388	Insulet Corp.*	261,461
17,138	Invacare Corp.	197,430
25,061	Masimo Corp.*	1,327,481
21,595	Natus Medical, Inc.*	849,332

		6,927,168

Health Care Providers & Services – 1.7%
5,833	Amedisys, Inc.*	312,357
6,802	Kindred Healthcare, Inc.	83,393
18,328	Magellan Health, Inc.*	1,254,918
31,982	Owens & Minor, Inc.	1,142,077
32,880	Triple-S Management Corp. Class B*	817,068

		3,609,813

Health Care Technology* – 0.3%
13,139	HMS Holdings Corp.	261,203
8,072	Medidata Solutions, Inc.	429,027

		690,230

Hotels, Restaurants & Leisure – 3.1%
14,841	BJ’s Restaurants, Inc.*	576,424
6,732	Bloomin’ Brands, Inc.	121,041
31,128	Bob Evans Farms, Inc.	1,144,888
62,730	Boyd Gaming Corp.*	1,230,135
11,615	International Speedway Corp. Class A	392,239
12,604	Isle of Capri Casinos, Inc.*	236,073
8,493	La Quinta Holdings, Inc.*	105,058
37,762	Penn National Gaming, Inc.*	567,185
30,664	Pinnacle Entertainment, Inc.*	334,851
10,370	Ruth’s Hospitality Group, Inc.	165,609
35,225	SeaWorld Entertainment, Inc.(a)	542,465
39,571	Sonic Corp.	1,064,856

		6,480,824

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.7%
5,428	Cavco Industries, Inc.*	$ 539,435
28,504	Ethan Allen Interiors, Inc.	989,944
7,503	Helen of Troy Ltd.*	747,374
43,236	KB Home(a)	678,805
19,056	TopBuild Corp.*	719,554

		3,675,112

Independent Power Producers & Energy Traders – 0.4%
15,096	Dynegy, Inc.*	228,403
15,763	Ormat Technologies, Inc.	719,423

		947,826

Insurance – 1.8%
80,928	American Equity Investment Life Holding Co.	1,289,183
23,645	Argo Group International Holdings Ltd.	1,226,939
5,438	FBL Financial Group, Inc. Class A	339,168
52,655	Maiden Holdings Ltd.	735,591
2,963	United Fire Group, Inc.	124,446

		3,715,327

Internet & Catalog Retail* – 1.3%
19,568	FTD Cos., Inc.	495,266
40,006	Liberty TripAdvisor Holdings, Inc. Class A	946,942
22,963	Shutterfly, Inc.	1,221,402

		2,663,610

Internet Software & Services – 1.8%
73,745	Bankrate, Inc.*	587,748
13,380	Cornerstone OnDemand, Inc.*	577,882
171,981	EarthLink Holdings Corp.	1,166,031
5,426	LogMeIn, Inc.*	466,148
33,034	Marchex, Inc. Class B*	104,718
26,489	Monster Worldwide, Inc.*	67,017
3,694	New Relic, Inc.*	127,221
31,343	NIC, Inc.	730,919

		3,827,684

IT Services – 1.1%
11,275	Acxiom Corp.*	258,761
8,608	CSG Systems International, Inc.	346,558
28,637	EVERTEC, Inc.	492,557
31,812	ManTech International Corp. Class A	1,256,892

		2,354,768

Leisure Equipment & Products – 0.6%
62,592	Callaway Golf Co.	669,734
17,104	Smith & Wesson Holding Corp.*	503,713
2,243	Sturm Ruger & Co., Inc.	152,524

		1,325,971

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services* – 0.3%
2,772	Cambrex Corp.	$ 145,281
8,765	INC Research Holdings, Inc. Class A	390,130

		535,411

Machinery – 3.5%
1,519	Albany International Corp. Class A	64,299
10,063	Altra Industrial Motion Corp.	285,789
21,756	Astec Industries, Inc.	1,311,452
4,253	Briggs & Stratton Corp.	96,671
2,761	Chart Industries, Inc.*	82,885
6,016	CLARCOR, Inc.	374,556
1,449	EnPro Industries, Inc.	66,292
66,092	Federal Signal Corp.	869,110
6,993	Hyster-Yale Materials Handling, Inc.	446,083
8,671	Kadant, Inc.	476,385
17,149	Miller Industries, Inc.	368,017
7,519	Standex International Corp.	667,687
5,387	Tennant Co.	345,199
15,487	The Manitowoc Co., Inc.	86,263
79,829	Wabash National Corp.*	1,155,924
12,527	Woodward, Inc.	733,331

		7,429,943

Media – 0.6%
35,192	Gannett Co., Inc.	449,050
4,349	Meredith Corp.	236,933
16,104	MSG Networks, Inc. Class A*	258,469
20,457	New Media Investment Group, Inc.	361,271

		1,305,723

Metals & Mining – 2.3%
55,834	AK Steel Holding Corp.*(a)	366,271
12,310	Carpenter Technology Corp.(a)	483,167
12,086	Coeur Mining, Inc.*	185,157
78,415	Commercial Metals Co.(b)	1,296,984
13,994	Materion Corp.	369,582
5,558	Ryerson Holding Corp.*	80,258
40,802	Schnitzer Steel Industries, Inc. Class A	795,231
27,326	Worthington Industries, Inc.	1,210,815

		4,787,465

Multi-Utilities – 0.4%
12,546	NorthWestern Corp.	762,044

Multiline Retail – 0.1%
4,315	Big Lots, Inc.	229,472

Oil, Gas & Consumable Fuels – 1.9%
20,138	Alon USA Energy, Inc.	142,376
83,893	Callon Petroleum Co.*	955,541
11,210	Carrizo Oil & Gas, Inc.*	367,688
111,554	Denbury Resources, Inc.(a)	323,507

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
18,686	Matador Resources Co.*	$ 394,088
97,877	Oasis Petroleum, Inc.*	743,865
18,608	PDC Energy, Inc.*	1,019,160
2,877	RSP Permian, Inc.*	103,428

		4,049,653

Paper & Forest Products – 0.5%
1,977	Clearwater Paper Corp.*	124,373
13,843	KapStone Paper and Packaging Corp.	197,678
12,329	Louisiana-Pacific Corp.*	249,046
10,806	Schweitzer-Mauduit International, Inc.	408,575

		979,672

Pharmaceuticals – 2.0%
27,525	Catalent, Inc.*	702,988
9,207	Horizon Pharma PLC*	177,603
41,467	Impax Laboratories, Inc.*	1,302,893
9,382	Pacira Pharmaceuticals, Inc.*	340,098
10,355	Phibro Animal Health Corp. Class A	213,624
25,155	Prestige Brands Holdings, Inc.*	1,345,792
17,737	SciClone Pharmaceuticals, Inc.*	187,303

		4,270,301

Professional Services – 2.0%
4,414	Barrett Business Services, Inc.	189,714
19,325	Huron Consulting Group, Inc.*	1,187,908
15,312	Insperity, Inc.	1,201,839
14,420	RPX Corp.*	145,209
11,696	The Advisory Board Co.*	488,425
7,548	TriNet Group, Inc.*	163,716
3,481	TrueBlue, Inc.*	77,731
13,209	WageWorks, Inc.*	816,448

		4,270,990

Real Estate Investment Trusts – 8.6%
72,948	American Capital Mortgage Investment Corp.	1,193,429
179,116	Anworth Mortgage Asset Corp.	881,251
11,136	ARMOUR Residential REIT, Inc.	236,974
119,249	CBL & Associates Properties, Inc.	1,465,570
15,478	Chesapeake Lodging Trust	391,129
16,174	CoreSite Realty Corp.	1,334,840
110,853	Cousins Properties, Inc.	1,179,476
14,112	DuPont Fabros Technology, Inc.	674,977
29,528	FelCor Lodging Trust, Inc.	187,503
52,093	First Industrial Realty Trust, Inc.	1,535,181

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
43,439	Hudson Pacific Properties, Inc.	$ 1,468,673
18,269	InfraREIT, Inc.	322,630
78,146	Invesco Mortgage Capital, Inc.	1,125,302
46,170	Mack-Cali Realty Corp.	1,301,994
9,639	New Senior Investment Group, Inc.	115,572
5,246	Pebblebrook Hotel Trust	155,544
53,474	Pennsylvania Real Estate Investment Trust	1,360,379
11,595	PS Business Parks, Inc.	1,285,770
2,113	QTS Realty Trust, Inc. Class A	120,969
1,088	Saul Centers, Inc.	73,081
28,036	Summit Hotel Properties, Inc.	397,550
25,371	Western Asset Mortgage Capital Corp.(a)	249,651
97,961	WP Glimcher, Inc.	1,242,145

		18,299,590

Real Estate Management & Development – 0.1%
6,244	RE/MAX Holdings, Inc. Class A	270,490

Road & Rail – 0.1%
9,019	ArcBest Corp.	168,745

Semiconductors & Semiconductor Equipment – 3.6%
31,054	Advanced Energy Industries, Inc.*	1,264,519
8,706	Cabot Microelectronics Corp.	458,110
14,589	Cavium, Inc.*	680,869
31,907	Entegris, Inc.*	545,291
11,795	Inphi Corp.*	414,948
15,487	MaxLinear, Inc. Class A*	337,771
23,730	MKS Instruments, Inc.	1,083,986
121,984	Photronics, Inc.*	1,178,365
9,222	Power Integrations, Inc.	526,299
10,849	Semtech Corp.*	275,782
4,177	Silicon Laboratories, Inc.*	222,551
7,991	Synaptics, Inc.*	415,132
7,435	Tessera Technologies, Inc.	238,961

		7,642,584

Software – 2.5%
25,100	Bottomline Technologies de, Inc.*	529,861
23,119	CommVault Systems, Inc.*	1,196,177
43,225	Mentor Graphics Corp.	923,286
5,670	MicroStrategy, Inc. Class A*	991,626
2,361	Pegasystems, Inc.	65,872
12,007	Progress Software Corp.*	348,923
8,319	Qualys, Inc.*	261,133
8,364	RealPage, Inc.*	210,355
10,246	RingCentral, Inc. Class A*	235,965
11,631	Synchronoss Technologies, Inc.*	434,302
4,882	Take-Two Interactive Software, Inc.*	196,159

		5,393,659

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 2.9%
11,671	Aaron’s, Inc.	$ 279,520
21,503	Abercrombie & Fitch Co. Class A	445,327
31,625	American Eagle Outfitters, Inc.(a)	566,720
13,191	Caleres, Inc.	347,187
22,524	GNC Holdings, Inc. Class A	459,715
19,603	Group 1 Automotive, Inc.	1,221,659
46,252	Rent-A-Center, Inc.(b)	499,522
12,627	Stage Stores, Inc.	74,878
27,339	The Cato Corp. Class A	977,916
6,781	The Children’s Place, Inc.	566,756
35,270	The Finish Line, Inc. Class A	766,417

		6,205,617

Textiles, Apparel & Luxury Goods – 0.7%
16,765	Columbia Sportswear Co.	959,796
2,528	Deckers Outdoor Corp.*	166,874
4,840	G-III Apparel Group Ltd.*	193,745
4,496	Steven Madden Ltd.*	157,450

		1,477,865

Thrifts & Mortgage Finance – 2.9%
57,725	Beneficial Bancorp, Inc.	782,751
49,960	BofI Holding, Inc.*(a)	840,327
15,352	Capitol Federal Financial, Inc.	217,538
59,783	Dime Community Bancshares, Inc.	1,034,246
5,283	Flagstar Bancorp, Inc.*	139,524
58,806	Oritani Financial Corp.	953,833
64,733	Radian Group, Inc.	835,056
27,841	Walker & Dunlop, Inc.*	658,996
8,600	Washington Federal, Inc.	215,000
16,282	WSFS Financial Corp.	572,964

		6,250,235

Trading Companies & Distributors – 1.4%
27,233	Applied Industrial Technologies, Inc.	1,278,589
38,459	H&E Equipment Services, Inc.	716,106
44,425	MRC Global, Inc.*	587,743
15,902	NOW, Inc.*	291,166

		2,873,604

Wireless Telecommunication Services – 0.2%
22,931	Spok Holdings, Inc.	423,765

TOTAL COMMON STOCKS (Cost $194,226,095)		$206,495,519

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreements – 2.8%
Joint Repurchase Agreement Account II
$6,000,000	0.345%	08/01/16	$ 6,000,000
(Cost $6,000,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $200,226,095)			$212,495,519

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.5%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
5,294,406	0.380%	$ 5,294,406
(Cost $5,294,406)

TOTAL INVESTMENTS – 102.5% (Cost $205,520,501)		$217,789,925

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(5,385,377)

NET ASSETS – 100.0%		$212,404,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	33	September 2016	$4,016,100	$287,052

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$205,619,637

Gross unrealized gain	21,725,329
Gross unrealized loss	(9,555,041)

Net unrealized security gain	$12,170,288

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Aerospace & Defense – 1.2%
18,975	Curtiss-Wright Corp.	$ 1,688,585
25,271	DigitalGlobe, Inc.*	681,306
1,569	Esterline Technologies Corp.*	95,443

		2,465,334

Air Freight & Logistics* – 0.1%
3,114	Hub Group, Inc. Class A	127,487

Airlines* – 0.8%
33,871	Hawaiian Holdings, Inc.	1,542,147

Auto Components – 2.2%
11,098	American Axle & Manufacturing Holdings, Inc.*	193,216
13,986	Cooper-Standard Holding, Inc.*	1,231,467
57,921	Dana Holding Corp.	790,043
16,210	Drew Industries, Inc.	1,484,998
7,127	Superior Industries International, Inc.	217,801
9,887	Tenneco, Inc.*	558,813

		4,476,338

Beverages* – 0.4%
4,533	The Boston Beer Co., Inc. Class A	828,995

Biotechnology – 10.2%
23,368	Acceleron Pharma, Inc.*	792,643
59,833	Achillion Pharmaceuticals, Inc.*	495,417
41,799	Acorda Therapeutics, Inc.*	1,056,679
10,106	AMAG Pharmaceuticals, Inc.*	268,112
23,345	ARIAD Pharmaceuticals, Inc.*	222,011
28,879	Array BioPharma, Inc.*(a)	108,007
47,066	Cepheid, Inc.*	1,662,842
29,876	Dyax Corp.	45,262
7,975	Editas Medicine, Inc.*	205,117
38,919	Emergent BioSolutions, Inc.*	1,299,505
16,654	Exact Sciences Corp.*	289,447
84,614	Exelixis, Inc.*(a)	776,756
43,144	FibroGen, Inc.*	825,345
12,546	Five Prime Therapeutics, Inc.*	635,957
37,553	Genomic Health, Inc.*	1,090,164
63,641	Halozyme Therapeutics, Inc.*(a)(b)	632,592
32,408	Insys Therapeutics, Inc.*(a)	507,185
98,148	Ironwood Pharmaceuticals, Inc.*	1,386,831
20,427	Lexicon Pharmaceuticals, Inc.*(a)	333,369
3,129	Ligand Pharmaceuticals, Inc.*(a)	422,039
80,014	MiMedx Group, Inc.*(a)	599,305
29,211	Momenta Pharmaceuticals, Inc.*	328,916
45,779	Myriad Genetics, Inc.*	1,418,233

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
9,443	Ophthotech Corp.*	$ 606,618
4,669	Portola Pharmaceuticals, Inc.*	121,207
11,998	Prothena Corp. PLC*(a)	660,490
9,421	Puma Biotechnology, Inc.*	470,014
43,348	Repligen Corp.*	1,239,753
9,600	Retrophin, Inc.*	172,128
3,123	Sarepta Therapeutics, Inc.*(a)	78,949
3,091	Spark Therapeutics, Inc.*	179,093
4,181	TESARO, Inc.*	389,836
10,289	Ultragenyx Pharmaceutical, Inc.*	651,088
15,374	Xencor, Inc.*	291,184
33,150	ZIOPHARM Oncology, Inc.*(a)	161,109

		20,423,203

Building Products – 2.8%
38,378	Continental Building Products, Inc.*	899,964
6,650	Insteel Industries, Inc.	231,354
19,209	Masonite International Corp.*	1,341,364
49,861	NCI Building Systems, Inc.*	808,745
13,228	Ply Gem Holdings, Inc.*	203,182
19,246	Simpson Manufacturing Co., Inc.	785,237
12,947	Universal Forest Products, Inc.	1,399,830

		5,669,676

Capital Markets – 1.7%
38,055	BGC Partners, Inc. Class A	337,548
20,872	Cohen & Steers, Inc.	899,583
8,939	Evercore Partners, Inc. Class A	452,939
21,440	Investment Technology Group, Inc.	358,048
23,415	OM Asset Management PLC	327,810
23,806	Piper Jaffray Cos.*	984,140

		3,360,068

Chemicals – 3.9%
39,951	Chemtura Corp.*	1,122,224
30,090	H.B. Fuller Co.	1,400,990
6,366	Innophos Holdings, Inc.	274,120
10,839	Koppers Holdings, Inc.*	342,729
21,852	Minerals Technologies, Inc.	1,426,062
41,197	PolyOne Corp. (b)	1,444,779
741	Quaker Chemical Corp.	70,884
8,211	Sensient Technologies Corp.	606,218
5,966	Stepan Co.	383,673
10,535	The Chemours Co.	97,976
12,217	Trinseo SA	608,284

		7,777,939

Commercial Banks – 0.7%
20,549	Bank of the Ozarks, Inc.	739,558
1,823	First Financial Bankshares, Inc.(a)	62,292
10,926	Home BancShares, Inc.	228,026
21,419	OFG Bancorp	227,256

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
1,395	Prosperity Bancshares, Inc.	$ 71,270

		1,328,402

Commercial Services & Supplies – 3.1%
38,751	Brady Corp. Class A	1,245,457
2,394	G&K Services, Inc. Class A	192,023
18,522	Herman Miller, Inc.	606,966
19,200	HNI Corp.	1,000,896
46,967	Knoll, Inc.	1,185,917
29,126	Quad Graphics, Inc.	738,635
13,555	Steelcase, Inc. Class A	196,547
30,122	The Brink’s Co.	988,604
1,789	US Ecology, Inc.	81,042

		6,236,087

Communications Equipment – 2.3%
39,601	Ciena Corp.*	759,943
45,209	Finisar Corp.*	848,121
24,982	Infinera Corp.*	218,842
1,535	InterDigital, Inc.	90,642
31,792	Ixia*	365,608
3,674	Lumentum Holdings, Inc.*	111,139
25,450	NETGEAR, Inc.*	1,308,893
30,524	ShoreTel, Inc.*	224,046
86,920	Viavi Solutions, Inc.*	619,740

		4,546,974

Computers & Peripherals* – 0.8%
40,966	Cray, Inc.	1,292,887
15,066	Super Micro Computer, Inc.	324,672

		1,617,559

Construction & Engineering – 1.1%
31,650	Aegion Corp.*	649,458
28,176	Comfort Systems USA, Inc.	855,987
12,392	EMCOR Group, Inc.	690,234

		2,195,679

Construction Materials* – 0.5%
10,601	Headwaters, Inc.	210,854
12,430	US Concrete, Inc.	801,735

		1,012,589

Distributors – 0.2%
8,041	Core-Mark Holding Co., Inc.	393,687

Diversified Consumer Services – 1.5%
10,730	Bright Horizons Family Solutions, Inc.*	719,661
14,737	Capella Education Co.	882,304
56,165	Houghton Mifflin Harcourt Co.*	951,997
39,217	Regis Corp.*	527,077

		3,081,039

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services* – 0.6%
29,287	General Communication, Inc. Class A	$ 450,727
114,640	Vonage Holdings Corp.	679,815

		1,130,542

Electric Utilities – 0.5%
14,676	ALLETE, Inc.	937,063

Electrical Equipment – 0.9%
17,901	AZZ, Inc.	1,111,294
46,815	General Cable Corp.	689,585

		1,800,879

Electronic Equipment, Instruments & Components – 2.5%
21,473	Belden, Inc.	1,572,038
39,754	Benchmark Electronics, Inc.*	931,834
14,426	II-VI, Inc.*	289,963
12,016	InvenSense, Inc.*	81,469
10,425	Itron, Inc.*	445,043
4,846	Methode Electronics, Inc.	169,755
18,500	MTS Systems Corp.	877,455
8,577	Rogers Corp.*	587,010

		4,954,567

Energy Equipment & Services* – 0.0%
24,946	Pioneer Energy Services Corp.	78,580

Food Products – 1.5%
16,149	Calavo Growers, Inc.	1,062,281
12,530	Darling Ingredients, Inc.*	197,723
18,168	Fresh Del Monte Produce, Inc.	1,032,851
4,580	John B. Sanfilippo & Son, Inc.	213,749
4,699	Lancaster Colony Corp.	610,682

		3,117,286

Gas Utilities – 0.5%
14,268	Southwest Gas Corp.	1,105,770

Health Care Equipment & Supplies – 4.3%
1,697	Anika Therapeutics, Inc.*	84,714
293	Atrion Corp.	139,703
20,862	Cantel Medical Corp.	1,396,711
23,101	Cynosure, Inc. Class A*	1,269,631
16,318	Globus Medical, Inc. Class A*	374,498
9,357	ICU Medical, Inc.*	1,092,523
23,236	Insulet Corp.*	822,322
28,226	Masimo Corp.*	1,495,131
8,329	Meridian Bioscience, Inc.	161,250
26,889	Natus Medical, Inc.*	1,057,544
7,266	NuVasive, Inc.*	451,945
17,026	NxStage Medical, Inc.*	376,445

		8,722,417

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 2.0%
11,321	Amedisys, Inc.*	$ 606,240
6,101	CorVel Corp.*	275,765
18,016	Magellan Health, Inc.*	1,233,555
5,453	Molina Healthcare, Inc.*	309,785
28,238	Owens & Minor, Inc.	1,008,379
3,626	The Providence Service Corp.*	175,390
19,047	Triple-S Management Corp. Class B*	473,318

		4,082,432

Health Care Technology* – 0.8%
26,371	HMS Holdings Corp.	524,255
19,270	Medidata Solutions, Inc.	1,024,201

		1,548,456

Hotels, Restaurants & Leisure – 4.3%
17,340	BJ’s Restaurants, Inc.*	673,485
21,780	Bloomin’ Brands, Inc.	391,604
31,951	Bob Evans Farms, Inc.	1,175,158
68,652	Boyd Gaming Corp.*	1,346,266
3,536	Churchill Downs, Inc.	463,676
2,544	DineEquity, Inc.	207,005
35,479	Isle of Capri Casinos, Inc.*	664,522
28,009	La Quinta Holdings, Inc.*	346,471
63,990	Penn National Gaming, Inc.*	961,130
31,846	Pinnacle Entertainment, Inc.*	347,758
13,274	Ruth’s Hospitality Group, Inc.	211,986
42,713	SeaWorld Entertainment, Inc.(a)	657,780
42,680	Sonic Corp.	1,148,519

		8,595,360

Household Durables – 2.2%
8,213	Cavco Industries, Inc.*	816,208
23,508	Ethan Allen Interiors, Inc.	816,433
10,856	Helen of Troy Ltd.*	1,081,366
5,473	Installed Building Products, Inc.*	196,098
46,919	KB Home(a)	736,628
20,283	TopBuild Corp.*	765,886

		4,412,619

Independent Power Producers & Energy Traders – 0.3%
13,461	Ormat Technologies, Inc.	614,360

Insurance – 1.0%
56,800	American Equity Investment Life Holding Co.	904,824
18,808	Argo Group International Holdings Ltd. (b)	975,947
7,087	Maiden Holdings Ltd.	99,005

		1,979,776

Internet & Catalog Retail – 1.5%
6,869	HSN, Inc.	351,418
55,787	Liberty TripAdvisor Holdings, Inc. Class A*	1,320,478

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – (continued)
25,822	Shutterfly, Inc.*	$ 1,373,472

		3,045,368

Internet Software & Services – 3.6%
58,837	Bankrate, Inc.*	468,931
26,010	Cornerstone OnDemand, Inc.*	1,123,372
165,435	EarthLink Holdings Corp.	1,121,649
23,830	Five9, Inc.*	300,496
16,065	Intralinks Holdings, Inc.*	111,813
11,568	j2 Global, Inc.	773,205
8,819	LogMeIn, Inc.*	757,640
18,351	New Relic, Inc.*	632,009
54,998	NIC, Inc.*	1,282,553
7,261	RetailMeNot, Inc.*	60,629
3,629	SPS Commerce, Inc.*	229,788
4,407	Stamps.com, Inc.*(a)	334,073

		7,196,158

IT Services – 1.6%
15,474	Acxiom Corp.*	355,128
10,383	Convergys Corp.	276,707
24,507	CSG Systems International, Inc.	986,652
44,268	EVERTEC, Inc.	761,410
12,624	ExlService Holdings, Inc.*	625,014
3,597	ManTech International Corp. Class A	142,118
9,007	Travelport Worldwide Ltd.	121,504

		3,268,533

Leisure Equipment & Products – 0.9%
74,274	Callaway Golf Co.	794,732
25,817	Smith & Wesson Holding Corp.*	760,310
4,090	Sturm Ruger & Co., Inc.	278,120

		1,833,162

Life Sciences Tools & Services* – 0.7%
8,418	Cambrex Corp.	441,187
18,576	INC Research Holdings, Inc. Class A	826,818
2,934	Luminex Corp.	62,876

		1,330,881

Machinery – 3.7%
3,306	Albany International Corp. Class A	139,943
10,261	Altra Industrial Motion Corp.	291,412
19,623	Astec Industries, Inc.	1,182,875
14,263	CLARCOR, Inc.	888,014
2,945	EnPro Industries, Inc.	134,734
23,943	Federal Signal Corp.	314,851
3,015	Global Brass & Copper Holdings, Inc.	85,385
7,942	Hyster-Yale Materials Handling, Inc.	506,620
14,577	Mueller Water Products, Inc. Class A	172,883
3,667	Rexnord Corp.*	78,070

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
9,722	Standex International Corp.	$ 863,314
9,061	Tennant Co.	580,629
81,163	Wabash National Corp.*	1,175,240
16,828	Woodward, Inc.	985,111

		7,399,081

Media – 0.4%
1,951	Imax Corp.*	61,632
18,454	MSG Networks, Inc. Class A*	296,187
27,880	New Media Investment Group, Inc.	492,361

		850,180

Metals & Mining – 1.3%
18,867	Coeur Mining, Inc.*	289,043
49,479	Commercial Metals Co.	818,383
3,229	Schnitzer Steel Industries, Inc. Class A	62,933
31,098	Worthington Industries, Inc.	1,377,952

		2,548,311

Multiline Retail – 0.3%
10,658	Big Lots, Inc.	566,792

Oil, Gas & Consumable Fuels* – 1.2%
89,289	Callon Petroleum Co.	1,017,002
11,723	Carrizo Oil & Gas, Inc.	384,514
29,106	Matador Resources Co.	613,846
52,975	Oasis Petroleum, Inc.	402,610

		2,417,972

Paper & Forest Products – 0.6%
4,255	Clearwater Paper Corp.*	267,682
9,218	KapStone Paper and Packaging Corp.	131,633
26,342	Louisiana-Pacific Corp.*	532,108
9,596	Schweitzer-Mauduit International, Inc.	362,825

		1,294,248

Pharmaceuticals – 3.7%
24,605	Amphastar Pharmaceuticals, Inc.*	398,109
50,415	Catalent, Inc.*	1,287,599
10,842	Corcept Therapeutics, Inc.*(a)	62,884
15,974	Depomed, Inc.*	303,027
29,114	Horizon Pharma PLC*(a)	561,609
48,212	Impax Laboratories, Inc.*	1,514,821
16,200	Innoviva, Inc.	208,494
17,115	Pacira Pharmaceuticals, Inc.*	620,419
13,200	Phibro Animal Health Corp. Class A	272,316
28,859	Prestige Brands Holdings, Inc.*	1,543,956
35,402	SciClone Pharmaceuticals, Inc.*	373,845

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
17,439	Sucampo Pharmaceuticals, Inc. Class A*	$ 204,908

		7,351,987

Professional Services – 2.6%
1,413	CEB, Inc.	84,836
16,733	Huron Consulting Group, Inc.*	1,028,577
15,644	Insperity, Inc.	1,227,898
3,551	Mistras Group, Inc.*	88,988
23,284	RPX Corp.*	234,470
20,472	The Advisory Board Co.*	854,911
14,552	TriNet Group, Inc.*	315,633
14,517	TrueBlue, Inc.*	324,165
18,569	WageWorks, Inc.*	1,147,750

		5,307,228

Real Estate Investment Trusts – 3.3%
61,018	American Capital Mortgage Investment Corp.	998,254
62,513	Anworth Mortgage Asset Corp.	307,564
8,277	Chesapeake Lodging Trust	209,160
17,064	CoreSite Realty Corp.	1,408,292
4,761	DuPont Fabros Technology, Inc.	227,719
22,495	First Industrial Realty Trust, Inc.	662,928
38,095	Pennsylvania Real Estate Investment Trust	969,137
10,489	PS Business Parks, Inc.	1,163,125
5,209	QTS Realty Trust, Inc. Class A	298,215
23,762	WP Glimcher, Inc.	301,302

		6,545,696

Road & Rail – 0.1%
6,099	ArcBest Corp.	114,112

Semiconductors & Semiconductor Equipment – 5.3%
30,755	Advanced Energy Industries, Inc.*	1,252,344
11,525	Cabot Microelectronics Corp.	606,445
26,682	Cavium, Inc.*	1,245,249
6,785	Cirrus Logic, Inc.*	329,683
36,464	Entegris, Inc.*	623,170
20,481	Inphi Corp.*	720,522
29,492	MaxLinear, Inc. Class A*	643,221
16,001	MKS Instruments, Inc.	730,926
101,443	Photronics, Inc.*	979,939
14,894	Power Integrations, Inc.	850,001
24,096	Semtech Corp.*	612,520
14,058	Silicon Laboratories, Inc.*	749,010
15,431	Synaptics, Inc.*	801,640
15,299	Tessera Technologies, Inc.	491,710

		10,636,380

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 5.0%
48,135	Bottomline Technologies de, Inc.*	$ 1,016,130
3,353	BroadSoft, Inc.*	150,315
29,823	CommVault Systems, Inc.*	1,543,042
11,498	Fleetmatics Group PLC*	493,954
8,886	Imperva, Inc.*	418,708
4,537	Infoblox, Inc.*	84,933
7,645	Mentor Graphics Corp.	163,297
6,646	MicroStrategy, Inc. Class A*	1,162,319
6,917	Monotype Imaging Holdings, Inc.	136,888
16,776	Pegasystems, Inc.	468,050
9,394	Progress Software Corp.*	272,990
21,760	Qualys, Inc.*	683,046
23,472	RealPage, Inc.*	590,321
28,130	RingCentral, Inc. Class A*	647,834
17,241	Synchronoss Technologies, Inc.*	643,779
26,533	Take-Two Interactive Software, Inc.*	1,066,096
7,093	The Rubicon Project, Inc.*	100,153
11,908	Zendesk, Inc.*	360,098

		10,001,953

Specialty Retail – 3.1%
57,339	American Eagle Outfitters, Inc.	1,027,515
10,218	Caleres, Inc.	268,938
28,363	GNC Holdings, Inc. Class A	578,889
17,197	Group 1 Automotive, Inc.	1,071,717
38,727	Pier 1 Imports, Inc.(a)	198,282
25,593	The Cato Corp. Class A	915,462
13,557	The Children’s Place, Inc.	1,133,094
46,443	The Finish Line, Inc. Class A	1,009,206
4,649	Zumiez, Inc.*	78,940

		6,282,043

Textiles, Apparel & Luxury Goods – 1.0%
20,190	Columbia Sportswear Co.	1,155,878
8,883	G-III Apparel Group Ltd.*	355,586
13,738	Steven Madden Ltd.*	481,105

		1,992,569

Thrifts & Mortgage Finance* – 0.6%
53,439	BofI Holding, Inc.(a)	898,844
17,206	Walker & Dunlop, Inc.	407,266

		1,306,110

Trading Companies & Distributors – 1.0%
24,153	Applied Industrial Technologies, Inc.	1,133,983
48,763	H&E Equipment Services, Inc.	907,967

		2,041,950

Wireless Telecommunication Services – 0.1%
6,841	Shenandoah Telecommunications Co.	281,028

TOTAL COMMON STOCKS (Cost $179,453,007)		$193,775,052

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 4.2%
Repurchase Agreements – 4.2%
Joint Repurchase Agreement Account II
$8,400,000	0.345%	08/01/16	$ 8,400,000
(Cost $8,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $187,853,007)			$202,175,052

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 3.1%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
6,312,749	0.380%	$ 6,312,749
(Cost $6,312,749)

TOTAL INVESTMENTS – 103.8% (Cost $194,165,756)		$208,487,801

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%		(7,623,830)

NET ASSETS – 100.0%		$200,863,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	29	September 2016	$3,529,300	$8,249

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$194,547,139

Gross unrealized gain	20,043,103
Gross unrealized loss	(6,102,441)

Net unrealized security gain	$13,940,662

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.2%
10,341	Curtiss-Wright Corp.	$ 920,246
41,806	DigitalGlobe, Inc.*	1,127,090
8,277	Ducommun, Inc.*	160,077
1,460	Engility Holdings, Inc.*	42,398
13,520	Esterline Technologies Corp.*	822,422

		3,072,233

Airlines – 0.5%
11,489	Hawaiian Holdings, Inc.*	523,094
4,893	SkyWest, Inc.	140,772

		663,866

Auto Components – 2.2%
11,454	Cooper Tire & Rubber Co.	377,867
5,244	Cooper-Standard Holding, Inc.*	461,734
56,238	Dana Holding Corp.	767,086
32,950	Modine Manufacturing Co.*	316,320
3,240	Standard Motor Products, Inc.	135,886
27,317	Superior Industries International, Inc.	834,808
8,553	Tower International, Inc.	197,403

		3,091,104

Beverages* – 0.0%
290	The Boston Beer Co., Inc. Class A	53,035

Biotechnology – 3.0%
23,605	Acorda Therapeutics, Inc.*	596,734
8,390	Cepheid, Inc.*	296,419
14,463	Emergent BioSolutions, Inc.*	482,920
38,321	Exelixis, Inc.*(a)	351,787
4,982	Five Prime Therapeutics, Inc.*	252,538
3,241	Ironwood Pharmaceuticals, Inc.*	45,795
21,657	Myriad Genetics, Inc.*	670,934
199,739	PDL BioPharma, Inc.	703,081
23,902	Repligen Corp.*	683,597

		4,083,805

Building Products – 0.8%
2,334	Continental Building Products, Inc.*	54,732
8,384	NCI Building Systems, Inc.*	135,988
7,839	Universal Forest Products, Inc.	847,553

		1,038,273

Capital Markets – 1.0%
19,795	Investment Technology Group, Inc.	330,577
16,412	OM Asset Management PLC	229,768
19,601	Piper Jaffray Cos.*	810,305

		1,370,650

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 2.3%
23,773	Chemtura Corp.*	$ 667,784
11,734	Innophos Holdings, Inc.	505,266
1,994	Innospec, Inc.	100,238
3,888	Koppers Holdings, Inc.*	122,939
14,098	Minerals Technologies, Inc.	920,035
7,547	PolyOne Corp.	264,673
9,615	Stepan Co.	618,341

		3,199,276

Commercial Banks – 14.1%
14,913	1st Source Corp.	501,226
9,235	BancorpSouth, Inc.	219,978
21,456	Berkshire Hills Bancorp, Inc.	565,795
34,947	Central Pacific Financial Corp.	857,250
64,732	CVB Financial Corp.	1,064,841
21,990	F.N.B. Corp.	262,780
24,221	FCB Financial Holdings, Inc. Class A*	847,008
11,257	First Busey Corp.	253,620
4,077	First Citizens BancShares, Inc. Class A	1,059,123
37,602	First Financial Bancorp	801,299
4,967	First Financial Bankshares, Inc.(a)	169,722
14,622	First Interstate BancSystem, Inc.	424,623
28,518	First Merchants Corp.	747,172
50,203	First Midwest Bancorp, Inc.	937,290
14,262	Flushing Financial Corp.	318,185
9,166	Glacier Bancorp, Inc.	252,798
9,256	Great Southern Bancorp, Inc.	362,835
19,705	Hanmi Financial Corp.	483,167
5,810	Heartland Financial USA, Inc.	213,343
10,492	Hilltop Holdings, Inc.*	228,516
18,015	IBERIABANK Corp.	1,125,397
31,795	International Bancshares Corp.	871,819
57,321	OFG Bancorp	608,176
68,706	Old National Bancorp	904,171
17,508	PrivateBancorp, Inc.	773,854
24,434	Prosperity Bancshares, Inc.	1,248,333
17,515	Renasant Corp.	564,333
8,384	Towne Bank(a)	192,413
5,101	TriCo Bancshares	132,728
4,919	UMB Financial Corp.	272,562
79,164	Umpqua Holdings Corp.	1,205,668
40,673	United Community Banks, Inc.	782,549
9,870	WesBanco, Inc.	305,180

		19,557,754

Commercial Services & Supplies – 2.2%
7,495	ABM Industries, Inc.	278,889
29,437	Brady Corp. Class A	946,105
9,352	Essendant, Inc.	187,414
47,710	Kimball International, Inc. Class B	543,417
10,805	McGrath RentCorp	344,355

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
29,193	Quad Graphics, Inc.	$ 740,335

		3,040,515

Communications Equipment* – 2.0%
19,659	Calix, Inc.	151,768
41,413	Finisar Corp.	776,908
24,372	Ixia	280,278
19,715	NETGEAR, Inc.	1,013,942
13,470	ShoreTel, Inc.	98,870
62,080	Viavi Solutions, Inc.	442,630

		2,764,396

Computers & Peripherals* – 0.4%
15,372	Cray, Inc.	485,141
4,084	Super Micro Computer, Inc.	88,010

		573,151

Construction & Engineering – 1.4%
43,876	Aegion Corp.*	900,335
19,008	EMCOR Group, Inc.	1,058,746

		1,959,081

Consumer Finance – 1.0%
21,854	Enova International, Inc.*	198,653
59,718	EZCORP, Inc. Class A*	541,045
15,088	Nelnet, Inc. Class A	609,706

		1,349,404

Containers & Packaging – 0.1%
2,320	Greif, Inc. Class A	93,102

Diversified Consumer Services – 1.6%
29,421	Bridgepoint Education, Inc.*	209,772
3,446	Capella Education Co.	206,312
9,719	DeVry Education Group, Inc.(a)	216,442
22,840	Houghton Mifflin Harcourt Co.*	387,138
37,415	K12, Inc.*	463,197
57,427	Regis Corp.*	771,819

		2,254,680

Diversified Telecommunication Services* – 0.6%
12,257	Cincinnati Bell, Inc.	61,285
122,461	Vonage Holdings Corp.	726,194

		787,479

Electric Utilities – 1.8%
19,307	ALLETE, Inc.	1,232,752
29,970	Portland General Electric Co.	1,308,790

		2,541,542

Electrical Equipment – 0.9%
18,461	Babcock & Wilcox Enterprises, Inc.*	283,561
3,822	Encore Wire Corp.	143,440
33,412	General Cable Corp.	492,159

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
26,942	LSI Industries, Inc.	$ 295,284

		1,214,444

Electronic Equipment, Instruments & Components – 2.2%
40,294	Benchmark Electronics, Inc.*	944,491
17,446	II-VI, Inc.*	350,665
19,296	Insight Enterprises, Inc.*	513,274
28,883	Kimball Electronics, Inc.*	364,504
3,008	MTS Systems Corp.	142,669
1,969	Rogers Corp.*	134,758
2,765	ScanSource, Inc.*	113,448
2,413	Tech Data Corp.*	188,045
34,357	TTM Technologies, Inc.*	341,852

		3,093,706

Energy Equipment & Services – 1.4%
17,157	Archrock, Inc.	152,869
100,966	McDermott International, Inc.*	523,004
20,864	Oil States International, Inc.*	645,115
63,563	Pioneer Energy Services Corp.*	200,223
62,670	Seadrill Ltd.*(a)	186,130
15,477	Unit Corp.*	193,462

		1,900,803

Food & Staples Retailing – 0.0%
1,462	SpartanNash Co.	46,053

Food Products – 1.1%
1,363	Calavo Growers, Inc.	89,658
14,278	Darling Ingredients, Inc.*	225,307
17,187	Fresh Del Monte Produce, Inc.	977,081
3,738	John B. Sanfilippo & Son, Inc.	174,452

		1,466,498

Gas Utilities – 1.8%
8,340	Northwest Natural Gas Co.	541,600
10,768	ONE Gas, Inc.	699,489
16,814	Southwest Gas Corp.	1,303,085

		2,544,174

Health Care Equipment & Supplies – 0.8%
3,486	Cantel Medical Corp.	233,388
3,068	Cynosure, Inc. Class A*	168,617
1,805	Haemonetics Corp.*	54,727
2,043	ICU Medical, Inc.*	238,541
6,906	Masimo Corp.*	365,811
2,632	SurModics, Inc.*	72,196

		1,133,280

Health Care Providers & Services – 1.5%
14,027	Magellan Health, Inc.*	960,429
18,216	Owens & Minor, Inc.	650,493

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
18,579	Triple-S Management Corp. Class B*	$ 461,688

		2,072,610

Hotels, Restaurants & Leisure – 1.9%
18,732	Bob Evans Farms, Inc.	688,963
33,311	Boyd Gaming Corp.*	653,229
8,907	International Speedway Corp. Class A	300,789
5,627	Isle of Capri Casinos, Inc.*	105,394
13,564	Penn National Gaming, Inc.*	203,731
23,595	Sonic Corp.	634,942

		2,587,048

Household Durables – 1.2%
6,605	CSS Industries, Inc.	173,777
10,031	Ethan Allen Interiors, Inc.	348,377
33,142	KB Home(a)	520,329
3,199	La-Z-Boy, Inc.	96,674
14,356	TopBuild Corp.*	542,083

		1,681,240

Household Products* – 0.3%
19,472	Central Garden & Pet Co. Class A	443,767

Independent Power Producers & Energy Traders – 0.7%
23,270	Dynegy, Inc.*	352,075
12,752	Ormat Technologies, Inc.	582,001

		934,076

Insurance – 3.3%
60,646	American Equity Investment Life Holding Co.	966,091
19,814	Argo Group International Holdings Ltd.	1,028,148
7,880	FBL Financial Group, Inc. Class A	491,475
53,221	Genworth Financial, Inc. Class A*	152,212
24,818	Heritage Insurance Holdings, Inc.	307,495
57,144	Maiden Holdings Ltd.	798,302
10,443	Stewart Information Services Corp.	447,065
7,868	United Fire Group, Inc.	330,456

		4,521,244

Internet & Catalog Retail* – 0.7%
9,487	FTD Cos., Inc.	240,116
18,184	Liberty TripAdvisor Holdings, Inc. Class A	430,415
6,183	Shutterfly, Inc.	328,874

		999,405

Internet Software & Services – 0.6%
43,574	Bankrate, Inc.*	347,285
45,564	EarthLink Holdings Corp.	308,924
25,877	Marchex, Inc. Class B*	82,030

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
22,699	Monster Worldwide, Inc.*	$ 57,428

		795,667

IT Services – 0.8%
11,401	Acxiom Corp.*	261,653
21,958	ManTech International Corp. Class A	867,561

		1,129,214

Leisure Equipment & Products – 0.3%
44,425	Callaway Golf Co.	475,348

Machinery – 4.2%
1,456	Albany International Corp. Class A	61,633
3,023	Altra Industrial Motion Corp.	85,853
15,341	Astec Industries, Inc.	924,756
5,646	Briggs & Stratton Corp.	128,334
6,219	Chart Industries, Inc.*	186,694
1,682	CLARCOR, Inc.	104,721
55,719	Federal Signal Corp.	732,705
8,284	Hyster-Yale Materials Handling, Inc.	528,436
7,378	Kadant, Inc.	405,347
14,194	Kennametal, Inc.	352,863
13,414	Miller Industries, Inc.	287,864
4,672	SPX Corp.	70,734
5,245	Standex International Corp.	465,756
6,084	Tennant Co.	389,863
26,063	The Manitowoc Co., Inc.	145,171
2,980	TriMas Corp.*	53,253
48,407	Wabash National Corp.*	700,933
2,433	Woodward, Inc.	142,428

		5,767,344

Marine – 0.0%
4,313	Costamare, Inc.	42,224

Media – 0.6%
23,905	Gannett Co., Inc.	305,028
2,731	Meredith Corp.	148,785
3,435	MSG Networks, Inc. Class A*	55,131
14,380	New Media Investment Group, Inc.	253,951

		762,895

Metals & Mining – 3.2%
71,487	AK Steel Holding Corp.*	468,955
16,921	Carpenter Technology Corp.	664,149
6,150	Coeur Mining, Inc.*	94,218
62,942	Commercial Metals Co.	1,041,061
27,644	Hecla Mining Co.	179,410
16,707	Materion Corp.	441,232
5,667	Ryerson Holding Corp.*	81,831
34,209	Schnitzer Steel Industries, Inc. Class A	666,733
17,811	Worthington Industries, Inc.	789,205

		4,426,794

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – 0.7%
16,056	NorthWestern Corp.	$ 975,241

Oil, Gas & Consumable Fuels – 2.8%
43,724	Alon USA Energy, Inc.(b)	309,129
50,099	Callon Petroleum Co.*	570,628
4,890	Carrizo Oil & Gas, Inc.*	160,392
17,296	Contango Oil & Gas Co.*	159,642
121,284	Denbury Resources, Inc.(a)	351,724
20,023	DHT Holdings, Inc.	93,307
12,408	EP Energy Corp. Class A*(a)	51,741
6,518	Matador Resources Co.*	137,465
94,993	Oasis Petroleum, Inc.*	721,947
14,968	PDC Energy, Inc.*	819,797
9,570	RSP Permian, Inc.*	344,041
18,480	Scorpio Tankers, Inc.	87,965

		3,807,778

Paper & Forest Products – 0.5%
18,714	KapStone Paper and Packaging Corp.	267,236
10,348	Schweitzer-Mauduit International, Inc.	391,258

		658,494

Pharmaceuticals* – 0.3%
4,328	Impax Laboratories, Inc.	135,986
4,771	Prestige Brands Holdings, Inc.	255,248

		391,234

Professional Services – 1.6%
3,197	FTI Consulting, Inc.*	136,960
8,101	Heidrick & Struggles International, Inc.	157,645
13,892	Huron Consulting Group, Inc.*	853,941
8,711	Insperity, Inc.	683,726
22,711	RPX Corp.*	228,700
3,893	TrueBlue, Inc.*	86,931

		2,147,903

Real Estate Investment Trusts – 12.8%
55,555	American Capital Mortgage Investment Corp.	908,880
158,457	Anworth Mortgage Asset Corp.	779,608
26,732	ARMOUR Residential REIT, Inc.(a)	568,857
94,468	CBL & Associates Properties, Inc.	1,161,012
8,062	Chatham Lodging Trust	193,327
26,781	Chesapeake Lodging Trust	676,756
4,267	CoreSite Realty Corp.	352,155
94,339	Cousins Properties, Inc.	1,003,767
29,808	FelCor Lodging Trust, Inc.	189,281
46,105	First Industrial Realty Trust, Inc.	1,358,714

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
36,416	Hudson Pacific Properties, Inc.	$ 1,231,225
21,801	InfraREIT, Inc.	385,006
70,622	Invesco Mortgage Capital, Inc.(b)	1,016,957
46,070	Mack-Cali Realty Corp.	1,299,174
32,127	New Senior Investment Group, Inc.	385,203
110,217	New York Mortgage Trust, Inc.(a)	720,819
16,288	Pebblebrook Hotel Trust	482,939
44,087	Pennsylvania Real Estate Investment Trust	1,121,573
4,553	PS Business Parks, Inc.	504,882
23,186	RLJ Lodging Trust	550,436
3,219	Saul Centers, Inc.	216,220
42,179	Summit Hotel Properties, Inc.	598,098
50,688	Western Asset Mortgage Capital Corp.(a)	498,770
80,582	WP Glimcher, Inc.	1,021,780
27,522	Xenia Hotels & Resorts, Inc.	494,295

		17,719,734

Real Estate Management & Development – 0.6%
6,567	Alexander & Baldwin, Inc.	258,740
12,983	RE/MAX Holdings, Inc. Class A	562,423

		821,163

Road & Rail – 0.1%
5,741	ArcBest Corp.	107,414

Semiconductors & Semiconductor Equipment – 2.3%
16,966	Advanced Energy Industries, Inc.*	690,856
9,773	Cabot Microelectronics Corp.	514,255
18,367	Entegris, Inc.*	313,892
19,197	MKS Instruments, Inc.	876,919
80,032	Photronics, Inc.*	773,109

		3,169,031

Software – 1.0%
3,715	Bottomline Technologies de, Inc.*	78,424
30,194	Mentor Graphics Corp.	644,944
1,215	MicroStrategy, Inc. Class A*	212,491
11,568	Progress Software Corp.*	336,166
5,455	QAD, Inc. Class A	103,209

		1,375,234

Specialty Retail – 2.8%
11,402	Aaron’s, Inc.	273,078
18,874	Abercrombie & Fitch Co. Class A	390,881
15,328	American Eagle Outfitters, Inc.	274,678
13,159	Caleres, Inc.	346,345
13,826	Group 1 Automotive, Inc.	861,636
40,423	Rent-A-Center, Inc.	436,568
21,035	The Cato Corp. Class A	752,422

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
27,713	The Finish Line, Inc. Class A	$ 602,203

		3,937,811

Textiles, Apparel & Luxury Goods – 0.4%
3,300	Columbia Sportswear Co.	188,925
3,797	Deckers Outdoor Corp.*	250,640
1,489	G-III Apparel Group Ltd.*	59,604
3,898	Movado Group, Inc.	88,056

		587,225

Thrifts & Mortgage Finance – 5.4%
62,364	Beneficial Bancorp, Inc.	845,656
33,140	BofI Holding, Inc.*(a)	557,415
35,298	Capitol Federal Financial, Inc.	500,173
46,677	Dime Community Bancshares, Inc.	807,512
7,045	Flagstar Bancorp, Inc.*	186,058
40,290	Northfield Bancorp, Inc.	601,530
53,668	Oritani Financial Corp.	870,495
67,240	Radian Group, Inc.	867,396
8,498	TrustCo Bank Corp. NY	56,342
22,472	Walker & Dunlop, Inc.*	531,912
34,083	Washington Federal, Inc.	852,075
23,653	WSFS Financial Corp.	832,349

		7,508,913

Trading Companies & Distributors – 1.3%
19,465	Applied Industrial Technologies, Inc.	913,882
9,031	H&E Equipment Services, Inc.	168,157
37,420	MRC Global, Inc.*	495,067
15,234	NOW, Inc.*	278,934

		1,856,040

Wireless Telecommunication Services – 0.2%
13,936	Spok Holdings, Inc.	257,537

TOTAL COMMON STOCKS (Cost $124,072,480)		$134,851,932

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreements – 2.8%
Joint Repurchase Agreement Account II
$ 3,900,000	0.345%	08/01/16	$ 3,900,000
(Cost $3,900,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $127,972,480)			$138,751,932

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.4%
Goldman Sachs Financial Square Money Market Fund – FST Institutional Shares
3,292,625	0.380%	$ 3,292,625
(Cost $3,292,625)

TOTAL INVESTMENTS – 102.7% (Cost $131,265,105)		$142,044,557

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(3,796,360)

NET ASSETS – 100.0%		$138,248,197

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	21	September 2016	$2,555,700	$152,767

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,336,662

Gross unrealized gain	16,790,204
Gross unrealized loss	(6,082,309)

Net unrealized security gain	$10,707,895

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.0%
18,672	BWX Technologies, Inc.	$ 687,316
15,999	Northrop Grumman Corp.	3,465,863
8,240	Orbital ATK, Inc.	717,869

		4,871,048

Airlines – 1.3%
46,380	Alaska Air Group, Inc.	3,117,664
51,546	Delta Air Lines, Inc.	1,997,407
68,098	JetBlue Airways Corp.*	1,248,236

		6,363,307

Auto Components – 0.5%
16,973	Lear Corp.	1,925,587
7,956	Visteon Corp.	557,636

		2,483,223

Beverages – 2.2%
19,060	Dr. Pepper Snapple Group, Inc.	1,877,601
85,335	PepsiCo., Inc.	9,294,688

		11,172,289

Biotechnology – 4.7%
16,457	AbbVie, Inc.	1,089,947
16,278	Alexion Pharmaceuticals, Inc.*	2,093,351
51,385	Amgen, Inc.	8,839,761
7,768	Biogen, Inc.*	2,252,176
29,162	Celgene Corp.*	3,271,685
31,583	Gilead Sciences, Inc.	2,509,901
2,765	Incyte Corp.*	249,431
2,673	Regeneron Pharmaceuticals, Inc.*	1,136,346
10,119	United Therapeutics Corp.*	1,224,500
13,642	Vertex Pharmaceuticals, Inc.*	1,323,274

		23,990,372

Building Products – 0.2%
18,166	Owens Corning	961,163

Capital Markets – 2.3%
27,503	Ameriprise Financial, Inc.	2,635,888
71,350	E*TRADE Financial Corp.*	1,789,458
36,001	SEI Investments Co.	1,620,045
139,713	The Bank of New York Mellon Corp.	5,504,692

		11,550,083

Chemicals – 2.1%
16,212	Air Products & Chemicals, Inc.	2,422,397
72,414	Axalta Coating Systems Ltd.*	2,067,420
52,193	PPG Industries, Inc.	5,465,129
4,126	The Dow Chemical Co.	221,442
4,066	W.R. Grace & Co.	304,422

		10,480,810

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – 3.1%
232,839	Bank of America Corp.(a)	$ 3,373,837
68,596	Citizens Financial Group, Inc.	1,531,749
59,235	JPMorgan Chase & Co.	3,789,263
225,697	Regions Financial Corp.	2,069,641
84,170	SunTrust Banks, Inc.	3,559,549
2,049	SVB Financial Group*	205,761
20,647	Wells Fargo & Co.	990,437
11,001	Western Alliance Bancorp*	374,364

		15,894,601

Communications Equipment – 0.3%
26,350	Brocade Communications Systems, Inc.	245,055
22,504	Cisco Systems, Inc.	687,047
2,100	F5 Networks, Inc.*	259,182
2,740	Palo Alto Networks, Inc.*	358,639

		1,549,923

Computers & Peripherals – 2.7%
110,147	Apple, Inc.	11,478,419
61,246	EMC Corp.	1,732,037
16,020	HP, Inc.	224,440

		13,434,896

Construction & Engineering* – 0.5%
20,825	AECOM	739,079
68,030	Quanta Services, Inc.	1,741,568

		2,480,647

Construction Materials – 1.0%
39,070	Vulcan Materials Co.	4,843,899

Consumer Finance – 1.0%
77,300	Ally Financial, Inc.	1,394,492
29,262	Capital One Financial Corp.	1,962,895
55,116	Synchrony Financial*	1,536,634

		4,894,021

Containers & Packaging – 0.2%
15,904	Graphic Packaging Holding Co.	216,930
20,982	WestRock Co.	900,338

		1,117,268

Distributors – 0.1%
3,500	Pool Corp.	357,980

Diversified Financial Services – 0.6%
16,492	Berkshire Hathaway, Inc. Class B*	2,379,301
24,898	Voya Financial, Inc.	638,136

		3,017,437

Diversified Telecommunication Services – 1.7%
121,867	AT&T, Inc.(b)	5,275,622
5,876	CenturyLink, Inc.	184,741

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
55,487	Verizon Communications, Inc.	$ 3,074,535

		8,534,898

Electric Utilities – 1.8%
56,360	FirstEnergy Corp.	1,968,091
160,681	Great Plains Energy, Inc.	4,785,080
58,303	PPL Corp.	2,198,606

		8,951,777

Electrical Equipment – 0.6%
48,326	AMETEK, Inc.	2,272,772
14,707	Eaton Corp. PLC	932,571

		3,205,343

Energy Equipment & Services – 0.9%
86,525	FMC Technologies, Inc.*	2,196,004
31,594	Oceaneering International, Inc.	880,841
16,125	Schlumberger Ltd.	1,298,385

		4,375,230

Food & Staples Retailing – 3.4%
79,555	CVS Health Corp.	7,376,340
61,325	Sysco Corp.	3,176,022
80,678	Walgreens Boots Alliance, Inc.	6,393,731

		16,946,093

Food Products – 2.1%
31,357	Archer-Daniels-Midland Co.	1,413,574
109,070	ConAgra Foods, Inc.	5,100,113
46,352	Mondelez International, Inc. Class A	2,038,561
13,918	The J.M. Smucker Co.	2,145,599

		10,697,847

Health Care Equipment & Supplies – 2.1%
8,137	C.R. Bard, Inc.	1,820,491
147,074	Hologic, Inc.*	5,660,878
2,152	IDEXX Laboratories, Inc.*	201,836
36,058	Medtronic PLC	3,159,763

		10,842,968

Health Care Providers & Services – 3.3%
21,274	Aetna, Inc.	2,450,977
3,746	Anthem, Inc.	492,000
13,702	Cigna Corp.	1,767,010
78,943	Express Scripts Holding Co.*	6,005,194
31,361	McKesson Corp.	6,101,596

		16,816,777

Hotels, Restaurants & Leisure – 0.7%
16,093	Carnival Corp.	751,865
38,509	MGM Resorts International*	923,446

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
12,263	Vail Resorts, Inc.	$ 1,754,467

		3,429,778

Household Durables – 0.4%
41,362	D.R. Horton, Inc.	1,359,983
3,631	Whirlpool Corp.	698,459

		2,058,442

Household Products – 0.7%
13,953	Kimberly-Clark Corp.	1,807,611
3,839	The Clorox Co.	503,178
16,688	The Procter & Gamble Co.	1,428,326

		3,739,115

Independent Power Producers & Energy Traders – 0.4%
159,242	AES Corp.	1,966,639

Industrial Conglomerates – 0.6%
1,720	Carlisle Cos., Inc.	177,659
88,829	General Electric Co.	2,766,135

		2,943,794

Insurance – 4.1%
4,414	Allied World Assurance Co. Holdings AG	180,930
77,217	Lincoln National Corp.	3,372,066
59,103	Principal Financial Group, Inc.	2,755,973
46,382	Reinsurance Group of America, Inc.	4,603,413
21,660	The Allstate Corp.	1,480,028
26,095	The Travelers Cos., Inc.	3,032,761
146,832	XL Group Ltd.	5,081,856

		20,507,027

Internet & Catalog Retail – 2.1%
10,218	Amazon.com, Inc.*	7,753,521
1,991	Expedia, Inc.	232,250
9,836	Netflix, Inc.*	897,535
1,220	The Priceline Group, Inc.*	1,647,988

		10,531,294

Internet Software & Services* – 5.1%
8,019	Alphabet, Inc. Class A	6,345,755
8,146	Alphabet, Inc. Class C	6,262,563
144,676	eBay, Inc.	4,508,104
61,786	Facebook, Inc. Class A	7,657,757
12,349	Rackspace Hosting, Inc.	289,337
21,561	Yahoo!, Inc.	823,415

		25,886,931

IT Services* – 0.8%
65,901	Cognizant Technology Solutions Corp. Class A	3,788,648
4,326	CoreLogic, Inc.	174,251

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services* – (continued)
4,027	Vantiv, Inc. Class A	$ 220,559

		4,183,458

Life Sciences Tools & Services – 0.3%
9,449	Thermo Fisher Scientific, Inc.	1,500,879

Machinery – 1.0%
116,434	Allison Transmission Holdings, Inc.	3,355,628
18,861	Ingersoll-Rand PLC	1,249,730
3,890	Stanley Black & Decker, Inc.	473,413

		5,078,771

Media – 2.6%
89,556	Comcast Corp. Class A	6,022,641
26,642	The Interpublic Group of Cos., Inc.	614,365
15,931	Thomson Reuters Corp.	670,854
219,310	Twenty-First Century Fox, Inc. Class A	5,842,418

		13,150,278

Metals & Mining – 2.2%
5,073	Newmont Mining Corp.	223,212
36,325	Nucor Corp.	1,948,473
49,081	Reliance Steel & Aluminum Co.	3,849,913
190,817	Steel Dynamics, Inc.	5,117,712

		11,139,310

Multi-Utilities – 3.0%
37,770	Ameren Corp.	1,980,659
216,025	CenterPoint Energy, Inc.	5,167,318
191,652	NiSource, Inc.	4,917,790
27,937	Sempra Energy	3,125,592

		15,191,359

Multiline Retail – 0.2%
10,311	Dollar General Corp.	976,864

Oil, Gas & Consumable Fuels – 4.4%
78,769	Anadarko Petroleum Corp.	4,295,274
2,622	Chevron Corp.	268,702
6,176	Cimarex Energy Co.	741,243
57,364	Exxon Mobil Corp.	5,102,528
48,245	Kinder Morgan, Inc.	980,821
55,567	Newfield Exploration Co.*	2,406,051
38,704	Noble Energy, Inc.	1,382,507
32,052	Occidental Petroleum Corp.	2,395,246
22,499	Pioneer Natural Resources Co.	3,657,662
45,971	The Williams Cos., Inc.	1,101,925

		22,331,959

Pharmaceuticals – 7.7%
10,195	Allergan PLC*	2,578,825
17,500	Eli Lilly & Co.	1,450,575
2,893	Jazz Pharmaceuticals PLC*	436,756
101,075	Johnson & Johnson	12,657,622

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
142,103	Merck & Co., Inc.	$ 8,335,762
120,069	Mylan NV*	5,618,029
207,248	Pfizer, Inc.	7,645,379

		38,722,948

Professional Services – 0.3%
20,271	ManpowerGroup, Inc.	1,406,808
6,213	Nielsen Holdings PLC	334,632

		1,741,440

Real Estate Investment Trusts – 1.5%
19,320	American Tower Corp.	2,236,676
45,780	Crown Castle International Corp.	4,442,033
21,405	CubeSmart	635,943
6,604	Equity LifeStyle Properties, Inc.	543,113

		7,857,765

Road & Rail – 2.0%
157,740	CSX Corp.	4,468,774
63,060	Norfolk Southern Corp.	5,661,527

		10,130,301

Semiconductors & Semiconductor Equipment – 3.2%
86,678	Applied Materials, Inc.	2,278,765
57,595	Intel Corp.	2,007,762
70,674	KLA-Tencor Corp.	5,350,728
16,790	Lam Research Corp.	1,507,238
66,893	Maxim Integrated Products, Inc.	2,727,897
23,483	QUALCOMM, Inc.	1,469,566
42,045	Teradyne, Inc.	830,389

		16,172,345

Software – 5.4%
19,945	Adobe Systems, Inc.*	1,951,818
56,973	Citrix Systems, Inc.*	5,078,003
4,319	Manhattan Associates, Inc.*	250,718
128,673	Microsoft Corp.	7,293,186
83,529	Nuance Communications, Inc.*	1,342,311
205,650	Oracle Corp.	8,439,876
33,780	salesforce.com, Inc.*	2,763,204

		27,119,116

Specialty Retail – 3.6%
2,804	AutoZone, Inc.*	2,282,372
3,411	Burlington Stores, Inc.*	260,976
86,069	Lowe’s Cos., Inc.	7,081,757
3,496	O’Reilly Automotive, Inc.*	1,016,042
54,227	The Home Depot, Inc.	7,496,341

		18,137,488

Textiles, Apparel & Luxury Goods – 1.2%
101,270	NIKE, Inc. Class B	5,620,485
3,190	PVH Corp.	322,381

		5,942,866

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 3.1%
122,381	Altria Group, Inc.	$ 8,285,194
72,586	Philip Morris International, Inc.	7,277,472

		15,562,666

Trading Companies & Distributors – 1.3%
13,725	AerCap Holdings NV*	501,100
9,693	HD Supply Holdings, Inc.*	350,790
16,184	United Rentals, Inc.*	1,289,379
30,910	Watsco, Inc.	4,452,276

		6,593,545

TOTAL COMMON STOCKS (Cost $454,301,207)		$492,430,278

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.4%
Repurchase Agreements – 2.4%
Joint Repurchase Agreement Account II
$12,200,000	0.345%	08/01/16	$ 12,200,000
(Cost $12,200,000)

TOTAL INVESTMENTS – 100.0% (Cost $466,501,207)			$504,630,278

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(236,423)

NET ASSETS – 100.0%			$504,393,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	83	September 2016	$8,998,030	$407,767

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$468,356,985

Gross unrealized gain	43,214,509
Gross unrealized loss	(6,941,216)

Net unrealized security gain	$36,273,293

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Money Market Fund (“Underlying Fund”) are valued at the NAV of the FST Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

ii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loan of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended ( the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by GSAL to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, GSAL indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to an exclusion for any shortfalls resulting from a loss of value in the cash collateral pool due to reinvestment risk and a requirement that the Funds agree to assign rights to the collateral to GSAL for purpose of using the collateral to cover purchase of replacement securities as more fully described in the Securities Lending Agency Agreement. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2016:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,494,846	$—	$—
North America	965,251,497	—	—
Short-term Investments	—	26,800,000	—
Securities Lending Reinvestment Vehicle	759,200
Total	$974,505,543	$26,800,000	$—

Derivative Type
Assets(b)
Futures Contracts	$790,970	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,956,736	$—	$—
North America	398,388,053	—	—
Short-term Investments	—	10,300,000	—
Total	$408,344,789	$10,300,000	$—

Derivative Type
Assets(b)
Futures Contracts	$240,730	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$872,584	$—	$—
North America	205,622,935	—	—
Short-term Investments	—	6,000,000	—
Securities Lending Reinvestment Vehicle	5,294,406	—	—
Total	$211,789,925	$6,000,000	$—

Derivative Type
Assets(b)
Futures Contracts	$287,052	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,603,758	$—	$—
North America	192,126,032	—	45,262
Short-term Investments	—	8,400,000	—
Securities Lending Reinvestment Vehicle	6,312,749	—	—
Total	$200,042,539	$8,400,000	$45,262

Derivative Type
Assets(b)
Futures Contracts	$8,249	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$546,087	$—	$—
North America	134,305,845	—	—
Short-term Investments	—	3,900,000	—
Securities Lending Reinvestment Vehicle	3,292,625	—	—
Total	$138,144,557	$3,900,000	$—

Derivative Type
Assets(b)
Futures Contracts	$152,767	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,278,549	$—	$—
North America	488,151,729	—	—
Short-term Investments	—	12,200,000	—
Total	$492,430,278	$12,200,000	$—

Derivative Type
Assets(b)
Futures Contracts	$407,767	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$26,800,000	$26,800,257	$27,336,003
Large Cap Value Insights	10,300,000	10,300,099	10,506,001
Small Cap Equity Insights	6,000,000	6,000,058	6,120,001
Small Cap Growth Insights	8,400,000	8,400,081	8,568,001
Small Cap Value Insights	3,900,000	3,900,037	3,978,000
U.S. Equity Insights	12,200,000	12,200,117	12,444,001

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.350%	$346,875	$133,314	$77,659	$108,722	$50,478	$157,906
Citigroup Global Markets, Inc.	0.350	7,359,451	2,828,446	1,647,638	2,306,694	1,070,965	3,350,198
Merrill Lynch & Co., Inc.	0.350	12,821,444	4,927,644	2,870,472	4,018,661	1,865,807	5,836,627
Merrill Lynch & Co., Inc.	0.330	6,272,230	2,410,596	1,404,231	1,965,923	912,750	2,855,269
TOTAL		$26,800,000	$10,300,000	$6,000,000	$8,400,000	$3,900,000	$12,200,000

At April 30, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.4%
China – 24.3%
10,245	Alibaba Group Holding Ltd. ADR (Software & Services)*	$ 845,008
295,800	Anhui Conch Cement Co. Ltd. Class H (Materials)	778,294
175,000	Bloomage Biotechnology Corp. Ltd. (Materials)	289,735
5,434	China Biologic Products, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	648,711
313,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	342,989
206,000	China Merchants Bank Co. Ltd. Class H (Banks)	441,737
2,512,000	China Petroleum & Chemical Corp. Class H (Energy)	1,801,537
28,789	Ctrip.com International Ltd. ADR (Retailing)*	1,257,216
77,000	Green Seal Holding Ltd. (Materials)*	355,339
1,434,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	818,446
564,000	Minth Group Ltd. (Automobiles & Components)	1,826,143
23,107	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	1,018,094
349,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,637,885
85,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	448,704
171,800	Tencent Holdings Ltd. (Software & Services)	4,149,507
90,289	Vipshop Holdings Ltd. ADR (Retailing)*	1,284,812

		17,944,157

Hong Kong – 12.0%
545,036	AIA Group Ltd. (Insurance)	3,395,134
626,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	696,965
246,000	China Overseas Land & Investment Ltd. (Real Estate)	811,448
379,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,263,520
77,864	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	1,927,772
154,200	IMAX China Holding, Inc. (Media)*(a)	797,454
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—

		8,892,293

Shares	Description	Value
Common Stocks – (continued)
India – 12.5%
10,294	Alstom India Ltd. (Capital Goods)*	$ 95,692
104,219	Ashiana Housing Ltd. (Real Estate)	262,571
12,540	Atul Auto Ltd. (Automobiles & Components)	88,304
25,678	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	303,559
4,398	Bajaj Finance Ltd. (Diversified Financials)	681,788
2,690	Bayer CropScience Ltd. (Materials)	161,224
11,402	Britannia Industries Ltd. (Food, Beverage & Tobacco)	500,641
186,249	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)*	436,532
7,892	eClerx Services Ltd. (Software & Services)	183,929
95,243	Equitas Holdings Ltd. (Diversified Financials)*	281,198
2,917	Gillette India Ltd. (Household & Personal Products)	206,720
216,215	Hindustan Zinc Ltd. (Materials)	662,206
25,777	Indo Count Industries Ltd. (Consumer Durables & Apparel)	347,033
10,726	Info Edge India Ltd. (Software & Services)	131,241
31,949	Infosys Ltd. (Software & Services)	511,828
175,137	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	866,253
6,692	Maruti Suzuki India Ltd. (Automobiles & Components)	476,794
9,381	MPS Ltd. (Media)	94,678
13,980	Multi Commodity Exchange of India Ltd. (Diversified Financials)	220,840
77,090	Muthoot Finance Ltd. (Diversified Financials)	381,436
8,273	Navin Fluorine International Ltd. (Materials)	288,437
5,815	Navkar Corp. Ltd. (Transportation)*(a)	18,568
34,550	Parag Milk Foods Ltd. (Food, Beverage & Tobacco)*(a)	166,651
49,146	Prestige Estates Projects Ltd. (Real Estate)	136,893
1,908	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	187,722
15,770	Strides Shasun Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	274,521
31,938	TeamLease Services Ltd. (Commercial & Professional Services)*	499,952
12,409	Thermax Ltd. (Capital Goods)	163,032
30,977	VRL Logistics Ltd. (Transportation)	167,395
267,966	Welspun India Ltd. (Consumer Durables & Apparel)	409,817

		9,207,455

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – 4.5%
1,725,000	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	$ 1,136,005
484,400	PT Matahari Department Store Tbk (Retailing)	739,286
4,469,000	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	1,454,709

		3,330,000

Israel – 0.2%
1,181	Taro Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	165,293

Japan – 0.0%
252	LINE Corp. ADR (Software & Services)*	9,254

Malaysia – 2.0%
495,700	Bursa Malaysia Bhd (Diversified Financials)	1,048,514
534,200	IJM Corp. Bhd (Capital Goods)	444,934

		1,493,448

Philippines – 1.2%
74,880	Jollibee Foods Corp. (Consumer Services)	405,532
251,820	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	460,795

		866,327

Singapore – 2.0%
127,430	DBS Group Holdings Ltd. (Banks)	1,473,199

South Korea – 17.2%
1,364	Amorepacific Corp. (Household & Personal Products)	472,263
8,957	Dongbu Insurance Co. Ltd. (Insurance)	509,142
996	Hanssem Co. Ltd. (Consumer Durables & Apparel)	153,074
5,282	Hotel Shilla Co. Ltd. (Retailing)	281,482
1,775	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	554,288
17,065	Korea Kolmar Co. Ltd. (Household & Personal Products)	1,448,316
1,580	Korea Zinc Co. Ltd. (Materials)	720,712
50,504	Korean Air Lines Co. Ltd. (Transportation)*	1,284,594
2,371	LG Chem Ltd. (Materials)	516,728
814	NAVER Corp. (Software & Services)	516,470

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
2,069	NongShim Co. Ltd. (Food, Beverage & Tobacco)	$ 621,778
16,608	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	1,130,856
2,183	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,003,759
2,668	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	635,785
13,301	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	409,592
16,545	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)	404,779

		12,663,618

Taiwan – 10.5%
149,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	203,812
37,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	880,326
3,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	322,524
80,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	835,203
69,506	PChome Online, Inc. (Software & Services)	781,714
125,775	Poya International Co. Ltd. (Retailing)	1,552,348
44,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	578,845
114,158	Superalloy Industrial Co. Ltd. (Automobiles & Components)	718,178
345,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,865,408

		7,738,358

Thailand – 5.2%
148,600	Airports of Thailand PCL (Transportation)	1,687,301
1,494,200	Beauty Community PCL (Retailing)	421,055
2,273,200	Thai Beverage PCL (Food, Beverage & Tobacco)	1,757,265

		3,865,621

United States – 0.8%
10,227	Cognizant Technology Solutions Corp. Class A (Software & Services)*	587,950

TOTAL COMMON STOCKS (Cost $67,288,481)		$68,236,973

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Units	Description	Expiration Month	Value
Participation Notes* – 6.0%
China – 4.4%
68,182	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco	12/24	$ 3,224,818

India – 0.5%
31,099	Navkar Corp. Ltd. (Transportation)	09/17	99,300
36,205	Parag Milk Foods Ltd. (Diversified Financials)	05/18	174,633
7,200	Quess Corp. Ltd. (Diversified Financials)	06/18	54,840
1,588	TeamLease Services Ltd. (Commercial & Professional Services)	01/17	24,858

			353,631

Vietnam – 1.1%
117,670	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/17	834,578

TOTAL PARTICIPATION NOTES (Cost $3,282,999)			$ 4,413,027

Warrant* – 0.0%
India – 0.0%
2,011	Navkar Corp. Ltd. (Transportation)	05/17	$ 6,421
(Cost $5,893)

TOTAL INVESTMENTS – 98.4% (Cost $70,577,373)			$72,656,421

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			1,180,638

NET ASSETS – 100.0%			$73,837,059

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $982,673, which represents approximately 1.3% of net assets as of July 31, 2016.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$70,906,349

Gross unrealized gain	8,871,711
Gross unrealized loss	(7,121,639)

Net unrealized security gain	$1,750,072

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 88.9%
Argentina – 1.4%
299,997	Grupo Supervielle SA ADR (Banks)*	$ 4,064,960
22,965	MercadoLibre, Inc. (Software & Services)	3,515,482

		7,580,442

Austria – 0.7%
50,985	DO & CO AG (Consumer Services)	4,018,058

Brazil – 4.3%
752,141	BB Seguridade Participacoes SA (Insurance)	6,991,589
1,141,655	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	6,721,624
393,653	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	2,161,061
944,300	FPC Par Corretora de Seguros SA (Insurance)	3,788,966
868,409	Odontoprev SA (Health Care Equipment & Services)	3,481,778

		23,145,018

Chile – 0.4%
29,816	Banco de Chile ADR (Banks)	1,981,571

China – 11.7%
64,806	58.com, Inc. ADR (Software & Services)*	3,370,560
33,114	Baidu, Inc. ADR (Software & Services)*	5,284,994
139,409	Ctrip.com International Ltd. ADR (Retailing)*	6,087,991
103,700	JD.com, Inc. ADR (Retailing)*	2,245,105
153,188	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	6,749,463
2,276,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	10,683,798
1,203,400	Tencent Holdings Ltd. (Software & Services)	29,065,874

		63,487,785

Colombia – 0.4%
85,329	Banco de Bogota SA (Banks)	1,620,417
100,000	Grupo Aval Acciones y Valores SA ADR (Banks)	771,000

		2,391,417

Czech Republic – 0.8%
1,364,335	Moneta Money Bank AS (Banks)*(a)	4,207,314

Egypt – 0.4%
604,515	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	2,292,564

Shares	Description	Value
Common Stocks – (continued)
Georgia – 0.8%
43,995	BGEO Group PLC (Banks)	$ 1,590,130
30,207	TBC Bank JSC GDR (Banks)	398,732
175,110	TBC Bank JSC GDR (Banks)(a)	2,311,452

		4,300,314

Greece – 0.8%
466,034	Hellenic Exchanges - Athens Stock Exchange SA Holding (Diversified Financials)*	2,195,614
214,686	Sarantis SA (Household & Personal Products)	2,121,767

		4,317,381

Hong Kong – 8.8%
2,545,000	AIA Group Ltd. (Insurance)	15,853,293
1,868,000	Galaxy Entertainment Group Ltd. (Consumer Services)	6,227,588
579,280	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	14,341,929
859,400	IMAX China Holding, Inc. (Media)*(a)	4,444,434
1,718,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	7,277,392

		48,144,636

India – 12.0%
51,222	Alstom India Ltd. (Capital Goods)*	476,155
982,857	Ashiana Housing Ltd. (Real Estate)	2,476,224
80,297	Atul Auto Ltd. (Automobiles & Components)	565,437
189,420	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,239,278
19,901	Bajaj Finance Ltd. (Diversified Financials)	3,085,098
20,410	Bayer CropScience Ltd. (Materials)	1,223,264
37,536	Britannia Industries Ltd. (Food, Beverage & Tobacco)	1,648,136
1,720,728	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)*	4,033,057
74,068	eClerx Services Ltd. (Software & Services)	1,726,211
621,721	Equitas Holdings Ltd. (Diversified Financials)*	1,835,585
42,878	Gillette India Ltd. (Household & Personal Products)	3,038,651
1,578,467	Hindustan Zinc Ltd. (Materials)	4,834,401
128,513	Indo Count Industries Ltd. (Consumer Durables & Apparel)	1,730,155
103,639	Info Edge India Ltd. (Software & Services)	1,268,107
167,508	Infosys Ltd. (Software & Services)	2,683,503
1,072,932	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	5,306,876

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
38,976	Maruti Suzuki India Ltd. (Automobiles & Components)	$ 2,776,976
106,621	MPS Ltd. (Media)	1,076,079
157,638	Multi Commodity Exchange of India Ltd. (Diversified Financials)	2,490,181
516,782	Muthoot Finance Ltd. (Diversified Financials)	2,557,003
47,471	Navin Fluorine International Ltd. (Materials)	1,655,071
15,259	Navkar Corp. Ltd. (Transportation)*(a)	48,722
216,676	Parag Milk Foods Ltd. (Food, Beverage & Tobacco)*(a)	1,045,130
684,355	Prestige Estates Projects Ltd. (Real Estate)	1,906,223
18,315	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	1,801,957
126,439	Strides Shasun Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,201,025
155,958	TeamLease Services Ltd. (Commercial & Professional Services)*	2,441,341
165,445	Thermax Ltd. (Capital Goods)	2,173,654
323,501	VRL Logistics Ltd. (Transportation)	1,748,153
1,917,920	Welspun India Ltd. (Consumer Durables & Apparel)	2,933,197

		65,024,850

Indonesia – 2.9%
10,026,400	PT Bank Central Asia Tbk (Banks)	11,080,779
3,502,800	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	2,306,781
19,413,000	PT Summarecon Agung Tbk (Real Estate)	2,523,722

		15,911,282

Japan – 0.0%
1,872	LINE Corp. ADR (Software & Services)*	68,740

Jersey – 0.3%
471,281	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)(a)	1,852,134

Kenya – 0.4%
10,979,400	Safaricom Ltd. (Telecommunication Services)	2,062,698

Malaysia – 1.5%
4,359,000	7-Eleven Malaysia Holdings Bhd (Food & Staples Retailing)	1,424,265
3,107,000	Bursa Malaysia Bhd (Diversified Financials)	6,571,986

		7,996,251

Shares	Description	Value
Common Stocks – (continued)
Mexico – 3.4%
1,006,585	Alsea SAB de CV (Consumer Services)	$ 3,589,885
3,783,210	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	6,702,839
1,190,820	Gentera SAB de CV (Diversified Financials)	2,212,702
2,366,040	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)	6,207,227

		18,712,653

Peru – 2.5%
2,239,793	BBVA Banco Continental SA (Banks)	2,507,231
53,615	Credicorp Ltd. (Banks)	8,596,093
83,214	Intercorp Financial Services, Inc.Series INC (Banks)	2,704,455

		13,807,779

Poland – 0.6%
382,116	Warsaw Stock Exchange (Diversified Financials)	3,343,937

Russia – 2.6%
235,404	Lenta Ltd. GDR (Food & Staples Retailing)*	1,767,845
5,688,277	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	9,795,969
18,237	PJSC Magnit (Food & Staples Retailing)	2,823,344

		14,387,158

Singapore – 1.4%
1,339,500	Singapore Exchange Ltd. (Diversified Financials)	7,563,036

South Africa – 3.3%
7,422,356	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	3,347,245
147,905	Bid Corp. Ltd. (Food & Staples Retailing)*	2,759,863
109,811	DRDGOLD Ltd. ADR (Materials)	911,431
309,806	JSE Ltd. (Diversified Financials)	3,795,331
1,307,076	Petra Diamonds Ltd. (Materials)	2,069,117
206,312	Santam Ltd. (Insurance)	3,466,386
147,905	The Bidvest Group Ltd. (Capital Goods)	1,700,036

		18,049,409

South Korea – 10.8%
5,733	Amorepacific Corp. (Household & Personal Products)	1,984,959
82,325	Dongbu Insurance Co. Ltd. (Insurance)	4,679,598
12,690	Hanssem Co. Ltd. (Consumer Durables & Apparel)	1,950,315
6,723	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,099,424

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
36,753	Korea Kolmar Co. Ltd. (Household & Personal Products)	$ 3,119,246
8,428	Korea Zinc Co. Ltd. (Materials)	3,844,406
14,242	LG Chem Ltd. (Materials)	3,103,854
7,678	NAVER Corp. (Software & Services)	4,871,570
7,845	NongShim Co. Ltd. (Food, Beverage & Tobacco)	2,357,588
100,884	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	6,869,300
95,814	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)	1,482,552
10,070	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	13,856,093
18,492	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,406,648
63,125	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,943,876
96,585	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)	2,362,982

		58,932,411

Taiwan – 11.0%
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,377,440
136,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	3,235,793
25,000	Dr. Wu Skincare Co. Ltd. (Household & Personal Products)	198,151
24,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	2,580,194
276,150	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	1,279,341
552,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,762,901
1,133,012	PChome Online, Inc. (Software & Services)	12,742,661
344,783	Poya International Co. Ltd. (Retailing)	4,255,403
203,000	President Chain Store Corp. (Food & Staples Retailing)	1,649,307
188,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	2,438,116
614,383	Superalloy Industrial Co. Ltd. (Automobiles & Components)	3,865,135
3,807,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	20,568,994

		59,953,436

Shares	Description	Value
Common Stocks – (continued)
Thailand – 1.6%
390,400	Airports of Thailand PCL (Transportation)	$ 4,432,855
7,862,100	Beauty Community PCL (Retailing)	2,215,484
359,400	Kasikornbank PCL (Banks)	2,062,583

		8,710,922

Turkey – 1.3%
181,498	BIM Birlesik Magazalar AS (Food & Staples Retailing)	3,357,525
326,830	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	1,642,576
307,960	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,041,709

		7,041,810

United Arab Emirates – 0.6%
212,780	NMC Health PLC (Health Care Equipment & Services)	3,111,721

United States – 1.5%
74,579	Cognizant Technology Solutions Corp. Class A (Software & Services)*	4,287,547
1,374,300	Samsonite International SA (Consumer Durables & Apparel)	3,913,706

		8,201,253

Vietnam – 0.7%
511,590	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	3,628,466

TOTAL COMMON STOCKS (Cost $446,300,291)		$484,226,446

Shares	Description	Rate	Value
Preferred Stocks – 3.3%
Brazil – 3.1%
1,080,870	Banco Bradesco SA (Banks)	0.190%	$ 9,453,946
2,196,300	Bradespar SA (Materials)	0.408	7,315,581

			16,769,527

Colombia – 0.2%
2,832,071	Grupo Aval Acciones y Valores SA (Banks)	4.900	1,079,323

TOTAL PREFERRED STOCKS (Cost $15,973,820)			$ 17,848,850

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 2.7%
United States – 2.7%
110,201	iShares MSCI South Africa Fund	$ 6,366,312
147,741	iShares MSCI South Korea Capped Fund	8,223,264

TOTAL EXCHANGE TRADED FUNDS (Cost $13,561,877)		$ 14,589,576

Units	Description	Expiration Month	Value
Participation Notes* – 4.2%
China – 3.3%
566,954	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	03/17	$ 3,740,916
299,180	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	14,150,377

			17,891,293

India – 0.4%
126,278	Navkar Corp. Ltd. (Transportation)	09/17	403,209
227,890	Parag Milk Foods Ltd. (Diversified Financials)	05/18	1,099,220
50,310	Quess Corp. Ltd. (Diversified Financials)	06/18	383,193
9,124	TeamLease Services Ltd. (Commercial & Professional Services)	01/17	142,825

			2,028,447

Vietnam – 0.5%
379,786	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/17	2,693,643

TOTAL PARTICIPATION NOTES (Cost $16,798,831)			$ 22,613,383

Warrant* – 0.0%
India – 0.0%
91,078	Navkar Corp. Ltd. (Transportation)	05/17	$ 290,815
(Cost $266,913)

TOTAL INVESTMENTS – 99.1% (Cost $492,901,732)			$539,569,070

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			4,823,256

NET ASSETS – 100.0%			$544,392,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,909,186, which represents approximately 2.6% of net assets as of July 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$495,047,715

Gross unrealized gain	68,776,461
Gross unrealized loss	(24,255,106)

Net unrealized security gain	$44,521,355

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.8%
Bangladesh – 2.8%
1,329,500	BRAC Bank Ltd. (Banks)	$ 1,041,572
188,000	GrameenPhone Ltd. (Telecommunication Services)	673,680
214,367	Olympic Industries Ltd. (Food, Beverage & Tobacco)	911,903
186,944	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	637,247

		3,264,402

Egypt – 5.2%
1,040,857	Commercial International Bank Egypt SAE (Banks)	5,574,336
146,913	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	557,153

		6,131,489

Indonesia – 15.6%
1,912,600	PT Astra International Tbk (Automobiles & Components)	1,132,470
5,478,500	PT Bank Central Asia Tbk (Banks)	6,054,621
954,300	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	842,914
710,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	928,498
1,054,200	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	694,247
8,367,900	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,073,252
1,036,900	PT Matahari Department Store Tbk (Retailing)	1,582,506
823,600	PT Semen Indonesia (Persero) Tbk (Materials)	591,885
7,475,100	PT Summarecon Agung Tbk (Real Estate)	971,775
13,619,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	4,433,299

		18,305,467

Jersey – 1.5%
436,498	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)(a)	1,715,437

Mexico – 17.3%
790,300	Alfa SAB de CV Class A (Capital Goods)	1,293,563
705,927	Alsea SAB de CV (Consumer Services)	2,517,618
145,339	America Movil SAB de CV Class L ADR (Telecommunication Services)	1,675,759
221,100	Banregio Grupo Financiero SAB de CV (Banks)	1,266,697

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
853,100	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	$ 1,511,466
91,000	El Puerto de Liverpool SAB de CV (Retailing)	881,996
26,245	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	2,348,927
490,182	Gentera SAB de CV (Diversified Financials)	910,823
58,231	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	894,894
161,300	Grupo Financiero Banorte SAB de CV Class O (Banks)	883,408
272,308	Grupo Mexico SAB de CV Series B (Materials)	657,170
24,569	Grupo Televisa SAB ADR (Media)	652,798
664,085	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)	1,742,205
1,355,824	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,098,510

		20,335,834

Pakistan – 6.0%
523,333	Engro Corp. Ltd. (Materials)	1,671,489
1,125,500	Habib Bank Ltd. (Banks)	2,335,444
525,700	MCB Bank Ltd. (Banks)	1,108,371
595,400	Oil & Gas Development Co. Ltd. (Energy)	779,777
636,200	United Bank Ltd. (Banks)	1,125,187

		7,020,268

Philippines – 5.2%
76,590	Ayala Corp. (Diversified Financials)	1,415,878
2,763,200	Ayala Land, Inc. (Real Estate)	2,318,019
147,220	Jollibee Foods Corp. (Consumer Services)	797,308
352,108	Metropolitan Bank & Trust Co. (Banks)	710,113
450,020	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	823,474

		6,064,792

South Korea – 23.9%
3,159	Amorepacific Corp. (Household & Personal Products)	1,093,753
31,153	Dongbu Insurance Co. Ltd. (Insurance)	1,770,829
50,182	Hana Financial Group, Inc. (Banks)	1,235,561
8,428	Hanssem Co. Ltd. (Consumer Durables & Apparel)	1,295,292
1,506	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	470,286
52,607	KB Financial Group, Inc. (Banks)	1,670,421

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
1,999	Korea Zinc Co. Ltd. (Materials)	$ 911,838
30,919	KT Corp. (Telecommunication Services)	876,257
6,716	LG Chem Ltd. (Materials)	1,463,663
1,674	LG Household & Health Care Ltd. (Household & Personal Products)	1,507,813
2,530	NAVER Corp. (Software & Services)	1,605,245
3,984	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,197,276
25,996	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	1,770,095
5,311	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	7,307,816
10,447	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,489,523
42,578	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,311,150

		27,976,818

Turkey – 11.1%
1,263,461	Akbank TAS (Banks)	3,265,123
209,828	Aygaz AS (Utilities)	790,156
167,823	BIM Birlesik Magazalar AS (Food & Staples Retailing)	3,104,552
73,540	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	369,596
515,314	Soda Sanayii AS (Materials)	705,824
827,188	Turkiye Garanti Bankasi AS (Banks)	2,034,732
1,809,275	Turkiye Sinai Kalkinma Bankasi AS (Banks)	795,114
297,028	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	1,969,232

		13,034,329

Vietnam – 4.2%
577,436	Bank for Foreign Trade of Vietnam JSC (Banks)*	1,400,594
386,670	Masan Group Corp. (Food, Beverage & Tobacco)*	1,110,018
63,556	Saigon Thuong Tin Commercial JSB (Banks)*	32,249
249,592	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,770,238
262,823	Vingroup JSC (Real Estate)*	601,163

		4,914,262

TOTAL COMMON STOCKS (Cost $95,988,016)		$108,763,098

Shares	Description	Value
Exchange Traded Funds – 7.2%
United States – 7.2%
84,087	iShares MSCI Indonesia Fund	$ 2,184,580
36,216	iShares MSCI Mexico Capped Fund	1,799,573
80,213	iShares MSCI South Korea Capped Fund	4,464,656

TOTAL EXCHANGE TRADED FUNDS (Cost $7,862,734)		$ 8,448,809

Units	Description	Expiration Month	Value
Participation Note* – 0.2%
Vietnam – 0.2%
33,367	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/17	$ 236,656
(Cost $153,391)

TOTAL INVESTMENTS – 100.2% (Cost $104,004,141)			$117,448,563

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(201,947)

NET ASSETS – 100.0%			$117,246,616

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,715,437, which represents approximately 1.5% of net assets as of July 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$107,245,174

Gross unrealized gain	19,526,280
Gross unrealized loss	(9,322,891)

Net unrealized security gain	$10,203,389

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2016:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,228,388	$66,840,083	$—
North America	587,950	—	—
Total	$5,816,338	$66,840,083	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$911,431	$21,493,240	$—
Asia	23,806,853	363,059,849	—
Europe	—	22,039,138	—
North America	37,589,776	3,913,706	—
South America	48,906,227	17,848,850	—
Total	$111,214,287	$428,354,783	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$6,131,489	$—
Asia	—	80,816,994	—
Europe	—	1,715,437	—
North America	28,784,643	—	—
Total	$28,784,643	$88,663,920	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The N-11 Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the N-11 Equity Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Australia – 1.9%
775,485	Computershare Ltd. (Software & Services)	$ 5,236,057

France – 15.5%
183,850	Klepierre (REIT)	8,815,775
125,329	Publicis Groupe SA (Media)	9,332,672
246,051	Rexel SA (Capital Goods)	3,659,228
137,339	Safran SA (Capital Goods)	9,335,787
65,114	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,545,971
78,356	Vinci SA (Capital Goods)	5,955,463

		42,644,896

Germany – 12.4%
119,396	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	12,834,816
98,240	Beiersdorf AG (Household & Personal Products)	9,229,633
704,931	Commerzbank AG (Banks)	4,653,155
84,272	SAP SE (Software & Services)	7,375,773

		34,093,377

Ireland – 7.5%
26,485,804	Bank of Ireland (Banks)*	5,557,002
1,290,914	C&C Group PLC (Food, Beverage & Tobacco)	5,201,443
152,522	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	9,853,298

		20,611,743

Italy – 1.4%
1,610,249	UniCredit SpA (Banks)	3,950,392

Japan – 26.6%
176,700	Dentsu, Inc. (Media)	8,441,780
227,600	Hoya Corp. (Health Care Equipment & Services)	8,075,442
482,400	Isuzu Motors Ltd. (Automobiles & Components)	6,244,731
215,400	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	8,400,540
594,000	Mitsubishi Estate Co. Ltd. (Real Estate)	11,046,968
132,600	Nidec Corp. (Capital Goods)	12,032,265
605,600	ORIX Corp. (Diversified Financials)	8,498,731
29,700	Pola Orbis Holdings, Inc. (Household & Personal Products)	2,923,622
235,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,462,022

		73,126,101

Netherlands – 3.9%
414,944	Royal Dutch Shell PLC Class A (Energy)	10,713,944

Shares	Description	Value
Common Stocks – (continued)
South Korea – 1.8%
133,537	Kia Motors Corp. (Automobiles & Components)	$ 5,030,386

Spain – 4.5%
4,173,985	Banco Popular Espanol SA (Banks)	5,846,346
362,102	Cellnex Telecom SAU (Telecommunication Services)(a)	6,409,306

		12,255,652

Switzerland – 8.6%
750,611	Credit Suisse Group AG (Registered) (Diversified Financials)*	8,631,823
15,100	Syngenta AG (Registered) (Materials)	5,938,607
162,790	Wolseley PLC (Capital Goods)	9,076,907

		23,647,337

United Kingdom – 13.6%
920,292	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	8,124,960
86,618	Reckitt Benckiser Group PLC (Household & Personal Products)	8,398,496
3,296,358	Rentokil Initial PLC (Commercial & Professional Services)	9,372,116
183,978	Rio Tinto PLC (Materials)	5,970,499
1,832,061	Vodafone Group PLC (Telecommunication Services)	5,565,589

		37,431,660

TOTAL INVESTMENTS – 97.7% (Cost $295,896,938)		$268,741,545

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		6,384,657

NET ASSETS – 100.0%		$275,126,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,409,306, which represents approximately 2.3% of net assets as of July 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$296,543,787

Gross unrealized gain	9,804,174
Gross unrealized loss	(37,606,416)

Net unrealized security loss	$(27,802,242)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Australia – 4.0%
88,297	Australia & New Zealand Banking Group Ltd. (Banks)	$ 1,737,196
30,221	BHP Billiton PLC (Materials)	381,043
97,897	Computershare Ltd. (Software & Services)	660,998

		2,779,237

Austria – 0.9%
18,143	ams AG (Semiconductors & Semiconductor Equipment)	601,537

Belgium – 3.8%
20,304	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	2,623,118

China – 0.5%
217,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	363,535

Denmark – 2.0%
24,012	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,365,473

France – 9.3%
8,615	Air Liquide SA (Materials)	918,457
27,007	Klepierre (REIT)	1,295,010
12,109	Publicis Groupe SA (Media)	901,701
25,360	Rexel SA (Capital Goods)	377,150
15,188	Safran SA (Capital Goods)	1,032,423
9,787	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	833,590
14,180	Vinci SA (Capital Goods)	1,077,754

		6,436,085

Germany – 9.5%
15,897	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,708,894
18,254	Beiersdorf AG (Household & Personal Products)	1,714,961
74,877	Commerzbank AG (Banks)	494,253
7,223	Covestro AG (Materials)(a)	337,626
19,586	GEA Group AG (Capital Goods)	1,045,775
14,977	SAP SE (Software & Services)	1,310,838

		6,612,347

Ireland – 5.5%
4,352,373	Bank of Ireland (Banks)*	913,174
19,050	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,631,058
19,630	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,268,147

		3,812,379

Italy – 5.7%
172,078	Enav SpA (Transportation)*(a)	684,500

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
279,782	Enel SpA (Utilities)	$ 1,287,715
33,680	Moncler SpA (Consumer Durables & Apparel)	591,075
1,070,929	Telecom Italia SpA (Telecommunication Services)*	915,098
178,521	UniCredit SpA (Banks)	437,962

		3,916,350

Japan – 20.3%
7,000	Dentsu, Inc. (Media)	334,423
37,100	HIS Co. Ltd. (Consumer Services)	988,196
30,600	Hoya Corp. (Health Care Equipment & Services)	1,085,714
46,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,821,287
26,000	Kao Corp. (Household & Personal Products)	1,400,184
43,000	KDDI Corp. (Telecommunication Services)	1,319,546
52,400	Kubota Corp. (Capital Goods)	759,126
78,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,450,612
14,300	Nidec Corp. (Capital Goods)	1,297,597
80,100	ORIX Corp. (Diversified Financials)	1,124,089
11,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,161,574
42,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,353,561

		14,095,909

Netherlands – 5.4%
6,934	ASML Holding NV (Semiconductors & Semiconductor Equipment)	761,358
115,915	Royal Dutch Shell PLC Class A (Energy)	2,992,950

		3,754,308

Norway – 1.2%
49,722	Statoil ASA (Energy)	790,454

Singapore – 1.7%
103,105	DBS Group Holdings Ltd. (Banks)	1,191,981

Spain – 4.3%
129,633	Banco Bilbao Vizcaya Argentaria SA (Banks)	756,791
353,272	Banco Popular Espanol SA (Banks)	494,815
87,992	EDP Renovaveis SA (Utilities)	712,184
151,785	Iberdrola SA (Utilities)	1,042,904

		3,006,694

Sweden – 3.2%
36,786	Hennes & Mauritz AB Class B (Retailing)	1,110,865

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
37,714	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	$ 1,121,188

		2,232,053

Switzerland – 9.6%
105,120	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,208,852
26,668	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,211,930
2,848	Syngenta AG (Registered) (Materials)	1,120,076
58,652	UBS Group AG (Registered) (Diversified Financials)	806,296
23,586	Wolseley PLC (Capital Goods)	1,315,117

		6,662,271

United Kingdom – 10.5%
126,398	Aviva PLC (Insurance)	650,891
85,222	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	752,397
18,129	InterContinental Hotels Group PLC (Consumer Services)	724,807
103,270	Just Eat PLC (Software & Services)*	733,067
31,983	Melrose Industries PLC (Capital Goods)	289,647
220,316	Rentokil Initial PLC (Commercial & Professional Services)	626,397
16,171	Rio Tinto PLC (Materials)	524,785
99,325	UBM PLC (Media)	881,558
203,791	Virgin Money Holdings UK PLC (Banks)	710,752
451,279	Vodafone Group PLC (Telecommunication Services)	1,370,933

		7,265,234

TOTAL COMMON STOCKS (Cost $72,066,749)		$67,508,965

Exchange Traded Fund – 1.0%
United States – 1.0%
57,324	iShares MSCI Japan Fund	$ 691,327
(Cost $722,190)

TOTAL INVESTMENTS – 98.4% (Cost $72,788,939)		$68,200,292

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		1,118,207

NET ASSETS – 100.0%		$69,318,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,022,126, which represents approximately 1.5% of net assets as of July 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$73,052,985

Gross unrealized gain	4,566,545
Gross unrealized loss	(9,419,238)

Net unrealized security loss	$(4,852,693)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2016:

Focused International Equity

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$78,156,487	$—
Australia and Oceania	—	5,236,057	—
Europe	—	185,349,001	—
Total	$—	$268,741,545	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$15,651,425	$—
Australia and Oceania	—	2,779,237	—
Europe	—	49,078,303	—
North America	691,327	—	—
Total	$691,327	$67,508,965	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 86.1%
363,018	iShares Core MSCI Emerging Markets ETF	$ 15,961,901
714,679	iShares MSCI EAFE ETF	41,465,676
368,473	iShares MSCI EAFE Small-Cap ETF	18,703,689
242,859	Vanguard S&P 500 ETF	48,396,942

TOTAL EXCHANGE TRADED FUNDS (Cost $119,747,999)		$124,528,208

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 1.5%
Options on Futures – 1.5%
Credit Suisse International (London) Call - Eurodollar Futures
298	$98.625	09/19/16	$ 435,825
Credit Suisse International (London) Call - Eurodollar Futures
34	98.875	09/19/16	28,475
Credit Suisse International (London) Call - Eurodollar Futures
58	99.000	09/19/16	30,812
Credit Suisse International (London) Call - Eurodollar Futures
133	98.500	12/19/16	221,944
Credit Suisse International (London) Call - Eurodollar Futures
14	98.750	12/19/16	14,788
Credit Suisse International (London) Call - Eurodollar Futures
6	98.875	12/19/16	4,538
Credit Suisse International (London) Call - Eurodollar Futures
49	99.000	12/19/16	23,581
Credit Suisse International (London) Call - Eurodollar Futures
400	99.375	12/19/16	15,000
Credit Suisse International (London) Call - Eurodollar Futures
116	98.375	03/13/17	221,850
Credit Suisse International (London) Call - Eurodollar Futures
4	98.625	03/13/17	5,225
Credit Suisse International (London) Call - Eurodollar Futures
30	98.750	03/13/17	30,375
Credit Suisse International (London) Call - Eurodollar Futures
67	98.375	03/19/18	118,925
Credit Suisse International (London) Call - Eurodollar Futures
94	98.375	06/18/18	168,025
Credit Suisse International (London) Call - Eurodollar Futures
106	98.250	09/17/18	217,300
Credit Suisse International (London) Call - Eurodollar Futures
113	98.125	12/17/18	257,075
Credit Suisse International (London) Call - Eurodollar Futures
133	98.000	03/18/19	335,825

TOTAL OPTION CONTRACTS PURCHASED – 1.5% (Cost $2,022,065)			$ 2,129,563

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 9.6%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
13,857,722	0.280%	$ 13,857,722
(Cost $13,857,722)

TOTAL INVESTMENTS – 97.2% (Cost $135,627,786)		$140,515,493

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		4,068,028

NET ASSETS – 100.0%		$144,583,521

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

Currency Legend
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	240,000	USD	178,516	$182,077	09/21/16	$3,561
	CAD	1,610,000	USD	1,228,154	1,233,443	09/21/16	5,289
	CHF	70,000	USD	72,009	72,437	09/21/16	428
	DKK	130,000	USD	19,461	19,582	09/21/16	121
	EUR	480,000	USD	534,177	537,818	09/21/16	3,641
	ILS	80,000	USD	20,780	21,000	09/21/16	220
	JPY	68,000,000	USD	660,276	667,762	09/21/16	7,487
	NZD	10,000	USD	7,113	7,205	09/21/16	91
	SGD	30,000	USD	22,264	22,367	09/21/16	103
	USD	41,786	CHF	40,000	41,392	09/21/16	394
	USD	652,797	DKK	4,330,000	652,240	09/21/16	557
	USD	9,883,786	EUR	8,820,000	9,882,404	09/21/16	1,381
	USD	6,593,426	GBP	4,575,000	6,060,241	09/21/16	533,185
	USD	215,597	NOK	1,800,000	213,361	09/21/16	2,236
	USD	921,203	SEK	7,650,000	896,357	09/21/16	24,846

TOTAL							$583,540

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	CAD	140,000	USD	108,316	$107,256	09/21/16	$(1,060)
	DKK	20,000	USD	3,040	3,013	09/21/16	(28)
	HKD	490,000	USD	63,224	63,198	09/21/16	(26)
	NOK	100,000	USD	11,950	11,853	09/21/16	(96)
	SEK	225,000	USD	26,687	26,363	09/21/16	(324)
	USD	2,575,695	AUD	3,560,000	2,700,808	09/21/16	(125,112)
	USD	3,006,540	CHF	2,960,000	3,063,038	09/21/16	(56,497)
	USD	31,624	DKK	210,000	31,633	09/21/16	(9)
	USD	526,494	EUR	470,000	526,613	09/21/16	(119)
	USD	357,561	GBP	270,000	357,654	09/21/16	(93)
	USD	1,143,359	HKD	8,870,000	1,144,020	09/21/16	(661)
	USD	229,309	ILS	880,000	230,999	09/21/16	(1,690)
	USD	8,085,925	JPY	872,000,000	8,563,070	09/21/16	(477,147)
	USD	5,923	NOK	50,000	5,927	09/21/16	(3)
	USD	68,263	NZD	100,000	72,049	09/21/16	(3,785)
	USD	43,910	SEK	375,000	43,939	09/21/16	(29)
	USD	451,051	SGD	620,000	462,259	09/21/16	(11,207)

TOTAL							$(677,886)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	109	September 2016	$13,265,300	$634,821
S&P Toronto Stock Exchange 60 Index	34	September 2016	4,403,998	122,214

TOTAL				$757,035

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$135,627,786

Gross unrealized gain	6,172,979
Gross unrealized loss	(1,285,272)

Net unrealized security gain	$4,887,707

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Institutional Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When the Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

GLOBAL MANAGED BETA FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$124,528,208	$—	$—
Investment Company	13,857,722	—	—
Total	$138,385,930	$—	$—

Derivative Type
Assets
Options Purchased	$2,129,563	$—	$—
Forward Foreign Currency Exchange Contracts(a)	—	583,540	—
Futures Contracts(a)	757,035	—	—
Total	$2,886,598	$583,540	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(677,886)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Fund’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Brazil – 9.8%
414,800	Banco Santander Brasil SA ADR (Banks)(a)	$ 2,592,500
1,544,700	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	9,094,598
224,800	BR Properties SA (Real Estate)	625,369
163,600	BTG Pactual Group (Diversified Financials)	858,264
1,711,000	CCR SA (Transportation)	9,883,737
824,100	CETIP SA - Mercados Organizados (Diversified Financials)	10,997,658
377,100	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	3,559,824
1,151,600	Cosan SA Industria e Comercio (Energy)	12,093,505
20,300	Equatorial Energia SA (Utilities)	347,662
154,900	Grendene SA (Consumer Durables & Apparel)	821,222
1,299,200	MRV Engenharia e Participacoes SA (Consumer Durables & Apparel)	5,429,361
31,800	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	619,543
367,000	Multiplus SA (Media)	4,841,041
153,900	Smiles SA (Media)	2,466,273
467,900	Sul America SA (Insurance)	2,487,847
230,600	Transmissora Alianca de Energia Eletrica SA (Utilities)	1,842,012
395,600	Ultrapar Participacoes SA (Energy)	9,033,501
479,400	Vale SA ADR (Materials)(a)	2,756,550

		80,350,467

Chile – 0.0%
88,313	Cencosud SA (Food & Staples Retailing)	251,321

China – 23.2%
19,953,000	Agricultural Bank of China Ltd. Class H (Banks)	7,349,812
171,600	Alibaba Group Holding Ltd. ADR (Software & Services)*	14,153,568
63,900	Baidu, Inc. ADR (Software & Services)*	10,198,440
10,983,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	12,035,315
16,847,000	China Construction Bank Corp. Class H (Banks)	11,330,285
7,532,000	China Evergrande Group (Real Estate)	4,758,511
2,173,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,659,687
21,560,000	China Petroleum & Chemical Corp. Class H (Energy)	15,462,236
2,544,500	China Railway Construction Corp. Ltd. Class H (Capital Goods)	3,067,654
244,000	China Shenhua Energy Co. Ltd. Class H (Energy)	468,476

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
3,038,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	$ 1,501,452
2,033,100	China Vanke Co. Ltd. Class H (Real Estate)	4,609,948
5,540,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	2,915,474
6,951,000	CNOOC Ltd. (Energy)	8,377,577
703,300	Dalian Wanda Commercial Properties Co. Ltd. Class H (Real Estate)(b)	4,468,404
4,092,000	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles & Components)	5,263,846
3,621,200	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	5,495,419
19,619,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	11,192,457
246,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	348,033
224,000	Longfor Properties Co. Ltd. (Real Estate)	306,794
52,200	NetEase, Inc. ADR (Software & Services)	10,662,894
80,600	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	3,551,236
2,074,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	3,231,633
5,040,000	Sino-Ocean Group Holding Ltd. Class H (Real Estate)	2,135,634
1,562,000	Sinopec Engineering Group Co. Ltd. Class H (Capital Goods)	1,366,355
313,600	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	1,523,455
1,355,900	Tencent Holdings Ltd. (Software & Services)	32,749,225
410,000	Tianneng Power International Ltd. (Automobiles & Components)	282,243
1,428,000	TravelSky Technology Ltd. Class H (Software & Services)	2,740,710
594,000	Xinhua Winshare Publishing and Media Co. Ltd. Class H (Retailing)*	633,528
8,468,000	Zijin Mining Group Co. Ltd. Class H (Materials)	3,095,803

		189,936,104

Colombia – 0.2%
157,085	Ecopetrol SA ADR (Energy)*(a)	1,343,077

Czech Republic – 0.1%
36,507	CEZ AS (Utilities)	690,946

Hong Kong – 5.7%
409,000	Beijing Enterprises Holdings Ltd. (Capital Goods)	2,312,238
1,725,500	China Mobile Ltd. (Telecommunication Services)	21,367,773
2,678,000	China Overseas Land & Investment Ltd. (Real Estate)	8,833,565

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
3,902,000	China Resources Land Ltd. (Real Estate)	$ 9,732,867
336,500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	727,060
819,500	WH Group Ltd. (Food, Beverage & Tobacco)(b)	647,163
3,904,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	2,987,887

		46,608,553

India – 5.1%
639,734	Ashok Leyland Ltd. (Capital Goods)	911,759
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,573,681
503,928	Bharat Petroleum Corp. Ltd. (Energy)	4,459,159
555,583	Hindustan Zinc Ltd. (Materials)	1,701,595
298,374	Indraprastha Gas Ltd. (Utilities)	2,893,842
395,902	Infosys Ltd. ADR (Software & Services)	6,504,670
1,775,591	ITC Ltd. (Food, Beverage & Tobacco)	6,717,057
198,610	Marico Ltd. (Household & Personal Products)	843,377
20,716	Oracle Financial Services Software Ltd. (Software & Services)	1,139,929
103,861	Rajesh Exports Ltd. (Consumer Durables & Apparel)	680,723
129,885	Tata Motors Ltd. ADR (Automobiles & Components)	4,913,550
198,371	Tata Motors Ltd. Class A (Automobiles & Components)	960,989
840,113	Tata Steel Ltd. (Materials)	4,468,310
171,281	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,692,532

		41,461,173

Indonesia – 2.8%
11,561,200	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	10,211,779
339,300	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	1,752,067
964,200	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	634,978
27,467,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	8,940,977
518,400	PT Unilever Indonesia Tbk (Household & Personal Products)	1,785,485

		23,325,286

Luxembourg – 0.5%
200,500	Ternium SA ADR (Materials)	4,352,855

Shares	Description	Value
Common Stocks – (continued)
Malaysia – 0.8%
3,143,700	IOI Corp. Bhd (Food, Beverage & Tobacco)	$ 3,268,839
1,370,400	MISC Bhd (Transportation)	2,528,364
735,000	Top Glove Corp Bhd (Health Care Equipment & Services)	774,634

		6,571,837

Mexico – 3.6%
454,100	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	804,544
174,400	Fibra Uno Administracion SA de CV (REIT)	355,683
413,900	Gentera SAB de CV (Diversified Financials)	769,081
624,900	Grupo Aeroportuario del Centro Norte Sab de CV (Transportation)	3,886,378
39,530	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	3,884,613
373,700	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	3,676,610
11,126	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	1,710,177
2,606,700	Grupo Mexico SAB de CVSeries B (Materials)	6,290,836
1,116,700	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	2,525,827
714,400	PLA Administradora Industrial S de RL de CV (REIT)*	1,185,333
187,600	Prologis Property Mexico SA de CV (REIT)	295,958
1,868,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	4,269,688

		29,654,728

Philippines – 0.7%
82,760	Manila Electric Co. (Utilities)	569,476
1,183,540	Universal Robina Corp. (Food, Beverage & Tobacco)	5,038,820

		5,608,296

Poland – 0.3%
1,541,265	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	2,138,669

Qatar – 0.3%
272,286	Barwa Real Estate Co. (Real Estate)	2,621,543

Russia – 5.0%
688,000	Alrosa PJSC (Materials)	740,441
10,179,900	Magnitogorsk Iron & Steel OJSC (Materials)	4,551,851
2,665,160	Rosneft PJSC GDR (Energy)	12,959,119
6,789,300	Sberbank of Russia PJSC (Banks)	14,341,824
733,110	Severstal PJSC GDR (Materials)	8,680,431

		41,273,666

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – 4.7%
435,785	AngloGold Ashanti Ltd. ADR (Materials)*	$ 9,548,049
122,512	Clicks Group Ltd. (Food & Staples Retailing)	1,096,684
787,224	Hyprop Investments Ltd. (REIT)	7,653,058
58,933	JSE Ltd. (Diversified Financials)	721,969
95,171	Resilient REIT Ltd. (REIT)	925,476
499,844	RMB Holdings Ltd. (Diversified Financials)	2,238,338
292,871	Sasol Ltd. (Energy)	7,792,948
893,956	Standard Bank Group Ltd. (Banks)	8,929,102

		38,905,624

South Korea – 16.4%
9,101	Amorepacific Corp. (Household & Personal Products)	3,151,075
23,559	Coway Co. Ltd. (Consumer Durables & Apparel)	1,800,975
20,898	Dongbu Insurance Co. Ltd. (Insurance)	1,187,904
208,804	Hanwha Chemical Corp. (Materials)	4,776,517
53,718	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,452,348
51,702	Kangwon Land, Inc. (Consumer Services)	1,892,477
193,322	Korea Electric Power Corp. (Utilities)	10,584,146
63,950	KT&G Corp. (Food, Beverage & Tobacco)	6,915,586
70,131	LG Corp. (Capital Goods)	3,983,602
143,602	LG Electronics, Inc. (Consumer Durables & Apparel)	6,867,112
9,314	LG Household & Health Care Ltd. (Household & Personal Products)	8,389,348
139,393	LG Uplus Corp. (Telecommunication Services)	1,364,434
6,870	LS Corp. (Capital Goods)	327,680
19,033	NAVER Corp. (Software & Services)	12,076,138
151,041	Poongsan Corp. (Materials)	4,195,975
74,130	POSCO (Materials)	15,020,719
23,975	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	32,989,059
23,381	Samsung Life Insurance Co. Ltd. (Insurance)	2,034,116
277,646	Shinhan Financial Group Co. Ltd. (Banks)	9,921,713
632,145	Woori Bank (Banks)	5,704,148

		134,635,072

Taiwan – 11.7%
1,126,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	707,516
1,343,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)	3,052,596

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
306,000	Farglory Land Development Co. Ltd. (Real Estate)	$ 329,663
161,000	Foxconn Technology Co. Ltd. (Technology Hardware & Equipment)	390,704
930,000	Getac Technology Corp. (Technology Hardware & Equipment)	701,110
484,000	Great Wall Enterprise Co. Ltd. (Food, Beverage & Tobacco)	410,582
2,999,000	Highwealth Construction Corp. (Real Estate)	4,576,898
197,000	International Games System Co. Ltd. Class C (Software & Services)*	1,504,152
359,000	Kung Long Batteries Industrial Co. Ltd. (Capital Goods)	1,738,659
4,003,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	6,003,353
1,863,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)*	4,065,555
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	415,228
1,557,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,962,679
2,455,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,903,254
1,348,000	Siliconware Precision Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,029,072
493,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	1,638,532
36,000	St. Shine Optical Co. Ltd. (Health Care Equipment & Services)	871,569
985,000	Systex Corp. (Software & Services)	1,618,568
1,246,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	34,630,548
402,000	Tripod Technology Corp. (Technology Hardware & Equipment)	823,300
6,662,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	13,615,439
2,002,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	3,675,321

		95,664,298

Thailand – 1.9%
942,000	Airports of Thailand PCL (Transportation)	10,696,079
214,300	PTT PCL (Energy)	2,050,417
1,710,500	Thai Oil PCL (Energy)	2,996,534

		15,743,030

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – 2.3%
245,393	Akbank TAS (Banks)	$ 634,161
1,833,045	Arcelik AS (Consumer Durables & Apparel)	12,541,933
2,254,122	Eregli Demir ve Celik Fabrikalari TAS (Materials)	3,430,890
174,013	Koza Altin Isletmeleri AS (Materials)*	591,889
60,383	Turk Traktor ve Ziraat Makineleri AS (Capital Goods)	1,687,515

		18,886,388

United Arab Emirates – 1.0%
1,986,365	Aldar Properties PJSC (Real Estate)	1,559,877
3,560,135	DAMAC Properties Dubai Co. PJSC (Real Estate)	2,272,961
2,454,788	Emaar Properties PJSC (Real Estate)	4,606,197

		8,439,035

TOTAL COMMON STOCKS (Cost $702,713,936)		$788,461,968

Shares	Description	Rate	Value
Preferred Stocks – 0.8%
Brazil – 0.5%
188,900	Banco do Estado do Rio Grande do Sul SA Class B (Banks)	0.188%	$ 628,036
675,500	Vale SA (Materials)	0.374	3,127,083

			3,755,119

South Korea – 0.3%
4,991	LG Household & Health Care Ltd. (Household & Personal Products)	5,550	2,605,332

TOTAL PREFERRED STOCKS (Cost $4,754,581)			$ 6,360,451

Shares	Description	Value
Exchange Traded Fund –1.7%
United States – 1.7%
373,340	Vanguard FTSE Emerging Markets Fund	$ 13,828,514
(Cost $12,473,415)

Units	Description	Expiration Month	Value
Right* –0.0%
Hong Kong – 0.0%
212,666	China Resources Beer Holdings Co. Ltd. (Food, Beverage & Tobacco)	08/16	$ 85,522
(Cost $0)

Warrant* –0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)	11/18	$ 38,256
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $719,941,932)			$808,774,711

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.7%
Goldman Sachs Financial Square Money Market Fund — FST Institutional Shares
5,924,800	0.336%	$ 5,924,800
(Cost $5,924,800)

TOTAL INVESTMENTS – 99.3% (Cost $725,866,732)		$814,699,511

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		5,623,588

NET ASSETS – 100.0%		$820,323,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,115,567, which represents approximately 0.6% of net assets as of July 31, 2016.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$739,901,047

Gross unrealized gain	100,194,626
Gross unrealized loss	(25,396,162)

Net unrealized security gain	$74,798,464

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Australia – 4.2%
139,762	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	$ 204,214
150,823	BHP Billiton PLC (Materials)	1,901,656
50,973	BlueScope Steel Ltd. (Materials)	328,842
28,451	Domino’s Pizza Enterprises Ltd. (Consumer Services)	1,629,989
84,448	MACA Ltd. (Capital Goods)	112,118
993,991	Medibank Pvt Ltd. (Insurance)	2,320,211
26,696	nib holdings Ltd. (Insurance)	93,950
264,493	Northern Star Resources Ltd. (Materials)	1,081,030
1,095,305	OZ Minerals Ltd. (Materials)	5,362,705
489,786	Regis Resources Ltd. (Materials)	1,522,586
148,618	Sandfire Resources NL (Materials)	652,697
1,252,895	Scentre Group (REIT)	5,049,758
94,697	St. Barbara Ltd. (Materials)*	220,944
28,795	Technology One Ltd. (Software & Services)	124,749
478,675	The GPT Group (REIT)	2,041,556
47,410	The Reject Shop Ltd. (Retailing)	463,868
556,202	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	4,085,511

		27,196,384

Austria – 0.0%
4,060	Strabag SE (Capital Goods)	126,958

Belgium – 0.4%
10,654	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,376,414
2,599	Befimmo SA (REIT)	176,634
2,809	Bekaert SA NV (Materials)	128,730
3,901	Orange Belgium SA (Telecommunication Services)*	94,569
7,755	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	606,781

		2,383,128

Denmark – 3.5%
284,234	Danske Bank A/S (Banks)	7,729,771
3,529	Dfds A/S (Transportation)	161,298
11,192	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	2,029,209
15,693	NKT Holding A/S (Capital Goods)	810,185
56,508	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,213,400
21,955	Pandora A/S (Consumer Durables & Apparel)	2,859,665
7,633	Royal Unibrew A/S (Food, Beverage & Tobacco)	351,086

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
4,618	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	$ 81,553
77,469	Vestas Wind Systems A/S (Capital Goods)	5,415,922

		22,652,089

Finland – 0.1%
20,609	Cramo OYJ (Capital Goods)	486,814
30,483	Finnair OYJ (Transportation)*	159,835
24,100	Ramirent OYJ (Capital Goods)	204,288

		850,937

France – 6.7%
49,463	Arkema SA (Materials)	4,224,840
269,747	AXA SA (Insurance)	5,489,984
141,444	BNP Paribas SA (Banks)	7,016,232
13,544	Faurecia (Automobiles & Components)	534,185
675	Gecina SA (REIT)	102,305
11,721	Nexity SA (Real Estate)*	623,494
35,108	Publicis Groupe SA (Media)	2,614,331
41,687	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,550,617
4,689	Schneider Electric SE (Capital Goods)	305,925
77,488	SCOR SE (Insurance)	2,263,708
150,757	Societe Generale SA (Banks)	5,139,865
14,109	Total SA (Energy)	678,556
23,207	Ubisoft Entertainment SA (Software & Services)*	952,506
93,930	Valeo SA (Automobiles & Components)	4,818,716
69,102	Vinci SA (Capital Goods)	5,252,111

		43,567,375

Germany – 12.7%
56,963	Allianz SE (Registered) (Insurance)	8,161,926
4,027	AURELIUS Equity Opportunities SE & Co. KGaA (Diversified Financials)	245,468
42,104	Aurubis AG (Materials)	2,187,802
4,864	BASF SE (Materials)	382,075
94,160	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	10,122,000
3,705	Bechtle AG (Software & Services)	428,825
28,002	Continental AG (Automobiles & Components)	5,872,504
27,925	Deutsche EuroShop AG (Real Estate)	1,324,491
561,286	Deutsche Telekom AG (Registered) (Telecommunication Services)	9,548,916
56,219	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	257,236
19,109	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	1,427,399

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
39,528	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,393,623
31,682	Hochtief AG (Capital Goods)	4,154,768
453,509	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	7,518,266
29,471	Jenoptik AG (Technology Hardware & Equipment)	505,377
5,640	Koenig & Bauer AG (Capital Goods)*	312,266
3,875	Linde AG (Materials)	556,894
36,149	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	6,028,598
16,944	OSRAM Licht AG (Capital Goods)	881,551
2,250	Pfeiffer Vacuum Technology AG (Capital Goods)	232,743
66,823	ProSiebenSat.1 Media SE (Registered) (Media)	3,060,945
93,286	Siemens AG (Registered) (Capital Goods)	10,125,864
57,913	Software AG (Software & Services)	2,336,727
42,257	STADA Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,280,983
20,484	Stroeer SE & Co KGaA (Media)(b)	973,819
53,419	Suess MicroTec AG (Semiconductors & Semiconductor Equipment)*	358,861

		82,679,927

Hong Kong – 2.3%
5,470,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	1,555,268
262,000	CLP Holdings Ltd. (Utilities)	2,730,537
149,000	Hang Lung Properties Ltd. (Real Estate)	322,911
133,000	Henderson Land Development Co. Ltd. (Real Estate)	793,905
27,700	Jardine Strategic Holdings Ltd. (Capital Goods)	840,772
314,000	Sino Land Co. Ltd. (Real Estate)	561,826
249,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,056,566
776,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	423,347
791,000	Wheelock & Co. Ltd. (Real Estate)	4,241,659
358,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	273,992

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
535,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$ 2,173,969

		14,974,752

Israel – 0.1%
23,638	Bank Hapoalim B.M. (Banks)	120,498
8,406	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	449,721

		570,219

Italy – 1.8%
394,622	Eni SpA (Energy)	6,053,509
663,960	Mediaset SpA (Media)	2,012,076
155,716	Prysmian SpA (Capital Goods)	3,646,443
308,501	Telecom Italia SpA (Telecommunication Services)*	263,611

		11,975,639

Japan – 23.3%
21,200	Adastria Co. Ltd. (Retailing)	660,401
30,700	Aeon Mall Co. Ltd. (Real Estate)	412,453
330,900	Amada Holdings Co. Ltd. (Capital Goods)	3,606,218
10,100	Asatsu-DK, Inc. (Media)	235,814
335,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	5,596,677
19,100	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	506,271
61,000	Capcom Co. Ltd. (Software & Services)	1,244,096
32,500	Central Japan Railway Co. (Transportation)	6,040,884
117,300	Chubu Electric Power Co., Inc. (Utilities)	1,723,331
404,100	Concordia Financial Group Ltd. (Banks)*	1,717,684
36,000	Daito Trust Construction Co. Ltd. (Real Estate)	6,045,109
230,100	Daiwa House Industry Co. Ltd. (Real Estate)	6,452,201
11,700	DCM Holdings Co. Ltd. (Retailing)	100,017
145,000	DeNA Co. Ltd. (Software & Services)	3,707,404
5,000	DIC Corp. (Materials)	117,979
4,500	Doshisha Co. Ltd. (Retailing)	94,134
40,100	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,344,707
8,300	Electric Power Development Co. Ltd. Class C (Utilities)	190,752
59,200	Fuji Heavy Industries Ltd. (Automobiles & Components)	2,261,724
119,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	4,287,473
232,000	Gree, Inc. (Software & Services)	1,171,792

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
193,500	Honda Motor Co. Ltd. (Automobiles & Components)	$ 5,241,494
39,200	Hoshizaki Corp. (Capital Goods)	3,547,214
10,900	Hoya Corp. (Health Care Equipment & Services)	386,741
208,000	IHI Corp. (Capital Goods)	578,758
151,800	Inpex Corp. (Energy)	1,206,783
29,900	ITOCHU Corp. (Capital Goods)	339,002
60,300	Japan Airlines Co. Ltd. (Transportation)	1,858,978
11,200	JFE Holdings, Inc. (Materials)	145,969
63,100	JSR Corp. (Materials)	861,884
16,000	Kaneka Corp. (Materials)	120,496
53,700	Kao Corp. (Household & Personal Products)	2,891,918
28,800	KDDI Corp. (Telecommunication Services)	883,789
102,200	Konami Holdings Corp. (Software & Services)	3,962,464
179,400	Kubota Corp. (Capital Goods)	2,598,993
86,800	Kyocera Corp. (Technology Hardware & Equipment)	4,112,217
22,000	Lion Corp. (Household & Personal Products)	333,627
100,000	Makino Milling Machine Co. Ltd. (Capital Goods)	561,563
3,700	Mandom Corp. (Household & Personal Products)	163,165
37,900	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	1,671,256
76,200	Miraca Holdings, Inc. (Health Care Equipment & Services)	3,509,759
909,800	Mitsubishi Chemical Holdings Corp. (Materials)	4,914,287
191,000	Mitsui Chemicals, Inc. (Materials)	807,895
21,700	Nabtesco Corp. (Capital Goods)	583,714
93,100	Nexon Co. Ltd. (Software & Services)	1,380,200
129,100	Nikon Corp. (Consumer Durables & Apparel)	1,824,284
341,100	Nippon Light Metal Holdings Co. Ltd. (Materials)	774,336
99,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	4,742,473
118,200	Nipro Corp. (Health Care Equipment & Services)	1,466,931
145,400	Nisshin Steel Co. Ltd. (Materials)	1,802,870
4,900	NTT DOCOMO, Inc. (Telecommunication Services)	133,105
116,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,175,870
528,500	ORIX Corp. (Diversified Financials)	7,416,742

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
26,200	Penta-Ocean Construction Co. Ltd. (Capital Goods)	$ 159,306
18,000	Ryohin Keikaku Co. Ltd. (Retailing)	3,996,215
79,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	2,901,857
22,000	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	260,606
21,100	Secom Co. Ltd. (Commercial & Professional Services)	1,589,476
50,300	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,608,952
73,700	SoftBank Group Corp. (Telecommunication Services)	4,056,775
122,100	Square Enix Holdings Co. Ltd. (Software & Services)	3,806,240
1,106,000	Sumitomo Chemical Co. Ltd. (Materials)	4,895,124
166,600	Sumitomo Electric Industries Ltd. (Automobiles & Components)	2,295,231
56,100	Tadano Ltd. (Capital Goods)	541,278
44,000	The Nishi-Nippon City Bank Ltd. (Banks)	85,173
74,000	Toho Zinc Co. Ltd. (Materials)	249,342
66,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,687,535
463,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,083,664
38,000	Tosoh Corp. (Materials)	192,805
500	Toyota Motor Corp. (Automobiles & Components)	28,017
12,100	West Japan Railway Co. (Transportation)	748,471

		151,701,965

Jersey – 0.0%
1,768	Randgold Resources Ltd. ADR (Materials)	207,935

Luxembourg – 0.7%
88,044	Aperam SA (Materials)	3,686,297
2,019	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	757,398

		4,443,695

Netherlands – 5.2%
91,089	Akzo Nobel NV (Materials)	5,888,253
11,359	AMG Advanced Metallurgical Group NV (Materials)	162,722
26,263	ASM International NV (Semiconductors & Semiconductor Equipment)	1,023,629

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
59,389	Heineken Holding NV (Food, Beverage & Tobacco)	$ 4,975,931
888,664	ING Groep NV (Banks)	9,935,263
185,191	NN Group NV (Insurance)	4,995,125
15,383	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	1,293,557
11,351	Royal Dutch Shell PLC Class A (Energy)	295,684
131,260	Wolters Kluwer NV (Commercial & Professional Services)	5,522,587

		34,092,751

New Zealand – 0.2%
184,686	Auckland International Airport Ltd. (Transportation)	984,874
20,996	EBOS Group Ltd. (Health Care Equipment & Services)	250,474

		1,235,348

Norway – 2.5%
11,720	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	563,440
1,335,540	Norsk Hydro ASA (Materials)	5,726,540
626,807	Orkla ASA (Food, Beverage & Tobacco)	5,831,026
248,555	Statoil ASA (Energy)	3,951,394
47,683	Tomra Systems ASA (Commercial & Professional Services)	522,211

		16,594,611

Portugal – 0.7%
89,443	EDP - Energias de Portugal SA (Utilities)	306,811
302,081	Galp Energia SGPS SA (Energy)	4,137,902

		4,444,713

Singapore – 0.2%
147,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	978,825

Spain – 1.8%
164,595	Banco Bilbao Vizcaya Argentaria SA (Banks)	960,897
790,230	Banco Santander SA (Banks)	3,354,753
95,778	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,099,594
319,079	Repsol SA (Energy)	4,041,647
24,672	Viscofan SA (Food, Beverage & Tobacco)	1,319,939

		11,776,830

Sweden – 2.8%
310,036	Boliden AB (Materials)	6,823,924
148,532	Electrolux ABSeries B (Consumer Durables & Apparel)	4,024,064
104,181	Granges AB (Materials)	1,059,205

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
191,730	Husqvarna AB Class B (Consumer Durables & Apparel)	$ 1,645,711
129,138	Swedish Match AB (Food, Beverage & Tobacco)	4,710,930

		18,263,834

Switzerland – 9.9%
245,919	ABB Ltd. (Registered) (Capital Goods)*	5,223,835
56,134	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	9,943,112
4,140	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	336,813
2,616	Bobst Group SA (Registered) (Capital Goods)	145,483
2,098	dorma+kaba Holding AG (Registered) Class B (Commercial & Professional Services)	1,531,692
131	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	167,554
5,969	Georg Fischer AG (Registered) (Capital Goods)	4,865,341
12,243	Logitech International SA (Registered) (Technology Hardware & Equipment)	244,406
36,656	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	6,903,070
44,841	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,593,228
28,833	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,391,502
7,516	Oriflame Holding AG (Household & Personal Products)*	193,604
1,292	Rieter Holding AG (Registered) (Capital Goods)*	272,239
62,387	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	15,925,407
152	Schweiter Technologies AG (Capital Goods)	153,664
849	Sika AG (Materials)	3,977,345
293,028	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,141,417
77,585	Swiss Re AG (Insurance)	6,503,681

		64,513,393

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – 16.9%
614,245	3i Group PLC (Diversified Financials)	$ 5,017,055
150,521	Amec Foster Wheeler PLC (Energy)	890,864
76,246	Anglo American PLC (Materials)	835,059
61,738	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,107,735
489,992	Beazley PLC (Insurance)	2,566,657
314,403	BP PLC ADR (Energy)(c)	10,815,463
211,913	British American Tobacco PLC (Food, Beverage & Tobacco)	13,525,319
509,414	BT Group PLC (Telecommunication Services)	2,783,150
91,240	Compass Group PLC (Consumer Services)	1,733,361
26,902	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	882,159
88,765	Dixons Carphone PLC (Retailing)	410,453
103,656	Domino’s Pizza Group PLC (Consumer Services)	544,375
79,331	DS Smith PLC (Materials)	411,433
177,762	GKN PLC (Automobiles & Components)	680,383
195,642	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	8,817,585
466,287	HSBC Holdings PLC (Banks)	3,056,369
124,067	Imperial Brands PLC (Food, Beverage & Tobacco)	6,537,956
30,801	Intertek Group PLC (Commercial & Professional Services)	1,477,724
8,039,664	Lloyds Banking Group PLC (Banks)	5,654,699
100,659	Meggitt PLC (Capital Goods)	583,010
14,406	Micro Focus International PLC (Software & Services)	369,237
427,641	National Grid PLC (Utilities)	6,131,869
50,167	Persimmon PLC (Consumer Durables & Apparel)	1,120,107
102,714	Reckitt Benckiser Group PLC (Household & Personal Products)	9,959,167
16,908	RELX NV (Commercial & Professional Services)	304,672
12,639	Rio Tinto PLC ADR (Materials)	414,812
143,376	Severn Trent PLC (Utilities)	4,645,704
221,242	Tate & Lyle PLC (Food, Beverage & Tobacco)	2,117,233
52,453	Unilever NV CVA (Household & Personal Products)	2,429,850
48,020	Unilever PLC (Household & Personal Products)	2,246,522
3,618	Unilever PLC ADR (Household & Personal Products)	169,359

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
155,325	Vodafone Group PLC ADR (Telecommunication Services)	$ 4,799,543
105,587	William Hill PLC (Consumer Services)	446,632
241,359	WPP PLC (Media)	5,415,500

		109,901,016

United States – 0.1%
86,575	Sims Metal Management Ltd. (Materials)	557,981

TOTAL COMMON STOCKS (Cost $596,215,071)		$625,690,305

Shares	Description	Rate	Value
Preferred Stock – 0.9%
Germany – 0.9%
48,107	Henkel AG & Co. KGaA (Household & Personal Products)	1.470%	$ 5,994,408
(Cost $4,951,140)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $601,166,211)			$631,684,713

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Goldman Sachs Financial Square Money Market Fund — FST Institutional Shares
2,356,055	0.336%	$ 2,356,055
(Cost $2,356,055)

TOTAL INVESTMENTS – 97.4% (Cost $603,522,266)		$634,040,768

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		17,131,354

NET ASSETS – 100.0%		$651,172,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $81,553, which represents approximately 0.0% of net assets as of July 31, 2016.

(b)	All or a portion of security is on loan.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	167	September 2016	$5,569,440	$283,853
FTSE 100 Index	29	September 2016	2,562,444	49,991
Hang Seng Index	2	August 2016	280,651	(4,492)
MSCI Singapore Index	7	August 2016	163,135	(4,149)
SPI 200 Index	10	September 2016	1,048,541	53,364
TSE TOPIX Index	19	September 2016	2,473,808	6,431

TOTAL				$384,998

TAX INFORMATION — At July 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$605,768,279

Gross unrealized gain	52,417,892
Gross unrealized loss	(24,145,403)

Net unrealized security gain	$28,272,489

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Australia – 5.8%
131,644	APN Outdoor Group Ltd. (Media)	$ 807,021
2,342,564	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	3,422,853
300,626	BT Investment Management Ltd. (Diversified Financials)	2,058,531
1,000,329	Cromwell Property Group (REIT)	839,490
68,640	G8 Education Ltd. (Consumer Services)	200,665
140,542	Genworth Mortgage Insurance Australia Ltd. (Banks)	314,385
4,148,953	Investa Office Fund (REIT)	14,451,127
765,310	JB Hi-Fi Ltd. (Retailing)(a)	15,100,215
213,850	Magellan Financial Group Ltd. (Diversified Financials)	3,718,853
283,392	Mineral Resources Ltd. (Commercial & Professional Services)	2,125,189
332,581	Navitas Ltd. (Consumer Services)	1,501,935
383,335	Northern Star Resources Ltd. (Materials)	1,566,759
3,245,397	OZ Minerals Ltd. (Materials)	15,889,737
741,054	Pact Group Holdings Ltd. (Materials)	3,213,500
2,218,289	Regis Resources Ltd. (Materials)	6,895,943
1,968,575	Sandfire Resources NL (Materials)	8,645,539
265,689	Shopping Centres Australasia Property Group (REIT)	482,899
244,960	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	241,255
190,530	Southern Cross Media Group Ltd. Class L (Media)	182,900
1,967,504	St. Barbara Ltd. (Materials)*	4,590,511
62,553	Super Retail Group Ltd. (Retailing)	466,588
92,379	Technology One Ltd. (Software & Services)	400,215

		87,116,110

Austria – 0.3%
41,672	BUWOG AG (Real Estate)*	1,010,664
22,652	Lenzing AG (Materials)	2,374,676
12,433	Porr AG (Capital Goods)	354,181
47,174	S IMMO AG (Real Estate)*	456,193

		4,195,714

Belgium – 2.8%
507,443	Agfa-Gevaert NV (Health Care Equipment & Services)*	1,829,268
19,136	Barco NV (Technology Hardware & Equipment)	1,472,552
32,949	Befimmo SA (REIT)	2,239,287
290,317	Bekaert SA NV (Materials)	13,304,563
54,862	bpost SA (Transportation)	1,437,779
20,873	Cie d’Entreprises CFE (Capital Goods)(a)	1,922,023
90,198	D’ieteren SA NV (Retailing)	3,952,284

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
6,136	Gimv NV (Diversified Financials)	$ 333,370
13,371	Intervest Offices & Warehouses NV (REIT)	380,505
11,873	Ion Beam Applications (Health Care Equipment & Services)	559,700
99,549	Melexis NV (Semiconductors & Semiconductor Equipment)	6,536,297
10,007	Orange Belgium SA (Telecommunication Services)*	242,593
106,217	Tessenderlo Chemie NV (Materials)*	3,613,290
40,868	Warehouses De Pauw SCA (REIT)	4,214,023

		42,037,534

Bermuda – 0.1%
109,777	Hiscox Ltd. (Insurance)	1,538,441

Denmark – 2.3%
368,246	Bakkafrost P/F (Food, Beverage & Tobacco)	14,347,073
63,668	Dfds A/S (Transportation)	2,910,042
108,898	NKT Holding A/S (Capital Goods)	5,622,092
17,585	PER Aarsleff A/S (Capital Goods)	412,477
213,439	Royal Unibrew A/S (Food, Beverage & Tobacco)	9,817,303
24,541	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,424,101
97,037	Spar Nord Bank A/S (Banks)	802,480

		35,335,568

Finland – 0.7%
114,308	Cramo OYJ (Capital Goods)	2,700,119
188,106	Ramirent OYJ (Capital Goods)	1,594,512
697,943	Sponda OYJ (Real Estate)	3,201,210
110,959	Tieto OYJ (Software & Services)	3,194,924

		10,690,765

France – 3.0%
31,181	Alten SA (Software & Services)	2,162,792
39,576	Assystem (Commercial & Professional Services)(a)	1,088,008
20,806	Cegid Group SA (Software & Services)	1,424,743
116,078	Derichebourg SA (Commercial & Professional Services)	378,020
134,640	Elior Group (Commercial & Professional Services)(b)	2,939,009
14,414	Euler Hermes Group (Insurance)	1,192,105
11,796	Guerbet (Health Care Equipment & Services)	794,836
185,346	Havas SA (Media)	1,560,697
120,410	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*	1,438,874

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
3,280	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 214,007
129,695	IPSOS (Media)	4,271,478
268,454	Nexans SA (Capital Goods)*	13,547,950
120,671	Nexity SA (Real Estate)*	6,419,051
4,757	Tarkett SA (Capital Goods)	153,314
178,729	Ubisoft Entertainment SA (Software & Services)*	7,335,740

		44,920,624

Germany – 8.6%
33,119	Aareal Bank AG (Banks)	1,088,167
89,534	AURELIUS Equity Opportunities SE & Co. KGaA (Diversified Financials)	5,457,589
181,335	Aurubis AG (Materials)	9,422,503
28,121	Bechtle AG (Software & Services)	3,254,787
8,410	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	665,047
198,559	Deutsche EuroShop AG (Real Estate)	9,417,712
85,242	DIC Asset AG (Real Estate)	830,551
1,067,912	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	4,886,346
190,324	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	16,340,011
23,168	Homag Group AG (Capital Goods)	964,843
55,397	Indus Holding AG (Capital Goods)	2,746,745
189,627	Jenoptik AG (Technology Hardware & Equipment)	3,251,781
897,401	Kloeckner & Co. SE (Capital Goods)*	12,031,775
54,757	Koenig & Bauer AG (Capital Goods)*	3,031,696
89,539	Nemetschek SE (Software & Services)	5,636,710
91,957	Pfeiffer Vacuum Technology AG (Capital Goods)	9,512,158
18,626	Rhoen Klinikum AG (Health Care Equipment & Services)	548,911
392,069	Software AG (Software & Services)	15,819,560
163,451	STADA Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	8,822,892
8,080	STRATEC Biomedical AG (Health Care Equipment & Services)	463,419
145,642	Stroeer SE & Co KGaA (Media)(a)	6,923,889
552,655	TAG Immobilien AG (Real Estate)(a)	7,868,007
50,780	Takkt AG (Retailing)	1,219,180

		130,204,279

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 2.0%
1,862,000	Champion REIT (REIT)	$ 1,076,178
948,400	Dah Sing Financial Holdings Ltd. (Banks)	6,363,850
1,165,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	269,983
1,418,000	Emperor International Holdings Ltd. (Real Estate)	323,892
1,552,000	Giordano International Ltd. (Retailing)	815,131
108,000	Great Eagle Holdings Ltd. (Real Estate)	488,416
18,084,000	G-Resources Group Ltd. (Materials)	317,796
6,460,000	Haitong International Securities Group Ltd. (Diversified Financials)	3,911,723
3,127,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	1,145,743
5,570,000	Shun Tak Holdings Ltd. (Capital Goods)	1,807,986
2,009,208	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	3,582,305
607,000	Sunlight Real Estate Investment Trust (REIT)	371,253
3,214,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	2,530,349
7,266,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	3,963,965
3,340,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	2,556,236

		29,524,806

Ireland – 0.0%
320,500	Hibernia REIT PLC (REIT)	487,314

Israel – 0.6%
234,075	Amot Investments Ltd. (Real Estate)	981,929
237,964	El Al Israel Airlines (Transportation)	179,305
7,440	IDI Insurance Co. Ltd. (Insurance)	360,886
8,871	Melisron Ltd. (Real Estate)	379,105
626,789	Plus500 Ltd. (Diversified Financials)	6,138,477
285,468	Shufersal Ltd. (Food & Staples Retailing)	1,000,920

		9,040,622

Italy – 5.3%
143,928	ACEA SpA (Utilities)	2,003,348
200,936	Ascopiave SpA (Utilities)	633,503
143,747	ASTM SpA (Transportation)	1,605,436
102,146	Banca IFIS SpA (Diversified Financials)	2,335,003
7,561,670	Banca Popolare di Milano Scarl (Banks)	3,675,201
3,704,861	Beni Stabili SpA SIIQ (REIT)*	2,426,180
169,845	Biesse SpA (Capital Goods)	2,381,702

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
230,714	De’ Longhi SpA (Consumer Durables & Apparel)	$ 5,767,920
151,263	DiaSorin SpA (Health Care Equipment & Services)	9,524,742
2,244,371	Hera SpA (Utilities)	6,364,252
3,178,855	Immobiliare Grande Distribuzione SIIQ SpA (REIT)	2,775,337
3,553,968	Iren SpA (Utilities)	5,841,122
243,625	La Doria SpA (Food, Beverage & Tobacco)	3,238,412
287,415	Maire Tecnimont SpA (Capital Goods)	733,234
4,062,039	Mediaset SpA (Media)	12,309,673
474,383	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	15,396,388
10,158	Reply SpA (Software & Services)	1,453,650
263,053	Societa Iniziative Autostradali e Servizi SpA (Transportation)	2,394,079

		80,859,182

Japan – 32.6%
162,700	Adastria Co. Ltd. (Retailing)	5,068,268
64,900	ADEKA Corp. (Materials)	859,185
470	Advance Residence Investment Corp. (REIT)	1,308,812
120,000	Aichi Steel Corp. (Materials)	598,878
10,200	Arcs Co. Ltd. (Food & Staples Retailing)	263,638
369,500	Asatsu-DK, Inc. (Media)	8,627,046
370,600	Ashikaga Holdings Co. Ltd. (Banks)	1,235,821
25,600	BML, Inc. (Health Care Equipment & Services)	1,226,487
9,600	C. Uyemura & Co. Ltd. (Materials)	421,299
84,400	Canon Electronics, Inc. (Technology Hardware & Equipment)	1,279,833
379,200	Canon Marketing Japan, Inc. (Retailing)	6,516,475
316,100	Capcom Co. Ltd. (Software & Services)	6,446,862
88,500	Cawachi Ltd. (Food & Staples Retailing)	2,067,896
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	841,261
172,000	Chugoku Marine Paints Ltd. (Materials)	1,161,032
43,600	cocokara fine, Inc. (Food & Staples Retailing)	1,543,852
10,700	CROOZ, Inc. (Software & Services)	200,282
397	Daiwa House Residential Investment Corp. (REIT)(a)	1,115,970
31,000	Daiwa Industries Ltd. (Capital Goods)	282,206
792,700	DCM Holdings Co. Ltd. (Retailing)	6,776,392
473,800	DeNA Co. Ltd. (Software & Services)	12,114,263

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
936,000	Denka Co. Ltd. (Materials)	$ 4,059,029
433,600	DIC Corp. (Materials)	10,231,120
60,400	Doshisha Co. Ltd. (Retailing)	1,263,493
243,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	4,671,504
159,300	DTS Corp. (Software & Services)	3,143,011
216,490	Duskin Co. Ltd. (Commercial & Professional Services)	3,935,712
186,400	EDION Corp. (Retailing)(a)	1,555,735
36,300	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	494,738
181,200	Fancl Corp. (Household & Personal Products)	3,033,955
51,300	Fields Corp. (Consumer Durables & Apparel)	662,338
26,800	Financial Products Group Co. Ltd. (Diversified Financials)	267,793
36,500	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	700,488
65,400	Fuji Soft, Inc. (Software & Services)	1,621,308
669,000	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	1,979,430
68,510	Fujicco Co. Ltd. (Food, Beverage & Tobacco)	1,972,529
1,035,000	Fujikura Ltd. (Capital Goods)	5,830,224
8,700	Futaba Corp. (Capital Goods)	161,114
46,100	Fuyo General Lease Co. Ltd. (Diversified Financials)	2,092,070
117,900	Geo Holdings Corp. (Retailing)	1,702,959
52,100	Glory Ltd. (Capital Goods)	1,445,807
1,626,700	Gree, Inc. (Software & Services)	8,216,182
342	Hankyu REIT, Inc. (REIT)	474,827
365,200	Heiwa Corp. (Consumer Durables & Apparel)	7,503,000
142,800	Heiwa Real Estate Co. Ltd. (Real Estate)	1,875,798
4,043	Heiwa Real Estate REIT, Inc. (REIT)	3,413,182
110,300	Hitachi Transport System Ltd. (Transportation)	2,150,165
379,000	Hokuhoku Financial Group, Inc. (Banks)	486,399
101,800	IBJ Leasing Co. Ltd. (Diversified Financials)	1,848,461
5,474	Ichigo Office REIT Investment (REIT)	4,278,896
102,800	Ines Corp. (Software & Services)	1,092,766
170,000	Jafco Co. Ltd. (Diversified Financials)	4,452,842
55,200	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	761,133
1,644	Japan Excellent, Inc. (REIT)	2,328,554
1,312	Japan Hotel REIT Investment Corp. (REIT)	1,100,508

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
206,400	Japan Securities Finance Co. Ltd. (Diversified Financials)	$ 834,735
245,000	J-Oil Mills, Inc. (Food, Beverage & Tobacco)	827,940
247,000	Kandenko Co. Ltd. (Capital Goods)	2,420,914
17,900	Keihin Corp. (Automobiles & Components)	280,326
1,132	Kenedix Office Investment Corp. (REIT)	7,082,211
115	Kenedix Residential Investment Corp. (REIT)	313,580
1,126	Kenedix Retail REIT Corp. (REIT)	3,077,619
214,100	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,876,323
633,500	Kitz Corp. (Capital Goods)	3,392,513
153,460	Koei Tecmo Holdings Co. Ltd. (Software & Services)	2,674,908
220,800	Kohnan Shoji Co. Ltd. (Retailing)	4,523,608
501,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	7,374,036
170,800	Komeri Co. Ltd. (Retailing)	3,844,258
268,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	502,515
1,030	LaSalle Logiport REIT (REIT)*	1,077,091
32,500	Lintec Corp. (Materials)	688,020
65,550	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	635,142
327,000	Maeda Road Construction Co. Ltd. (Capital Goods)	6,190,925
2,069,000	Makino Milling Machine Co. Ltd. (Capital Goods)	11,618,739
43,100	Mandom Corp. (Household & Personal Products)	1,900,657
78,500	Maruwa Co. Ltd. (Technology Hardware & Equipment)	2,959,214
1,185,200	Marvelous, Inc. (Software & Services)(a)	9,099,498
273,700	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	12,069,202
176,500	Meiko Network Japan Co. Ltd. (Consumer Services)	1,886,007
32,800	Melco Holdings, Inc. (Technology Hardware & Equipment)	934,057
50,900	Micronics Japan Co. Ltd. (Semiconductors & Semiconductor Equipment)	449,597
64,900	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	668,458
332,200	Mirait Holdings Corp. (Capital Goods)	3,537,802

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,904,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	$ 8,586,451
155,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	772,487
31,300	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,386,642
7,697	Mori Trust Sogo REIT, Inc. (REIT)	14,290,845
45,000	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	296,800
114,800	NEC Networks & System Integration Corp. (Software & Services)	2,108,850
826,400	NET One Systems Co. Ltd. (Software & Services)	5,595,579
87,000	Nihon M&A Center, Inc. (Diversified Financials)	5,333,334
2,100	Nihon Trim Co. Ltd. (Capital Goods)	141,867
17,000	Nippo Corp. (Capital Goods)	312,507
415,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	3,027,762
130,100	Nippon Light Metal Holdings Co. Ltd. (Materials)	295,342
260,000	Nippon Thompson Co. Ltd. (Capital Goods)	851,426
1,091,000	Nipro Corp. (Health Care Equipment & Services)	13,539,947
15,400	Nissha Printing Co. Ltd. (Commercial & Professional Services)	304,846
246,400	Nisshin Steel Co. Ltd. (Materials)	3,055,207
107,000	Nittetsu Mining Co. Ltd. (Materials)	369,268
174,900	Noritz Corp. (Capital Goods)	3,421,453
531,100	North Pacific Bank Ltd. (Banks)	1,733,745
216,800	NSD Co. Ltd. (Software & Services)	3,589,231
670,000	NTN Corp. (Capital Goods)	2,154,119
349,900	Okamura Corp. (Commercial & Professional Services)	3,613,485
1,458,000	OKUMA Corp. (Capital Goods)	11,091,274
232,900	Paltac Corp. (Retailing)	4,591,528
87,400	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	3,318,915
339,100	Penta-Ocean Construction Co. Ltd. (Capital Goods)	2,061,855
122,400	Plenus Co. Ltd. (Consumer Services)	2,181,057
1,428	Premier Investment Corp. (REIT)	1,953,326
15,600	Raito Kogyo Co. Ltd. (Capital Goods)	182,950
34,000	Rengo Co. Ltd. (Materials)	223,202
51,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	734,737
104,000	Ryobi Ltd. (Capital Goods)	492,972

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
183,500	Saizeriya Co. Ltd. (Consumer Services)	$ 4,094,118
14,000	Sakai Chemical Industry Co. Ltd. (Materials)	38,155
592,000	Sanyo Shokai Ltd. (Consumer Durables & Apparel)	1,095,999
869,400	Seino Holdings Co. Ltd. (Transportation)	8,853,867
3,969	Sekisui House SI Residential Investment Corp. (REIT)	4,908,893
43,200	Septeni Holdings Co. Ltd. (Media)	1,369,658
330,400	Shimachu Co. Ltd. (Retailing)	7,419,355
393,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,474,823
486,000	Shinmaywa Industries Ltd. (Capital Goods)	3,221,669
52,650	Showa Sangyo Co. Ltd. (Food, Beverage & Tobacco)	252,339
32,800	Sintokogio Ltd. (Capital Goods)	258,309
922,400	SKY Perfect JSAT Holdings, Inc. (Media)	4,065,282
264,800	Square Enix Holdings Co. Ltd. (Software & Services)	8,254,646
74,150	St. Marc Holdings Co. Ltd. (Consumer Services)	2,230,997
23,100	Sumitomo Riko Co. Ltd. (Automobiles & Components)	206,513
677,200	Tadano Ltd. (Capital Goods)	6,533,926
69,000	Taihei Dengyo Kaisha Ltd. (Capital Goods)	705,979
117,700	Tamron Co. Ltd. (Consumer Durables & Apparel)	1,708,862
145,035	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	470,317
344,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	2,139,084
2,878,000	The Nishi-Nippon City Bank Ltd. (Banks)	5,571,081
725,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	3,429,203
77,625	The Okinawa Electric Power Co., Inc. (Utilities)	1,563,125
319,500	TIS, Inc. (Software & Services)	8,249,162
416,100	Toagosei Co. Ltd. (Materials)	4,168,153
9,400	Tocalo Co. Ltd. (Capital Goods)	185,806
160,000	Toho Zinc Co. Ltd. (Materials)	539,118
838,800	Tokyotokeiba Co. Ltd. (Consumer Services)	1,897,932
5,073	Tokyu REIT, Inc. (REIT)	7,247,984
375	Top REIT, Inc. (REIT)	1,599,774
326,200	Toppan Forms Co. Ltd. (Commercial & Professional Services)	3,599,626
172,900	Tosei Corp. (Real Estate)	1,364,128
239,000	Toshiba Machine Co. Ltd. (Capital Goods)	803,481
2,348,000	Tosoh Corp. (Materials)	11,913,335

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
590,000	Tsubakimoto Chain Co. (Capital Goods)	$ 4,008,537
153,600	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	4,334,792
60,300	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	1,269,689
76,200	Xebio Holdings Co. Ltd. (Retailing)	1,097,703
427,600	Yamato Kogyo Co. Ltd. (Materials)	12,073,620
134,200	Yodogawa Steel Works Ltd. (Materials)	3,490,623
90,100	Yorozu Corp. (Automobiles & Components)	1,403,480
74,900	Zenkoku Hosho Co. Ltd. (Diversified Financials)	2,962,384
111,100	Zojirushi Corp. (Consumer Durables & Apparel)(a)	1,821,468

		493,012,727

Luxembourg – 2.2%
389,262	Aperam SA (Materials)	16,297,935
23,218	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	8,709,887
2,238,338	Regus PLC (Commercial & Professional Services)	9,044,815

		34,052,637

Netherlands – 1.8%
73,594	ASM International NV (Semiconductors & Semiconductor Equipment)	2,868,406
470,909	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	13,983,767
204,091	Corbion NV (Materials)	4,910,726
5,164	Euronext NV (Diversified Financials)(b)	220,687
208,848	NSI NV (REIT)	922,875
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
23,923	TKH Group NV CVA (Capital Goods)	872,881
72,479	Vastned Retail NV (REIT)	3,041,804

		26,821,146

New Zealand – 0.0%
44,340	Fisher & Paykel Healthcare Corp. Ltd. Class C (Health Care Equipment & Services)	336,190

Norway – 1.3%
308,206	Austevoll Seafood ASA (Food, Beverage & Tobacco)	2,717,723
224,650	Borregaard ASA (Materials)	1,812,785
102,868	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	4,945,392
305,188	Salmar ASA (Food, Beverage & Tobacco)	9,517,255

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
187,320	SpareBank 1 SMN (Banks)	$ 1,047,664

		20,040,819

Portugal – 0.3%
815,928	Altri SGPS SA (Materials)	3,160,090
701,126	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	2,132,375

		5,292,465

Singapore – 0.9%
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	270,861
479,300	Mapletree Greater China Commercial Trust (REIT)	384,877
1,155,000	United Engineers Ltd. (Capital Goods)	1,981,475
1,035,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	6,877,691
681,800	Wing Tai Holdings Ltd. (Real Estate)	885,936
3,014,210	Yanlord Land Group Ltd. (Real Estate)	2,657,772

		13,058,612

Jersey – 0.3%
2,632,805	Petra Diamonds Ltd. (Materials)	4,167,761

Spain – 1.8%
12,656	CIE Automotive SA (Automobiles & Components)	245,796
461,648	Ebro Foods SA (Food, Beverage & Tobacco)	10,529,221
301,824	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,191,605
149,293	Gamesa Corp. Tecnologica SA (Capital Goods)	3,167,769
252,307	Lar Espana Real Estate Socimi SA (REIT)(a)	1,825,053
30,191	Let’s GOWEX SA (Telecommunication Services)*(a)	—
98,924	Mediaset Espana Comunicacion SA (Media)	1,136,949
8,645	Miquel y Costas & Miquel SA (Materials)	381,511
88,715	Papeles y Cartones de Europa SA (Materials)	516,220
165,839	Viscofan SA (Food, Beverage & Tobacco)	8,872,301

		27,866,425

Sweden – 3.7%
283,376	Betsson AB (Consumer Services)*	2,658,109
388,578	Byggmax Group AB (Retailing)	2,815,422
84,601	Dios Fastigheter AB (Real Estate)	667,422
286,889	Fabege AB (Real Estate)	5,122,017

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
200,573	Fastighets AB Balder Class B (Real Estate)*	$ 5,482,233
483,849	Granges AB (Materials)	4,919,278
626,815	Hemfosa Fastigheter AB (Real Estate)	6,719,850
100,436	Intrum Justitia AB (Commercial & Professional Services)	3,224,521
289,603	Inwido AB (Capital Goods)	3,637,495
381,372	Klovern AB Class B (Real Estate)	487,987
408,114	Kungsleden AB (Real Estate)	3,040,678
176,125	Loomis AB Class B (Commercial & Professional Services)	5,080,939
171,640	NCC AB Class B (Capital Goods)	4,139,344
139,092	NetEnt AB (Software & Services)*	1,177,135
20,232	Saab AB Class B (Capital Goods)	694,720
4,921	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	280,681
262,558	Wihlborgs Fastigheter AB (Real Estate)	5,821,443

		55,969,274

Switzerland – 5.3%
56,383	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	962,952
11,795	Bobst Group SA (Registered) (Capital Goods)	655,954
65,785	Cembra Money Bank AG (Diversified Financials)*	4,722,811
14,631	Daetwyler Holding AG (Capital Goods)	1,961,806
15,966	dorma+kaba Holding AG (Registered) Class B (Commercial & Professional Services)	11,656,337
4,395	Emmi AG (Registered) (Food, Beverage & Tobacco)*	2,832,041
6,824	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	8,728,154
22,367	Georg Fischer AG (Registered) (Capital Goods)	18,231,377
20,836	Kardex AG (Registered) (Capital Goods)*	2,092,281
8,654	Komax Holding AG (Registered) (Capital Goods)	1,929,103
23,742	Mobimo Holding AG (Registered) (Real Estate)*	5,716,259
183,124	Oriflame Holding AG (Household & Personal Products)*(a)	4,717,081
16,255	Rieter Holding AG (Registered) (Capital Goods)*	3,425,111
2,297	Schweiter Technologies AG (Capital Goods)	2,322,150

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
38,887	Tecan AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 6,249,562
24,200	Valiant Holding AG (Registered) (Banks)	2,307,662
39,345	Zehnder Group AG (Capital Goods)*	1,522,861

		80,033,502

United Kingdom – 15.4%
233,447	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,362,657
51,592	Acacia Mining PLC (Materials)	381,644
1,744,652	Amec Foster Wheeler PLC (Energy)	10,325,785
306,770	Ashmore Group PLC (Diversified Financials)(a)	1,351,668
2,082,424	Beazley PLC (Insurance)	10,908,072
209,568	Bellway PLC (Consumer Durables & Apparel)	5,809,763
513,716	Berendsen PLC (Commercial & Professional Services)	8,675,864
50,509	Big Yellow Group PLC (REIT)	473,523
191,048	Bodycote PLC (Capital Goods)	1,478,085
5,356,551	Booker Group PLC (Food & Staples Retailing)	12,331,905
292,249	Carillion PLC (Capital Goods)	1,032,918
364,380	CYBG PLC (Banks)*(a)	1,256,658
287,409	Dart Group PLC (Transportation)	1,844,801
2,040,585	Domino’s Pizza Group PLC (Consumer Services)	10,716,629
723,609	DS Smith PLC (Materials)	3,752,844
53,688	Electrocomponents PLC (Technology Hardware & Equipment)	208,213
136,055	esure Group PLC (Insurance)	469,061
288,496	Galliford Try PLC (Capital Goods)	3,744,638
28,428	Go-Ahead Group PLC (Transportation)	686,499
124,496	Grainger PLC (Real Estate)	357,883
186,787	Greene King PLC (Consumer Services)	2,007,011
383,582	Halma PLC (Technology Hardware & Equipment)(a)	5,320,623
2,238,991	Henderson Group PLC (Diversified Financials)	6,841,283
44,501	HomeServe PLC (Commercial & Professional Services)	329,811
798,367	Howden Joinery Group PLC (Capital Goods)	4,565,154
876,809	IG Group Holdings PLC (Diversified Financials)	10,270,604
45,459	Inchcape PLC (Retailing)	405,327
472,186	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,852,354
1,235,990	Informa PLC (Media)	11,677,564
1,450,806	Intermediate Capital Group PLC (Diversified Financials)	10,991,167
215,706	JD Sports Fashion PLC (Retailing)	3,587,082

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
42,067	JD Wetherspoon PLC (Consumer Services)	$ 474,339
1,483,631	John Wood Group PLC (Energy)	12,979,894
103,967	Lancashire Holdings Ltd. (Insurance)	827,478
360,903	LondonMetric Property PLC (REIT)	772,389
4,077,669	Man Group PLC (Diversified Financials)	6,255,485
561,374	Micro Focus International PLC (Software & Services)	14,388,465
761,771	Mitie Group PLC (Commercial & Professional Services)(a)	2,511,213
1,153,011	Moneysupermarket.com Group PLC (Software & Services)	4,554,779
99,913	Morgan Advanced Materials PLC (Capital Goods)	362,310
89,918	National Express Group PLC (Transportation)	401,654
232,583	OneSavings Bank PLC (Banks)	630,091
545,645	Ophir Energy PLC (Energy)*	490,319
256,897	Pennon Group PLC (Utilities)	3,066,149
494,384	Premier Oil PLC (Energy)*	418,743
915,418	Primary Health Properties PLC (REIT)	1,347,805
2,849,848	QinetiQ Group PLC (Capital Goods)	8,462,454
1,133,677	Rentokil Initial PLC (Commercial & Professional Services)	3,223,240
37,353	RPC Group PLC (Materials)	426,230
682,727	Safestore Holdings PLC (REIT)	3,346,803
93,925	Stobart Group Ltd. (Energy)	212,562
772,376	Subsea 7 SA (Energy)*(a)	8,347,793
33,556	SVG Capital PLC (Diversified Financials)*	244,891
712,474	Synthomer PLC (Materials)	3,447,431
931,698	The Paragon Group of Cos. PLC (Banks)	3,362,723
491,870	The UNITE Group PLC (Real Estate)	4,122,080
1,462,734	Tritax Big Box REIT PLC (REIT)	2,638,342
528,132	Tullett Prebon PLC (Diversified Financials)	2,321,933
132,529	WH Smith PLC (Retailing)	2,682,855
268,776	WS Atkins PLC (Commercial & Professional Services)	4,975,047
13,710	Zeal Network SE (Consumer Services)	541,903

		233,854,490

TOTAL COMMON STOCKS (Cost $1,358,162,982)		$1,470,457,007

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Rate	Value
Preferred Stock –0.1%
Germany – 0.1%
21,502	Jungheinrich AG (Capital Goods)	0.397%	$ 655,853
(Cost $646,966)

Shares	Distribution Rate	Value
Investment Company(c)(d) –0.5%
Goldman Sachs Financial Square Government Fund — FST Institutional Shares
8,286,866	0.299%	$ 8,286,866
(Cost $8,286,866)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,367,096,814)		$1,479,399,726

Securities Lending Reinvestment Vehicle(c)(d) – 3.0%
Goldman Sachs Financial Square Money Market Fund — FST Institutional Shares
45,195,214	0.336%	$ 45,195,214
(Cost $45,195,214)

TOTAL INVESTMENTS – 100.7% (Cost $1,412,292,028)		$1,524,594,940

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(10,749,295)

NET ASSETS – 100.0%		$1,513,845,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,159,696, which represents approximately 0.2% of net assets as of July 31, 2016.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	186	September 2016	$6,203,089	$431,879
FTSE 100 Index	36	September 2016	3,180,965	167,934
Hang Seng Index	3	August 2016	420,976	(7,634)
MSCI Singapore Index	15	August 2016	349,575	(8,891)
SPI 200 Index	14	September 2016	1,467,957	88,789
TSE TOPIX Index	31	September 2016	4,036,213	280,771

TOTAL				$952,848

TAX INFORMATION — At July 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,421,277,852

Gross unrealized gain	163,475,265
Gross unrealized loss	(60,158,177)

Net unrealized security gain	$103,317,088

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds (“ETFs”) are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an ETF’s accounting policies and investment holdings, please see the ETF’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$9,548,049	$29,357,575	$—
Asia	84,614,906	548,888,485	—
Europe	4,352,855	2,829,615	—
North America	43,483,242	—	—
South America	81,944,865	3,755,119	—
Securities Lending Reinvestment Vehicle	5,924,800	—	—
Total	$229,868,717	$584,830,794	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,005,401	$167,220,360	$—
Australia and Oceania	—	28,431,732	—
Europe	28,625,989	405,843,250	—
North America	—	557,981	—
Securities Lending Reinvestment Vehicle	2,356,055	—	—
Total	$31,987,445	$602,053,323	$—

Derivative Type
Assets(b)
Futures Contracts	$393,639	$—	$—
Liabilities(b)
Futures Contracts	$(8,641)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$544,636,767	$—
Australia and Oceania	—	87,452,300	—
Europe	—	837,485,352	—
North America	—	1,538,441	—
Investment Company	8,286,866	—	—
Securities Lending Reinvestment Vehicle	45,195,214	—	—
Total	$53,482,080	$1,471,112,860	$—

Derivative Type
Assets(b)
Futures Contracts	$969,373	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(16,525)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 12.6%
Denmark – 0.3%
1,174	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 66,761

France – 0.3%
1,270	Safran SA (Aerospace & Defense)	86,330

Germany – 1.1%
1,112	Bayer AG (Pharmaceuticals)	119,538
1,290	Beiersdorf AG (Personal Products)	121,195
659	GEA Group AG (Machinery)	35,187

		275,920

Japan – 1.6%
1,900	Hoya Corp. (Health Care Equipment & Supplies)	67,413
1,500	Japan Tobacco, Inc. (Tobacco)	58,500
8,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	148,781
1,300	Nidec Corp. (Electrical Equipment)	117,963

		392,657

Netherlands* – 0.3%
1,752	Mylan NV (Pharmaceuticals)	81,976

Sweden – 0.4%
3,138	Svenska Cellulosa AB SCA Class B (Household Products)	93,288

Switzerland – 0.8%
821	Novartis AG (Pharmaceuticals)	68,096
201	Syngenta AG (Chemicals)	79,050
4,584	UBS Group AG (Capital Markets)	63,017

		210,163

United Kingdom – 1.0%
3,972	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	102,558
2,400	Wolseley PLC (Trading Companies & Distributors)	133,820

		236,378

United States – 6.8%
2,541	Abbott Laboratories (Health Care Equipment & Supplies)	113,710
501	Affiliated Managers Group, Inc.* (Capital Markets)	73,537
177	Alphabet, Inc. Class A* (Internet Software & Services)	140,067
1,356	American Tower Corp. (Real Estate Investment Trusts)	156,984
166	Biogen, Inc.* (Biotechnology)	48,128

Shares	Description		Value
Common Stocks – (continued)
United States – (continued)
764	Celgene Corp.* (Biotechnology)		$ 85,713
2,892	EMC Corp. (Computers & Peripherals)		81,786
524	Facebook, Inc. Class A* (Internet Software & Services)		64,945
529	FedEx Corp. (Air Freight & Logistics)		85,645
829	Honeywell International, Inc. (Aerospace & Defense)		96,438
527	Intercontinental Exchange, Inc. (Diversified Financial Services)		139,233
806	Intuit, Inc. (Software)		89,458
735	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		40,793
1,760	Northern Trust Corp. (Capital Markets)		118,958
986	PVH Corp. (Textiles, Apparel & Luxury Goods)		99,645
882	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)		55,196
1,939	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		173,385

			1,663,621

TOTAL COMMON STOCKS (Cost $3,020,680)			$ 3,107,094

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 1.8%
Options on Equities — 0.1%
Barclays Bank PLC Put – iShares iBoxx $ High Yield Corporate Bond ETF
18,060	$75.680	09/30/16	$ 1,314
Citibank NA Put – EQO USO
20,182	10.393	08/29/16	16,499
Morgan Stanley Capital Services, Inc. Put – EQO USO
21,850	10.393	08/29/16	682
Morgan Stanley Capital Services, Inc. Put – EQO USO
3,468	26.160	09/16/16	335

		18,830

Options on Futures — 1.7%
Barclays Bank PLC Call - Eurodollar Futures
10	99.000	09/19/16	5,313
Barclays Bank PLC Call - Eurodollar Futures
58	98.625	09/19/16	84,825
Barclays Bank PLC Call - Eurodollar Futures
10	99.000	12/19/16	4,813
Credit Suisse International (London) Call - Eurodollar Futures
10	98.875	09/19/16	8,375
Credit Suisse International (London) Call - Eurodollar Futures
4	98.750	12/19/16	4,225
Credit Suisse International (London) Call - Eurodollar Futures
27	98.500	12/19/16	45,056
Credit Suisse International (London) Call - Eurodollar Futures
80	99.375	12/19/16	3,000

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – (continued)
Options on Futures – (continued)
Credit Suisse International (London) Call - Eurodollar Futures
6	$ 98.750	03/13/17	$ 6,075
Credit Suisse International (London) Call - Eurodollar Futures
1	98.625	03/13/17	1,306
Credit Suisse International (London) Call - Eurodollar Futures
23	98.375	03/13/17	43,987
Credit Suisse International (London) Call - Eurodollar Futures
14	98.375	03/19/18	24,850
Credit Suisse International (London) Call - Eurodollar Futures
19	98.375	06/18/18	33,963
Credit Suisse International (London) Call - Eurodollar Futures
21	98.250	09/17/18	43,050
Credit Suisse International (London) Call - Eurodollar Futures
23	98.125	12/17/18	52,325
Credit Suisse International (London) Call - Eurodollar Futures
27	98.000	03/18/19	68,175
UBS AG (London) Put - USD dollar Futures
9	1,933.530	09/12/16	2,313

			431,651

TOTAL OPTION CONTRACTS PURCHASED (Cost $483,746)			$ 450,481

Shares	Distribution Rate	Value
Investment Companies(a) – 76.6%
United States – 76.6%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares(b)
10,356,416	0.380%	$10,356,416
Goldman Sachs Fixed Income Macro Strategies Fund – Institutional Shares
275,425	0.000	2,401,706
Goldman Sachs High Yield Fund - Institutional Shares
176,045	0.060	1,116,125
Goldman Sachs Inflation Protected Securities Fund – Institutional Shares
137,123	0.006	1,476,817
Goldman Sachs International Real Estate Securities Fund – Institutional Shares
142,034	0.015	893,393
Goldman Sachs Long Short Credit Strategies Fund – Institutional Shares
50,752	0.000	489,248
Goldman Sachs Long Short Fund - Institutional Shares
145,107	0.000	1,229,053
Goldman Sachs Real Estate Securities Fund – Institutional Shares
39,422	0.017	890,154

TOTAL INVESTMENT COMPANIES (Cost $18,930,372)		$18,852,912

Shares	Description	Value
Exchange Traded Fund – 2.5%
United States – 2.5%
5,278	iShares JPMorgan USD Emerging Markets Bond ETF
(Cost $613,089)		$ 613,251

TOTAL INVESTMENTS – 93.5% (Cost $23,047,887)		$23,023,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.5%		1,600,575

NET ASSETS – 100.0%		$24,624,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Bank of America Securities LLC	USD	3,379	TRY	10,000	$3,306	09/21/16	$73
Barclays Bank PLC	CHF	180,000	USD	183,932	186,266	09/21/16	2,334
	NZD	10,000	USD	7,196	7,205	09/21/16	9
	TRY	70,000	USD	23,251	23,302	08/23/16	51
Citibank NA	NZD	10,000	USD	7,085	7,205	09/21/16	120
	TWD	300,000	USD	9,349	9,454	09/21/16	105
	USD	61,041	CLP	40,000,000	60,794	09/21/16	247
	USD	355,786	CNY	2,360,000	355,069	09/21/16	717
Deutsche Bank AG (London)	AUD	40,000	USD	29,948	30,373	08/23/16	425
	JPY	1,000,000	USD	9,642	9,820	09/21/16	178
	RUB	12,000,000	USD	174,052	179,405	09/21/16	5,354
	TRY	300,000	USD	96,688	99,867	08/23/16	3,179
	USD	178,888	GBP	135,000	178,827	09/21/16	61
	USD	3,799	RUB	250,000	3,738	09/21/16	62
	USD	55,094	SEK	470,000	54,987	08/23/16	107
	ZAR	3,770,000	USD	262,205	270,298	08/23/16	8,093
HSBC Bank PLC	AUD	10,000	USD	7,454	7,593	08/23/16	139
	NZD	120,000	USD	83,521	86,568	08/23/16	3,046
	USD	15,337	CAD	20,000	15,321	08/23/16	17
JPMorgan Chase Bank (London)	BRL	400,000	USD	121,692	123,284	08/02/16	1,592
	IDR	90,000,000	USD	6,801	6,822	09/21/16	21
	INR	500,000	USD	7,370	7,435	09/21/16	65
	USD	179,517	EUR	160,000	179,273	09/21/16	244
	USD	179,033	MYR	720,000	178,381	09/21/16	652
	USD	7,896	PLN	30,000	7,689	09/21/16	207
	ZAR	1,750,000	USD	120,185	124,769	09/21/16	4,584
Morgan Stanley & Co. International PLC	AUD	20,000	USD	15,144	15,187	08/23/16	42
	AUD	250,000	USD	186,265	189,663	09/21/16	3,398
	BRL	600,000	USD	180,343	184,926	08/02/16	4,583
	BRL	1,200,000	USD	364,760	366,931	08/24/16	2,170
	BRL	1,020,000	USD	306,916	311,018	09/02/16	4,103
	CNY	2,460,000	USD	367,735	370,114	09/21/16	2,379
	IDR	266,540,000	USD	20,269	20,286	08/24/16	17
	IDR	180,000,000	USD	13,531	13,644	09/21/16	114
	INR	37,500,000	USD	548,797	557,653	09/21/16	8,858
	KRW	17,340,000	USD	15,216	15,586	08/24/16	370
	NZD	20,000	USD	14,354	14,428	08/23/16	74
	RUB	750,000	USD	11,186	11,213	09/21/16	27
	USD	6,034	CNY	40,000	6,019	09/21/16	15
	USD	47,616	CZK	1,150,000	47,606	08/23/16	10
Royal Bank of Scotland PLC	CNY	130,000	USD	19,452	19,596	08/24/16	143
	TWD	430,000	USD	13,459	13,538	08/24/16	79
Societe Generale SA	CLP	10,550,000	USD	16,030	16,075	08/24/16	45
	INR	4,620,000	USD	68,580	69,005	08/24/16	425
	KRW	7,160,000	USD	6,299	6,436	08/24/16	137
	SGD	20,000	USD	14,737	14,915	08/23/16	177
	USD	22,999	CAD	30,000	22,981	08/23/16	18
Standard Chartered Bank	PLN	720,000	USD	182,507	184,530	09/21/16	2,023
	TRY	540,000	USD	178,080	178,546	09/21/16	467
	USD	360,870	GBP	250,000	331,161	09/21/16	29,709
	ZAR	2,870,000	USD	179,056	204,621	09/21/16	25,565

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Conslidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust	AUD	90,000	USD	67,355	68,340	08/23/16	984
	INR	9,460,000	USD	140,169	141,294	08/24/16	1,126
	RUB	5,780,000	USD	85,731	$87,034	08/24/16	$1,303
	TWD	360,000	USD	11,269	11,334	08/24/16	65
UBS AG (London)	IDR	4,950,000,000	USD	356,115	375,230	09/21/16	19,115

TOTAL							$139,223

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Bank of America Securities LLC	CNY	10,000	USD	1,517	$1,505	09/21/16	$(13)
	USD	7,009	HUF	2,000,000	7,190	09/21/16	(181)
	USD	13,383	IDR	180,000,000	13,645	09/21/16	(262)
	USD	238,854	TWD	7,800,000	245,805	09/21/16	(6,951)
Barclays Bank PLC	USD	82,480	CHF	80,000	82,655	08/23/16	(175)
	USD	11,084	EUR	10,000	11,205	09/21/16	(121)
	USD	6,505	GBP	5,000	6,623	09/21/16	(118)
	USD	24,444	HUF	6,820,000	24,514	08/23/16	(69)
	USD	183,225	HUF	52,000,000	186,936	09/21/16	(3,711)
	USD	23,598	ILS	90,000	23,610	08/23/16	(12)
	USD	33,090	NOK	280,000	33,189	08/23/16	(98)
	USD	12,787	PLN	50,000	12,822	08/23/16	(35)
	USD	7,437	SGD	10,000	7,457	08/23/16	(20)
	USD	4,779	ZAR	70,000	4,991	09/21/16	(212)
Citibank NA	RUB	3,750,000	USD	58,284	56,064	09/21/16	(2,220)
	USD	179,991	CLP	120,000,000	182,382	09/21/16	(2,391)
	USD	7,396	INR	500,000	7,435	09/21/16	(39)
	USD	7,012	NZD	10,000	7,205	09/21/16	(193)
Deutsche Bank AG (London)	PLN	30,000	USD	7,710	7,689	09/21/16	(21)
	SEK	75,000	USD	8,854	8,788	09/21/16	(66)
	USD	10,266	CHF	10,000	10,348	09/21/16	(83)
	USD	4,483	CNY	30,000	4,514	09/21/16	(30)
	USD	197,956	GBP	150,000	198,589	08/23/16	(633)
	USD	190,270	GBP	145,000	192,073	09/21/16	(1,803)
	USD	107,793	HUF	30,710,000	110,383	08/23/16	(2,591)
	USD	7,012	HUF	2,000,000	7,190	09/21/16	(178)
	USD	6,737	IDR	90,000,000	6,822	09/21/16	(86)
	USD	39,488	JPY	4,190,000	41,097	08/23/16	(1,608)
	USD	32,971	NOK	280,000	33,189	08/23/16	(217)
	USD	6,982	NZD	10,000	7,214	08/23/16	(232)
	USD	30,202	SEK	260,000	30,418	08/23/16	(217)
	USD	7,365	SGD	10,000	7,457	08/23/16	(92)
	ZAR	890,000	USD	63,873	63,811	08/23/16	(62)
HSBC Bank PLC	MXN	580,000	USD	31,038	30,857	08/23/16	(181)
	USD	22,421	AUD	30,000	22,780	08/23/16	(359)
	USD	30,381	CAD	40,000	30,641	08/23/16	(260)
	USD	70,927	CHF	70,000	72,323	08/23/16	(1,397)
	USD	10,075	MXN	190,000	10,108	08/23/16	(33)
	USD	7,038	NZD	10,000	7,214	08/23/16	(176)
JPMorgan Chase Bank (London)	GBP	250,000	USD	363,722	331,160	09/21/16	(32,562)
	IDR	2,340,000,000	USD	177,623	177,382	09/21/16	(241)
	SEK	1,500,000	USD	181,009	175,756	09/21/16	(5,252)
	USD	10,166	CHF	10,000	10,348	09/21/16	(182)
	USD	5,941	CNY	40,000	6,018	09/21/16	(77)
	USD	7,374	INR	500,000	7,435	09/21/16	(61)
	USD	187,488	TWD	6,000,000	189,081	09/21/16	(1,592)
Morgan Stanley & Co. International PLC	BRL	310,000	USD	95,072	94,790	08/24/16	(281)
	IDR	570,700,000	USD	43,482	43,436	08/24/16	(46)
	USD	303,951	BRL	1,000,000	308,210	08/02/16	(4,258)
	USD	7,465	CLP	5,000,000	7,599	09/21/16	(135)
	USD	6,901	COP	22,000,000	7,088	09/21/16	(187)
	USD	78,077	EUR	70,000	78,330	08/23/16	(254)
	USD	59,095	GBP	45,000	59,609	09/21/16	(514)
	USD	175,131	INR	12,000,000	178,449	09/21/16	(3,318)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Conslidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC (continued)	USD	11,705	JPY	1,200,000	$11,770	08/23/16	$(64)
	USD	7,337	MYR	30,000	7,433	09/21/16	(95)
	USD	13,949	NZD	20,000	14,428	08/23/16	(479)
	USD	78,233	PLN	310,000	79,499	08/23/16	(1,266)
	USD	9,183	TWD	300,000	9,454	09/21/16	(271)
	USD	182,913	ZAR	2,660,000	189,649	09/21/16	(6,735)
Royal Bank of Scotland PLC	CLP	29,170,000	USD	44,756	44,447	08/24/16	(309)
	RUB	22,940,000	USD	356,965	345,426	08/24/16	(11,540)
	USD	9,847	MYR	40,000	9,918	08/24/16	(71)
	USD	35,775	PHP	1,690,000	35,900	08/24/16	(125)
Societe Generale SA	IDR	532,420,000	USD	40,557	40,522	08/24/16	(35)
	USD	7,509	AUD	10,000	7,593	08/23/16	(84)
	USD	98,923	CAD	130,000	99,584	08/23/16	(661)
	USD	161,145	CZK	3,950,000	163,515	08/23/16	(2,370)
	USD	33,032	EUR	30,000	33,570	08/23/16	(538)
	USD	21,705	HUF	6,200,000	22,285	08/23/16	(580)
	USD	101,266	ILS	390,000	102,310	08/23/16	(1,044)
	USD	9,511	MXN	180,000	9,576	08/23/16	(65)
	USD	8,901	PHP	420,000	8,922	08/24/16	(21)
	USD	14,693	SGD	20,000	14,914	08/23/16	(221)
Standard Chartered Bank	COP	572,000,000	USD	191,240	184,292	09/21/16	(6,949)
	USD	426,444	CHF	420,000	434,620	09/21/16	(8,177)
	USD	172,495	COP	550,000,000	177,204	09/21/16	(4,709)
	USD	184,764	HUF	52,000,000	186,936	09/21/16	(2,172)
	USD	184,766	JPY	20,000,000	196,401	09/21/16	(11,635)
State Street Bank and Trust	CHF	20,000	USD	20,976	20,696	09/21/16	(280)
	CLP	14,770,000	USD	22,681	22,505	08/24/16	(176)
	HUF	2,000,000	USD	7,335	7,190	09/21/16	(145)
	USD	179,926	AUD	250,000	189,663	09/21/16	(9,737)
	USD	304,040	CHF	300,000	309,956	08/23/16	(5,916)
	USD	26,873	CZK	660,000	27,322	08/23/16	(449)
	USD	275,556	EUR	250,000	279,752	08/23/16	(4,196)
	USD	13,113	GBP	10,000	13,239	08/23/16	(126)
	USD	39,482	MYR	160,000	39,673	08/24/16	(191)
	USD	183,180	NZD	270,000	194,532	09/21/16	(11,352)
	USD	181,412	SEK	1,560,000	182,510	08/23/16	(1,098)
	USD	9,290	ZAR	140,000	9,982	09/21/16	(692)
UBS AG (London)	USD	181,633	MYR	750,000	185,814	09/21/16	(4,180)
	USD	89,648	NOK	760,000	90,084	08/23/16	(436)
	USD	172,108	TRY	530,000	175,240	09/21/16	(3,131)

TOTAL							$(178,427)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year German Euro-Bund	3	September 2016	$562,835	$1,628
10 Year U.K. Long Gilt	1	September 2016	173,306	2,129
10 Year U.S. Treasury Notes	3	September 2016	399,141	(708)
10 Year U.S. Treasury Notes	(8)	September 2016	(1,064,375)	(27,197)
2 Year German Euro-Schatz	3	September 2016	375,715	12
2 Year U.S. Treasury Notes	4	September 2016	876,000	1,166
20 Year U.S. Treasury Bonds	(1)	September 2016	(174,438)	(6,781)
3 Month Bank Bills	2	December 2016	1,513,370	144
3 Month Bank Bills	2	March 2017	1,513,556	104
3 Month Bank Bills	2	June 2017	1,513,630	19
5 Year German Euro-Bobl	5	September 2016	747,216	5,180
5 Year U.S. Treasury Notes	15	September 2016	1,830,234	(2,393)
Brent Crude	(2)	August 2016	(87,060)	3,836
Canada 10 Year Government Bonds	2	September 2016	227,442	3,649
Cattle Feeder	(2)	September 2016	(138,575)	1,956
Cocoa	(1)	September 2016	(28,350)	217
Coffee	1	September 2016	54,825	1,084

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Conslidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Copper	1	September 2016	$55,538	$(3)
Corn	(8)	September 2016	(133,800)	4,353
Corn	(2)	December 2016	(34,275)	69
Cotton No.2	3	December 2016	111,060	8,621
Crude Oil	(3)	August 2016	(124,800)	10,482
Euro Buxl 30 Year Bonds	(5)	September 2016	(1,101,454)	(48,657)
Euro Stoxx 50 Index	3	September 2016	100,050	2,670
Euro Stoxx 50 Index	(1)	September 2016	(33,350)	(2)
Eurodollars	28	December 2016	6,941,550	(11,352)
Eurodollars	(1)	December 2016	(260,189)	(53)
Eurodollars	1	March 2017	247,850	(127)
Eurodollars	1	June 2017	247,775	(90)
Eurodollars	1	September 2017	247,712	73
Eurodollars	1	December 2017	247,613	273
Eurodollars	2	March 2018	495,100	(105)
Eurodollars	(27)	March 2018	(6,683,850)	8,038
Eurodollars	2	June 2018	494,950	220
Eurodollars	2	September 2018	494,800	233
FTSE 100 Index	5	September 2016	441,801	5,041
FTSE 250 Index	(8)	September 2016	(363,896)	(10,536)
FTSE KLCI Futures Index	(24)	August 2016	(485,837)	3,547
Gasoline RBOB	(1)	August 2016	(55,415)	2,744
Gold 100 oz	3	December 2016	407,250	(1,708)
H-Shares Index	3	August 2016	173,483	(1,477)
Hard Red Winter Wheat	(9)	September 2016	(184,388)	12,234
Kospi 200	1	September 2016	112,663	664
Lead	3	August 2016	136,106	5,218
Lead	(3)	August 2016	(136,106)	(5,020)
Lead	2	September 2016	90,913	89
Live Cattle	(2)	October 2016	(89,380)	474
Low Sulphur Gas Oil	(3)	September 2016	(113,175)	8,644
Mini MSCI Emerging Market	(16)	September 2016	(1,344,160)	(12,562)
MSCI Singapore Index	14	August 2016	326,270	(7,245)
MSCI Taiwan Index	10	August 2016	332,900	3,905
Nasdaq 100 E-Mini Index	1	September 2016	94,535	3,438
Nickel	2	August 2016	127,179	13,689
Nickel	(2)	August 2016	(127,179)	(24,281)
Nickel	1	September 2016	63,684	262
NY Harbor ULSD	(2)	August 2016	(109,830)	5,442
Primary Aluminum	5	August 2016	204,594	2,663
Primary Aluminum	(5)	August 2016	(204,594)	(9,449)
Primary Aluminum	2	September 2016	82,013	(1,905)
Primary Aluminum	(3)	September 2016	(123,019)	(1,651)
Russell 2000 Mini Index	4	September 2016	486,800	17,297
S&P 500 E-Mini Index	3	September 2016	325,230	4,962
S&P 500 E-Mini Index	(15)	September 2016	(1,626,150)	(44,917)
S&P Toronto Stock Exchange 60 Index	1	September 2016	129,529	3,705
SET 50 Index	60	September 2016	330,301	25,833
SGX Nifty 50 Index	37	August 2016	642,875	2,110
Silver	2	September 2016	203,470	33,734
Soybean	1	November 2016	50,150	(5,703)
Sugar No.11	7	September 2016	149,352	(4,680)
Wheat	(7)	September 2016	(142,713)	10,354
Zinc	2	August 2016	112,138	10,708
Zinc	(2)	August 2016	(112,138)	(5,155)
Zinc	3	September 2016	168,188	4,943

TOTAL				$4,099

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Conslidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2016(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North American Investment Grade Index 26	$910	(1.000)%	06/20/21	0.732%	$(8,651)	$(3,886)
iTraxx Europe Series 25	2,210	(1.000)	06/20/21	0.673	(33,124)	(9,025)
Protection Sold:
iTraxx Europe Series 25	890	5.000	06/20/21	3.165	72,181	13,141
CDX North America High Yield Index 26	1,020	5.000	06/20/21	4.009	34,763	13,875

TOTAL					$65,169	$14,105

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Counterparty	Referenced Obligation	Notional Amount (000s)	Paid Rate	Termination Date	Unrealized Gain (Loss)

Morgan Stanley & Co. International PLC
	S&P GSCI 3 Month Forward Copper Index	$310	0.000%	09/30/16	$(5,075)
	S&P GSCI 3 Month Zinc Subindex	250	0.000	09/30/16	(9,983)

TOTAL					$(15,058)

WRITTEN OPTIONS CONTRACTS — For the period ended July 31, 2016 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price		Value

Barclays Bank PLC	Call - EQO Stocks Indices	38	08/19/16	EUR	2,974	$(2,506)
	Call - SPX Flex Indices	11	08/31/16		$2,202	(11,000)
	Put - SPX Flex Indices	11	08/31/16		2,129	(14,465)
	Put - iShares iBoxx $ High Yield Corporate Bond ETF	18,060	09/30/16		71	(416)
Citibank NA	Call - EQO Stox Indices	20,182	08/29/16		13	(11)
Morgan Stanley Capital Services, Inc.	Call - S&P 500 Index	2	08/19/16		2,174	(3,450)
	Call - Topix Index	4,894	08/19/16	JPY	1,359	(602)
	Call - EQO Stox Indices	21,850	08/29/16		$13	(12)
UBS AG (London)	Put - SPX Flex Indices	22	07/29/16		4,186	(42,757)

TOTAL (Premium Received $90,170)		65,070				$(75,219)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Conslidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended July 31, 2016, the Fund had the following written options activities:

OPTIONS ON EQUITIES CONTRACTS

	Contracts	Premiums Received

Contracts Outstanding October 31, 2015	148	$70,913

Contracts Written	142,569	481,321
Contracts Bought to Close	(10,155)	(99,002)
Contracts Expired	(67,492)	(363,062)

Contracts Outstanding July 31, 2016	65,070	$90,170

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,047,887

Gross unrealized gain	546,476
Gross unrealized loss	(570,625)

Net unrealized security loss	$(24,149)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 38.1%
Beverages – 0.9%
22	Brown-Forman Corp. Class B	$ 2,160
39	Constellation Brands, Inc. Class A	6,421
44	Dr. Pepper Snapple Group, Inc.	4,334
40	Molson Coors Brewing Co. Class B	4,086
34	Monster Beverage Corp.*	5,461
329	PepsiCo., Inc.	35,835
3	The Boston Beer Co., Inc. Class A*	549
887	The Coca-Cola Co.	38,700

		97,546

Biotechnology – 1.1%
309	AbbVie, Inc.	20,465
46	Alexion Pharmaceuticals, Inc.*	5,916
144	Amgen, Inc.	24,772
41	Biogen, Inc.*	11,887
148	Celgene Corp.*	16,604
256	Gilead Sciences, Inc.	20,344
5	Ligand Pharmaceuticals, Inc.*	675
15	Regeneron Pharmaceuticals, Inc.*	6,377
9	United Therapeutics Corp.*	1,089
51	Vertex Pharmaceuticals, Inc.*	4,947

		113,076

Chemicals – 2.9%
23	A. Schulman, Inc.	674
134	Air Products & Chemicals, Inc.	20,022
79	Albemarle Corp.	6,649
20	American Vanguard Corp.	298
41	Ashland, Inc.	4,643
26	Balchem Corp.	1,661
41	Cabot Corp.	1,996
56	Calgon Carbon Corp.	773
165	CF Industries Holdings, Inc.	4,072
607	E.I. du Pont de Nemours & Co.	41,986
102	Eastman Chemical Co.	6,653
182	Ecolab, Inc.	21,545
39	Flotek Industries, Inc.*	554
95	FMC Corp.	4,516
42	H.B. Fuller Co.	1,956
28	Ingevity Corp.*	1,072
22	Innophos Holdings, Inc.	947
20	Innospec, Inc.	1,005
54	International Flavors & Fragrances, Inc.	7,195
28	Koppers Holdings, Inc.*	885
24	Kraton Performance Polymers, Inc.*	718
239	LyondellBasell Industries NV Class A	17,987
29	Minerals Technologies, Inc.	1,893
302	Monsanto Co.	32,245
7	NewMarket Corp.	2,996

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
109	Olin Corp.	$ 2,278
58	PolyOne Corp.	2,034
184	PPG Industries, Inc.	19,267
193	Praxair, Inc.	22,492
12	Quaker Chemical Corp.	1,148
32	Rayonier Advanced Materials, Inc.	441
86	RPM International, Inc.	4,666
31	Sensient Technologies Corp.	2,289
18	Stepan Co.	1,158
116	The Chemours Co.	1,079
786	The Dow Chemical Co.	42,185
241	The Mosaic Co.	6,507
31	The Scotts Miracle-Gro Co. Class A	2,286
54	The Sherwin-Williams Co.	16,185
50	The Valspar Corp.	5,323

		314,279

Construction Materials – 0.2%
32	Eagle Materials, Inc.	2,687
62	Headwaters, Inc.*	1,233
45	Martin Marietta Materials, Inc.	9,119
10	US Concrete, Inc.*	645
93	Vulcan Materials Co.	11,530

		25,214

Containers & Packaging – 0.5%
42	AptarGroup, Inc.	3,283
62	Avery Dennison Corp.	4,829
95	Ball Corp.	6,714
66	Bemis Co., Inc.	3,369
21	Greif, Inc. Class A	843
290	International Paper Co.	13,285
111	Owens-Illinois, Inc.*	2,086
67	Packaging Corp. of America	5,004
135	Sealed Air Corp.	6,369
27	Silgan Holdings, Inc.	1,339
68	Sonoco Products Co.	3,463
177	WestRock Co.	7,595

		58,179

Energy Equipment & Services – 0.6%
117	Baker Hughes, Inc.	5,596
30	Diamond Offshore Drilling, Inc.*	682
14	Dril-Quip, Inc.*	762
53	Ensco PLC Class A	486
62	FMC Technologies, Inc.*	1,574
226	Halliburton Co.	9,867
36	Helmerich & Payne, Inc.	2,231
98	Nabors Industries Ltd.	882
97	National Oilwell Varco, Inc.	3,138
64	Noble Corp. PLC	472
30	Oceaneering International, Inc.	836
16	Oil States International, Inc.*	495
36	Patterson-UTI Energy, Inc.	698
49	Rowan Cos. PLC Class A*	747
357	Schlumberger Ltd.	28,746

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
43	Superior Energy Services, Inc.*	$ 687
63	Tidewater, Inc.*	269
92	Transocean Ltd.	1,011
18	US Silica Holdings, Inc.	620

		59,799

Food & Staples Retailing – 0.9%
11	Casey’s General Stores, Inc.	1,469
98	Costco Wholesale Corp.	16,387
242	CVS Health Corp.	22,438
73	Safeway Casa Ley	74
73	Safeway PDC, LLC	4
10	SpartanNash Co.	315
32	Sprouts Farmers Market, Inc.*	740
57	SUPERVALU, Inc.*	278
111	Sysco Corp.	5,749
220	The Kroger Co.	7,522
15	United Natural Foods, Inc.*	750
348	Wal-Mart Stores, Inc.	25,393
192	Walgreens Boots Alliance, Inc.	15,216
70	Whole Foods Market, Inc.	2,134

		98,469

Food Products – 0.8%
132	Archer-Daniels-Midland Co.	5,951
14	B&G Foods, Inc.	722
7	Cal-Maine Foods, Inc.	293
40	Campbell Soup Co.	2,491
95	ConAgra Foods, Inc.	4,442
35	Darling Ingredients, Inc.*	552
45	Flowers Foods, Inc.	828
132	General Mills, Inc.	9,489
68	Hormel Foods Corp.	2,540
18	Ingredion, Inc.	2,398
56	Kellogg Co.	4,632
6	Lancaster Colony Corp.	780
31	McCormick & Co., Inc.	3,170
44	Mead Johnson Nutrition Co.	3,925
354	Mondelez International, Inc. Class A	15,569
14	Post Holdings, Inc.*	1,213
8	Sanderson Farms, Inc.	701
13	Snyder’s-Lance, Inc.	445
26	The Hain Celestial Group, Inc.*	1,372
34	The Hershey Co.	3,766
27	The J.M. Smucker Co.	4,162
136	The Kraft Heinz Co.	11,749
15	TreeHouse Foods, Inc.*	1,548
68	Tyson Foods, Inc. Class A	5,005
42	WhiteWave Foods Co. Class A*	2,331

		90,074

Gas Utilities – 0.1%
289	AmeriGas Partners LP	14,418

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.0%
274	Abbott Laboratories	$ 12,261
8	ABIOMED, Inc.*	944
16	Align Technology, Inc.*	1,426
98	Baxter International, Inc.	4,706
42	Becton Dickinson & Co.	7,392
253	Boston Scientific Corp.*	6,143
15	C.R. Bard, Inc.	3,356
6	Cantel Medical Corp.	402
7	Cynosure, Inc. Class A*	385
46	DENTSPLY SIRONA, Inc.	2,946
40	Edwards Lifesciences Corp.*	4,581
11	Haemonetics Corp.*	334
12	Halyard Health, Inc.*	415
13	Hill-Rom Holdings, Inc.	695
53	Hologic, Inc.*	2,040
4	ICU Medical, Inc.*	467
20	IDEXX Laboratories, Inc.*	1,876
13	Integer Holdings Corp.*	289
7	Integra LifeSciences Holdings Corp.*	590
7	Intuitive Surgical, Inc.*	4,870
10	LivaNova PLC*	521
13	Masimo Corp.*	689
266	Medtronic PLC	23,310
10	Natus Medical, Inc.*	393
10	Neogen Corp.*	551
12	NuVasive, Inc.*	746
23	ResMed, Inc.	1,584
53	St. Jude Medical, Inc.	4,401
16	STERIS PLC	1,135
58	Stryker Corp.	6,744
8	Teleflex, Inc.	1,442
11	The Cooper Cos., Inc.	2,007
17	Varian Medical Systems, Inc.*	1,611
15	West Pharmaceutical Services, Inc.	1,204
38	Zimmer Biomet Holdings, Inc.	4,983

		107,439

Health Care Providers & Services – 1.0%
64	Aetna, Inc.	7,373
11	Air Methods Corp.*	366
6	Amedisys, Inc.*	321
32	AmerisourceBergen Corp.	2,726
14	AMN Healthcare Services, Inc.*	592
13	Amsurg Corp.*	975
50	Anthem, Inc.	6,567
58	Cardinal Health, Inc.	4,849
37	Centene Corp.*	2,610
4	Chemed Corp.	589
47	CIGNA Corp.	6,061
28	Community Health Systems, Inc.*	358
32	DaVita HealthCare Partners, Inc.*	2,481
8	Diplomat Pharmacy, Inc.*	287
116	Express Scripts Holding Co.*	8,824

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
58	HCA Holdings, Inc.*	$ 4,474
17	Henry Schein, Inc.*	3,077
30	Humana, Inc.	5,176
19	Laboratory Corp. of America Holdings*	2,652
10	LifePoint Health, Inc.*	592
8	Magellan Health, Inc.*	548
44	McKesson Corp.	8,561
22	MEDNAX, Inc.*	1,516
9	Molina Healthcare, Inc.*	511
20	Owens & Minor, Inc.	714
18	Patterson Cos., Inc.	888
24	Quest Diagnostics, Inc.	2,073
7	Quorum Health Corp.*	76
34	Select Medical Holdings Corp.*	391
24	Tenet Healthcare Corp.*	735
180	UnitedHealth Group, Inc.	25,776
18	Universal Health Services, Inc. Class B	2,332
20	VCA, Inc.*	1,427
11	WellCare Health Plans, Inc.*	1,175

		107,673

Health Care Technology* – 0.1%
49	Allscripts Healthcare Solutions, Inc.	692
59	Cerner Corp.	3,681
14	Medidata Solutions, Inc.	744

		5,117

Household Durables* – 0.1%
233	Toll Brothers, Inc.	6,526

Household Products – 0.8%
28	Church & Dwight Co., Inc.	2,751
196	Colgate-Palmolive Co.	14,588
19	Energizer Holdings, Inc.	979
80	Kimberly-Clark Corp.	10,364
27	The Clorox Co.	3,539
609	The Procter & Gamble Co.	52,124

		84,345

Life Sciences Tools & Services – 0.3%
54	Agilent Technologies, Inc.	2,598
7	Bio-Techne Corp.	787
6	Cambrex Corp.*	314
11	Charles River Laboratories International, Inc.*	967
30	Illumina, Inc.*	4,991
6	Mettler-Toledo International, Inc.*	2,467
11	PAREXEL International Corp.*	735
26	PerkinElmer, Inc.	1,480
77	Thermo Fisher Scientific, Inc.	12,231
16	Waters Corp.*	2,543

		29,113

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.7%
151	AK Steel Holding Corp.*	$ 991
886	Alcoa, Inc.	9,409
83	Allegheny Technologies, Inc.	1,478
39	Carpenter Technology Corp.	1,531
102	Commercial Metals Co.	1,687
24	Compass Minerals International, Inc.	1,670
851	Freeport-McMoRan, Inc.*	11,029
10	Kaiser Aluminum Corp.	828
368	Newmont Mining Corp.	16,192
215	Nucor Corp.	11,533
53	Reliance Steel & Aluminum Co.	4,157
46	Royal Gold, Inc.	3,889
177	Steel Dynamics, Inc.	4,747
92	Stillwater Mining Co.*	1,408
26	TimkenSteel Corp.*	261
108	United States Steel Corp.	2,969
36	Worthington Industries, Inc.	1,595

		75,374

Oil, Gas & Consumable Fuels – 15.1%
134	Anadarko Petroleum Corp.	7,307
1,682	Antero Midstream Partners LP	42,756
99	Apache Corp.	5,198
983	Buckeye Partners LP	70,835
126	Cabot Oil & Gas Corp.	3,108
14	Carrizo Oil & Gas, Inc.*	459
531	Cheniere Energy Partners LP	14,799
132	Chesapeake Energy Corp.*	715
485	Chevron Corp.	49,703
26	Cimarex Energy Co.	3,121
34	Concho Resources, Inc.*	4,223
321	ConocoPhillips	13,103
62	CONSOL Energy, Inc.*	1,202
505	Delek Logistics Partners LP	13,090
122	Denbury Resources, Inc.	354
139	Devon Energy Corp.	5,321
26	Energen Corp.*	1,232
3,074	Energy Transfer Partners LP	121,423
5,192	Enterprise Products Partners LP	147,816
146	EOG Resources, Inc.	11,928
40	EQT Corp.	2,914
980	EQT GP Holdings LP	24,745
608	EQT Midstream Partners LP	48,525
1,067	Exxon Mobil Corp.	94,910
1,008	Genesis Energy LP	36,671
20	Gulfport Energy Corp.*	582
71	Hess Corp.	3,809
395	Holly Energy Partners LP	14,220
54	HollyFrontier Corp.	1,373
472	Kinder Morgan, Inc.	9,596
1,511	Magellan Midstream Partners LP	110,091
227	Marathon Oil Corp.	3,096
136	Marathon Petroleum Corp.	5,357
2,327	MPLX LP	75,511
39	Murphy Oil Corp.	1,070

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
57	Newfield Exploration Co.*	$ 2,468
111	Noble Energy, Inc.	3,965
196	Occidental Petroleum Corp.	14,647
1,300	ONEOK Partners LP	52,299
53	ONEOK, Inc.	2,374
13	PDC Energy, Inc.*	712
121	Phillips 66	9,203
547	Phillips 66 Partners LP	29,265
42	Pioneer Natural Resources Co.	6,828
2,986	Plains All American Pipeline LP	83,190
60	QEP Resources, Inc.*	1,092
41	Range Resources Corp.	1,653
454	SemGroup Corp. Class A	13,148
673	Shell Midstream Partners LP	21,879
22	SM Energy Co.	597
119	Southwestern Energy Co.*	1,735
182	Spectra Energy Corp.	6,547
565	Spectra Energy Partners LP	27,538
2,423	Sunoco Logistics Partners LP	69,976
920	Targa Resources Corp.	34,279
415	TC Pipelines LP	23,111
33	Tesoro Corp.	2,513
1,117	Tesoro Logistics LP	54,476
189	The Williams Cos., Inc.	4,530
124	Valero Energy Corp.	6,483
909	Valero Energy Partners LP	38,733
935	Western Gas Partners LP	47,638
457	Western Refining Logistics LP	11,338
17	Western Refining, Inc.	354
2,374	Williams Partners LP	88,645
24	World Fuel Services Corp.	1,142
83	WPX Energy, Inc.*	829

		1,613,350

Paper & Forest Products – 0.1%
30	Boise Cascade Co.*	815
14	Clearwater Paper Corp.*	881
6	Deltic Timber Corp.	414
48	Domtar Corp.	1,890
58	KapStone Paper and Packaging Corp.	828
96	Louisiana-Pacific Corp.*	1,939
10	Neenah Paper, Inc.	754
41	PH Glatfelter Co.	847
24	Schweitzer-Mauduit International, Inc.	907

		9,275

Personal Products – 0.1%
122	Avon Products, Inc.*	497
15	Edgewell Personal Care Co.*	1,269
52	The Estee Lauder Cos., Inc. Class A	4,831

		6,597

Pharmaceuticals – 2.0%
16	Akorn, Inc.*	548

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
74	Allergan PLC*	$ 18,718
314	Bristol-Myers Squibb Co.	23,490
25	Catalent, Inc.*	639
17	Depomed, Inc.*	322
182	Eli Lilly & Co.	15,086
37	Endo International PLC*	642
16	Impax Laboratories, Inc.*	503
518	Johnson & Johnson	64,869
24	Mallinckrodt PLC*	1,616
521	Merck & Co., Inc.	30,562
86	Mylan NV*	4,024
39	Nektar Therapeutics*	674
27	Perrigo Co. PLC	2,468
1,145	Pfizer, Inc.	42,239
11	Prestige Brands Holdings, Inc.*	589
17	The Medicines Co.*	665
94	Zoetis, Inc.	4,744

		212,398

Real Estate Investment Trusts – 8.1%
414	Acadia Realty Trust	15,591
149	Alexandria Real Estate Equities, Inc.	16,733
309	AvalonBay Communities, Inc.	57,366
343	Boston Properties, Inc.	48,751
1,280	Brixmor Property Group, Inc.	36,352
400	Care Capital Properties, Inc.	11,832
1,038	Chesapeake Lodging Trust	26,230
87	Columbia Property Trust, Inc.	2,114
355	CyrusOne, Inc.	19,461
1,367	DDR Corp.	26,985
182	EastGroup Properties, Inc.	13,399
97	Equinix, Inc.	36,168
190	Equity Residential	12,918
149	Federal Realty Investment Trust	25,285
705	HCP, Inc.	27,657
351	Liberty Property Trust	14,524
269	Mid-America Apartment Communities, Inc.	28,519
564	Pebblebrook Hotel Trust	16,723
506	Post Properties, Inc.	32,176
464	ProLogis, Inc.	25,283
241	Public Storage	57,580
1,006	RLJ Lodging Trust	23,882
465	Simon Property Group, Inc.	105,574
215	SL Green Realty Corp.	25,331
264	Sovran Self Storage, Inc.	27,026
251	Taubman Centers, Inc.	20,311
454	Ventas, Inc.	34,577
487	Vornado Realty Trust	52,304
381	Welltower, Inc.	30,225

		870,877

Tobacco – 0.7%
442	Altria Group, Inc.	29,924
350	Philip Morris International, Inc.	35,091
189	Reynolds American, Inc.	9,461

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – (continued)
10	Universal Corp.	$ 593

75,069

TOTAL COMMON STOCKS (Cost $3,553,377)		$ 4,074,207

Exchange Traded Funds – 3.8%
5,898	iShares Global Infrastructure ETF	$ 244,649
1,391	iShares JPMorgan USD Emerging Markets Bond ETF	161,620

TOTAL EXCHANGE TRADED FUNDS (Cost $388,901)		$ 406,269

Shares	Rate	Value
Investment Companies(a) – 50.5%
Goldman Sachs Commodity Strategy Fund – Institutional Shares
44,187	0.004%	$ 466,611
Goldman Sachs Inflation Protected Securities Fund – Institutional Shares
350,936	0.039	3,779,581
Goldman Sachs Local Emerging Markets Debt Fund – Institutional Shares
33,102	0.057	214,169
Goldman Sachs Strategic Income Fund – Institutional Shares
99,635	0.032	943,543

TOTAL INVESTMENT COMPANIES (Cost $5,688,936)		$ 5,403,904

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 6.5%
Repurchase Agreements – 6.5%
Joint Repurchase Agreement Account II
$700,000	0.345%	08/01/16	$ 700,000
(Cost $700,000)

TOTAL INVESTMENTS – 98.9% (Cost $10,331,214)			$10,584,380

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			117,872

NET ASSETS – 100.0%			$10,702,252

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on July 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	AUD	70,000	USD	51,944	$53,106	09/21/16	$1,162
	BRL	260,000	USD	78,503	80,135	08/02/16	1,632
	BRL	260,000	USD	78,233	79,279	09/02/16	1,046
	CHF	50,000	USD	51,071	51,741	09/21/16	669
	CNY	650,000	USD	97,116	97,794	09/21/16	678
	IDR	1,260,000,000	USD	90,647	95,513	09/21/16	4,866
	INR	9,500,000	USD	139,021	141,272	09/21/16	2,251
	MYR	30,000	USD	7,404	7,433	09/21/16	28
	PLN	180,000	USD	45,698	46,132	09/21/16	434
	RUB	3,500,000	USD	50,862	52,327	09/21/16	1,464
	USD	15,260	CLP	10,000,000	15,198	09/21/16	62
	USD	94,984	CNY	630,000	94,786	09/21/16	197
	USD	44,928	EUR	40,000	44,818	09/21/16	110
	USD	147,450	GBP	105,000	139,087	09/21/16	8,362
	USD	7,219	HUF	2,000,000	7,190	09/21/16	29
	USD	52,256	MYR	210,000	52,028	09/21/16	229
	USD	3,794	RUB	250,000	3,738	09/21/16	56
	ZAR	1,190,000	USD	76,953	84,843	09/21/16	7,891

TOTAL							$31,166

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	CNY	10,000	USD	1,512	$1,505	09/21/16	$(7)
	COP	154,000,000	USD	51,436	49,617	09/21/16	(1,819)
	GBP	70,000	USD	102,024	92,724	09/21/16	(9,299)
	HUF	2,000,000	USD	7,290	7,190	09/21/16	(100)
	IDR	630,000,000	USD	47,821	47,757	09/21/16	(65)
	RUB	1,000,000	USD	15,542	14,950	09/21/16	(592)
	SEK	375,000	USD	45,252	43,939	09/21/16	(1,313)
	TRY	140,000	USD	46,344	46,290	09/21/16	(54)
	USD	50,398	AUD	70,000	53,106	09/21/16	(2,708)
	USD	79,027	BRL	260,000	80,135	08/02/16	(1,107)
	USD	111,688	CHF	110,000	113,829	09/21/16	(2,142)
	USD	52,539	CLP	35,000,000	53,194	09/21/16	(656)
	USD	4,464	CNY	30,000	4,514	09/21/16	(49)
	USD	48,299	COP	154,000,000	49,617	09/21/16	(1,318)
	USD	65,665	GBP	50,000	66,232	09/21/16	(567)
	USD	99,219	HUF	28,000,000	100,658	09/21/16	(1,439)
	USD	43,783	INR	3,000,000	44,612	09/21/16	(829)
	USD	46,192	JPY	5,000,000	49,100	09/21/16	(2,909)
	USD	50,777	MYR	210,000	52,028	09/21/16	(1,251)
	USD	47,491	NZD	70,000	50,434	09/21/16	(2,943)
	USD	45,309	TRY	140,000	46,290	09/21/16	(981)
	USD	111,179	TWD	3,600,000	113,448	09/21/16	(2,270)
	USD	48,245	ZAR	700,000	49,908	09/21/16	(1,661)

TOTAL							$(36,079)

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(5)	December 2017	$(1,238,063)	$(21,121)
Euro Stoxx 50 Index	1	September 2016	33,350	890
Mini MSCI Emerging Market	3	September 2016	252,030	1,869
SGX Nifty 50 Index	9	August 2016	156,375	514
S&P 500 E-Mini Index	2	September 2016	216,820	8,096
10 Year U.S. Treasury Notes	(17)	September 2016	(2,261,797)	(57,795)
20 Year U.S. Treasury Bonds	(1)	September 2016	(174,437)	(11,779)

TOTAL				$(79,326)

TAX INFORMATION — At July 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,263,432

Gross unrealized gain	913,769
Gross unrealized loss	(592,821)

Net unrealized security gain	$320,948

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Absolute Return Multi-Asset Fund — The Cayman Commodity—ARM, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on May 14, 2015 and is currently a wholly-owned subsidiary of the Absolute Return Multi-Asset Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 2, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2016, the Fund’s net assets were $24,882,196, of which, $4,980,407, or 20.0%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Institutional Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

ABSOLUTE RETURN MULTI-ASSET

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$392,657	$—
Europe	—	968,840	—
North America	1,745,597	—	—
Investment Companies	18,852,912	—	—
Exchange Traded Fund	613,251	—	—
Total	$21,211,760	$1,361,497	$—

Derivative Type
Assets(b)
Options Purchased	$16,201	$434,280	$—
Forward Foreign Currency Exchange Contracts	—	139,223	—
Futures Contracts	237,856	—	—
Credit Default Swap Contracts	—	27,016	—
Total	$254,057	$600,519	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(178,427)	$—
Futures Contracts	(233,757)	—	—
Credit Default Swap Contracts	—	(12,911)	—
Total Return Swap Contracts	—	(15,106)	—
Written Options Contracts	—	(75,219)	—
Total	$(233,757)	$(281,663)	$—

MULTI-ASSET REAL RETURN

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$30,792	$—	$—
North America	4,043,337	78	—
Exchange Traded Funds	406,269	—	—
Investment Companies	5,403,904	—	—
Short-term Investments	—	700,000	—
Total	$9,884,302	$700,078	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$31,166	$—
Futures Contracts	11,369	—	—
Total	$11,369	$31,166	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(36,079)	$—
Futures Contracts	(90,695)	—	—
Total	$(90,695)	$(36,079)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2016, the Multi-Asset Real Return Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Asset Real Return Fund	$700,000	$700,007	$714,000

REPURCHASE AGREEMENTS — At July 31, 2016, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Multi-Asset Real Return Fund
BNP Paribas Securities Co.	0.350%	$9,060
Citigroup Global Markets, Inc.	0.350	192,224
Merrill Lynch & Co., Inc.	0.350	334,889
Merrill Lynch & Co., Inc.	0.330	163,827
TOTAL		$700,000

At July 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.000%	01/01/19 to 05/01/46
Federal National Mortgage Association	2.500 to 6.500	03/01/19 to 08/01/46
Government National Mortgage Association	4.000 to 4.500	12/20/45 to 06/20/46
U.S. Treasury Notes	0.880 to 1.750	06/15/19 to 09/30/22
U.S. Treasury Bonds	2.880 to 3.130	02/15/42 to 08/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds’ investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Funds more volatile. When the Funds use leverage, the sum of each Fund’s investment exposure may significantly exceed the amount of assets invested in each Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. Each Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Funds to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by each Fund can substantially increase the adverse impact to which each Fund’s investment portfolio may be subject.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Absolute Return Multi-Asset Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issues to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fixed Income Macro Strategies Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(a) – 0.1%
Energy – 0.1%
American Energy - Marcellus LLC
$1,825,000	5.250%		08/04/20	$ 901,550
2,650,000	8.500		08/04/21	278,250
CITGO Holding, Inc.
2,054,923	9.500		05/12/18	2,074,198
Magnum Hunter Resources, Inc.
288,169	8.000		05/06/19	279,524

TOTAL BANK LOANS (Cost $5,166,623)				$ 3,533,522

Corporate Obligations – 9.8%
Distributor(b) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
$8,450,000	5.875%		08/20/26	$ 8,788,000

Energy - Exploration & Production – 5.9%
Antero Resources Corp.(b)
10,750,000	5.375		11/01/21	10,239,375
Berry Petroleum Co. LLC(b)(c)
450,000	6.750		11/01/20	218,250
18,024,000	6.375		09/15/22	8,741,640
California Resources Corp.(b)
17,229,000	8.000	(d)	12/15/22	10,940,415
2,013,000	6.000		11/15/24	880,688
Carrizo Oil & Gas, Inc.(b)
8,600,000	7.500		09/15/20	8,577,640
5,450,000	6.250		04/15/23	5,163,875
Chaparral Energy, Inc.(b)(c)
11,500,000	8.250		09/01/21	6,267,500
Chesapeake Energy Corp.
3,300,000	7.250		12/15/18	3,036,000
8,100,000	8.000	(b)(d)	12/15/22	7,087,500
8,800,000	5.750		03/15/23	5,544,000
Concho Resources, Inc.(b)
11,050,000	5.500		04/01/23	10,911,875
Continental Resources, Inc.(b)
3,150,000	7.125		04/01/21	3,228,750
6,000,000	5.000		09/15/22	5,595,000
8,900,000	3.800		06/01/24	7,609,500
CrownRock LP/CrownRock Finance, Inc.(b)(d)
2,750,000	7.125		04/15/21	2,791,250
7,450,000	7.750		02/15/23	7,748,000
Denbury Resources, Inc.(b)(d)
9,902,000	9.000		05/15/21	9,902,000
Diamondback Energy, Inc.(b)
5,000,000	7.625		10/01/21	5,287,500
Endeavor Energy Resources LP/EER Finance, Inc.(b)(d)
7,000,000	8.125		09/15/23	7,087,500
Gulfport Energy Corp.(b)
8,750,000	7.750		11/01/20	8,925,000
Halcon Resources Corp.(b)(c)(d)
7,765,000	8.625		02/01/20	7,143,800
Jones Energy Holdings LLC/Jones Energy Finance Corp.(b)
13,850,000	6.750		04/01/22	11,495,500
Laredo Petroleum, Inc.(b)
10,950,000	7.375		05/01/22	10,758,375
6,050,000	6.250		03/15/23	5,505,500
Matador Resources Co.(b)
8,500,000	6.875		04/15/23	8,691,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
MEG Energy Corp.(b)(d)
$16,050,000	6.500%		03/15/21	$ 11,796,750
Memorial Production Partners LP/Memorial Production Finance Corp.(b)
7,650,000	7.625		05/01/21	3,825,000
Newfield Exploration Co.
4,050,000	5.625		07/01/24	3,999,375
4,350,000	5.375	(b)	01/01/26	4,132,500
Oasis Petroleum, Inc.(b)
21,200,000	6.875		03/15/22	18,391,000
Paramount Resources Ltd.(b)(d)
4,850,000	6.875		06/30/23	4,868,187
Parsley Energy LLC/Parsley Finance Corp.(b)(d)
7,550,000	7.500		02/15/22	7,738,750
Range Resources Corp.(b)
4,950,000	5.000		08/15/22	4,554,000
4,850,000	4.875		05/15/25	4,559,000
Rice Energy, Inc.(b)
9,050,000	6.250		05/01/22	8,823,750
Seven Generations Energy Ltd.(b)(d)
2,750,000	8.250		05/15/20	2,832,500
6,800,000	6.750		05/01/23	6,868,000
SM Energy Co.(b)
8,350,000	6.500		11/15/21	7,264,500
7,850,000	6.125		11/15/22	6,613,625
Whiting Petroleum Corp.
2,100,000	1.250		04/01/20	1,626,188
7,950,000	5.750	(b)	03/15/21	6,598,500
9,360,000	6.250	(b)	04/01/23	8,330,400
WPX Energy, Inc.(b)
12,350,000	6.000		01/15/22	11,176,750
3,400,000	8.250		08/01/23	3,315,000

				306,691,458

Energy - Services – 1.2%
Atwood Oceanics, Inc.(b)
2,900,000	6.500		02/01/20	2,102,500
CVR Refining LLC/Coffeyville Finance, Inc.(b)
5,386,000	6.500		11/01/22	4,605,030
Ensco PLC(b)
3,800,000	4.500		10/01/24	2,612,500
2,150,000	5.200		03/15/25	1,462,000
FTS International, Inc.(b)(d)(e)
800,000	8.153		06/15/20	624,000
Noble Holding International Ltd.
10,300,000	4.625		03/01/21	8,770,450
Pride International, Inc.
5,150,000	8.500		06/15/19	5,265,875
3,100,000	6.875		08/15/20	2,939,187
Rowan Cos., Inc.
2,900,000	7.875		08/01/19	3,066,295
7,650,000	5.400	(b)	12/01/42	5,163,750
Sunoco LP/Sunoco Finance Corp.(b)(d)
7,500,000	5.500		08/01/20	7,537,500
2,350,000	6.375		04/01/23	2,373,500
Tesoro Corp.(b)
1,200,000	5.375		10/01/22	1,241,400
5,200,000	5.125		04/01/24	5,265,000
Transocean, Inc.
2,400,000	3.750		10/15/17	2,340,000
Weatherford International Ltd.(b)
6,650,000	4.500		04/15/22	5,469,625

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Services – (continued)
$3,000,000	8.250%		06/15/23	$ 2,797,500

				63,636,112

Pipelines – 2.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(d)
18,400,000	6.125		11/15/22	17,296,000
DCP Midstream LLC(d)
1,100,000	9.750		03/15/19	1,215,500
4,510,000	5.350		03/15/20	4,521,275
Energy Transfer Equity LP
850,000	7.500		10/15/20	915,875
3,050,000	5.875	(b)	01/15/24	3,050,000
400,000	5.500	(b)	06/01/27	387,000
EnLink Midstream Partners LP(b)
2,350,000	4.400		04/01/24	2,259,665
1,150,000	4.150		06/01/25	1,072,311
Genesis Energy LP/Genesis Energy Finance Corp.(b)
14,750,000	6.000		05/15/23	14,676,250
MPLX LP(b)(d)
1,400,000	5.500		02/15/23	1,428,000
750,000	4.500		07/15/23	733,125
9,800,000	4.875		06/01/25	9,677,500
ONEOK, Inc.(b)
8,150,000	7.500		09/01/23	8,924,250
Sabine Pass Liquefaction LLC(b)
26,400,000	5.625		04/15/23	26,928,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b)
11,050,000	5.250		05/01/23	10,773,750
4,650,000	6.750	(d)	03/15/24	4,836,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.(b)
10,600,000	6.250		10/15/22	11,130,000
The Williams Cos., Inc.(b)
3,393,000	3.700		01/15/23	3,096,113
Williams Partners LP(b)
4,000,000	4.125		11/15/20	4,041,600

				126,962,214

TOTAL CORPORATE OBLIGATIONS (Cost $490,533,183)				$ 506,077,784

Shares	Description			Value
Common Stocks – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
239,200	Denbury Resources, Inc.			$ 693,680
199,168	Magnum Hunter Resources Corp.*			2,176,906
368,240	Whiting Petroleum Corp.*			2,713,929

TOTAL COMMON STOCKS (Cost $5,343,990)				$ 5,584,515

Exchange Traded Funds – 6.3%
12,757,095	Alerian MLP ETF			$ 163,673,529
5,073,571	SPDR S&P Bank ETF			161,491,765

TOTAL EXCHANGE TRADED FUNDS (Cost $311,107,478)				$ 325,165,294

Notional Amount		Exercise Price	Expiration Date	Value
Option Contracts Purchased – 0.3%
Currency Options – 0.2%
JPMorgan Securities, Inc.
Put CNH	3,785,869,270
Call USD	579,322,000	CNH 6.535	10/31/16	$ 12,812,865

Notional Amount		Exercise Rate	Expiration Date	Value
Interest Rate Swaptions – 0.1%
Citibank NA Call - OTC 2 year Interest Rate Swap
	$249,320,000	1.486%	08/05/16	$ 2,934,247
Citibank NA Put - OTC 2 year Interest Rate Swap
	249,320,000	1.486	08/05/16	25

TOTAL INTEREST RATE SWAPTIONS				$ 2,934,272

TOTAL OPTION CONTRACTS PURCHASED — 0.3% (Cost $19,446,407)				$ 15,747,137

Shares	Distribution Rate	Value
Investment Companies(f) – 81.2%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares(e)
3,694,217,729	0.380%	$3,694,217,729
Goldman Sachs High Yield Floating Rate Fund – Institutional Shares
33,528,728	4.300	325,228,665
Goldman Sachs High Yield Fund – Institutional Shares
26,233,835	5.320	166,322,511

TOTAL INVESTMENT COMPANIES (Cost $4,197,170,438)		$4,185,768,905

TOTAL INVESTMENTS – 97.8% (Cost $5,028,768,119)		$5,041,877,157

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		111,594,006

NET ASSETS – 100.0%		$5,153,471,163

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2016. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Security is currently in default and/or non-income producing.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $137,047,052, which represents approximately 2.7% of net assets as of July 31, 2016.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on July 31, 2016.

(f)	Represents Affiliated Funds.

Currency Abbreviations:
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
OTC	— Over the Counter
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2016, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	USD	30,102,815	CNH	199,265,587	$29,773,894	02/17/17	$328,921
	USD	325,505,416	EUR	290,510,000	325,503,088	09/21/16	2,328

TOTAL							$331,249

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	USD	311,878,346	CNH	2,112,254,241	$315,609,107	02/17/17	$(3,730,760)
	USD	133,326,635	CNH	935,052,881	136,526,592	02/14/18	(3,199,957)

TOTAL							$(6,930,717)

FUTURES CONTRACTS — At July 31, 2016, the Portfolio had the following futures contracts:

Type	Number of Contracts Long	Expiration Date	Value	Unrealized Gain (Loss)

IBEX 35 Index	1,726	August 2016	$165,391,915	$1,406,632

SWAP CONTRACTS — At July 31, 2016, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made	Unrealized Gain (Loss)

$803,364	08/09/18	2.236	3 month LIBOR	$11,833,483	$9,597,939
898,878	08/09/18	3 month LIBOR	1.486%	215	(10,581,357)

TOTAL				$11,833,698	$(983,418)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2016.

WRITTEN OPTIONS CONTRACTS — For the period ended July 31, 2016 the Portfolio had following written options currency activities:

WRITTEN OPTION CURRENCY CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

JPMorgan Securities, Inc. (Premium received $7,855,606)	Call USD/Put CNH	$579,322	10/31/16	CNH 7.00	$(738,636)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTION CURRENCY CONTRACTS — For the period ended July 31, 2016, the Portfolio had the following written options currency activities:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding October 31, 2015	$828,909	$15,048,703

Contracts Written	46,723	1,343,286
Contracts Bought to Close	(296,310)	(8,536,383)

Contracts Outstanding July 31, 2016	$579,322	$7,855,606

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Exercise Price	Value

Citibank NA	Put - SPDR Energy Select Sector ETF	4,816,781	01/20/17	$55.61	$(4,977,984)
Deutsche Bank AG	Call - S&P 500 Index	151,009	12/30/16	2,100.00	(17,866,377)

TOTAL (Premium Received $20,447,966)		4,967,790			$(22,844,361)

OPTIONS ON EQUITIES CONTRACTS — For the period ended July 31, 2016, the Portfolio had the following written equity options activities:

	Contracts	Premiums Received

Contracts Outstanding October 31, 2015	$5,671,242	$58,733,878

Contracts Written	17,807,083	45,798,337
Contracts Bought Back	(6,886,952)	(73,731,155)
Contracts Expired	(11,623,583)	(10,353,094)

Contracts Outstanding July 31, 2016	$4,967,790	$20,447,966

WRITTEN INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

Credit Suisse International (London)	Put - OTC 2 year Interest Rate Swap	$803,364	08/05/16	2.236%	$(80)
	Call - OTC 2 year Interest Rate Swap	803,364	08/05/16	2.236	(21,429,976)

TOTAL (Premium Received $14,661,393)		$1,606,728			$(21,430,056)

INTEREST RATE SWAPTION CONTRACTS — For the period ended July 31, 2016, the Portfolio had no interest rate swaption activity.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At July 31, 2016, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,038,668,433

Gross unrealized gain	50,697,281
Gross unrealized loss	(47,488,557)

Net unrealized security gain	$3,208,724

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity—TTIF Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Tactical Tilt Overlay Fund (“The Portfolio”). The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2016, the Portfolio’s net assets were $5,153,471,163, of which, $359,503,238, or 7.0%, represented the Subsidiary’s net assets.

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class (the FST Institutional Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Portfolio’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When the Portfolio writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy –The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of July 31, 2016:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$2,074,198	$1,459,324
Corporate Obligations	—	506,077,784	—
Common Stock and/or Other Equity Investments(a)
North America	3,407,609	—	2,176,906
Exchange Traded Funds	325,165,294	—	—
Investment Companies	4,185,768,905	—	—
Total	$4,514,341,808	$508,151,982	$3,636,230

Derivative Type
Assets
Options Purchased	$—	$15,747,137	$—
Forward Foreign Currency Exchange Contracts(b)	—	331,249	—
Futures Contracts(b)	1,406,632	—	—
Interest Rate Swap Contracts(b)	—	9,597,939	—
Total	$1,406,632	$25,676,325	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(6,930,717)	$—
Interest Rate Swap Contracts(b)	—	(10,581,357)	—
Written Options Contracts	—	(45,013,053)	—
Total	$—	$(62,525,127)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Portfolio’s investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — The Portfolio that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds — The Portfolio invests in Underlying Funds, and is subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of July 31, 2016, the Portfolio invested 71.7%, 3.2% and 6.3% of its net assets in the Goldman Sachs Financial Square Government Fund (the “FSQ Government Fund”), Goldman Sachs High Yield Fund (the “High Yield Fund”) and the Goldman Sachs High Yield Floating Rate Fund (the “High Yield Floating Rate Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Portfolio has significant exposure to the risks associated with these Underlying Funds. The FSQ- Government Fund intends to be a government money market fund which invests at least 99.5% of its Net Assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully. The High Yield Fund invests, under normal circumstances, at least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Under normal market conditions, the High Yield Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The High Yield Fund may also invest in derivatives, including credit default swap indices, interest rate futures and swaps. The High Yield Floating Rate Fund invests, under normal circumstances, at least 80% of its Net Assets in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade. Under normal conditions, the High Yield Floating Rate Fund may invest up to 20% of its Net Assets in fixed income instruments, regardless of rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The High Yield Floating Rate Fund may also invest in floating or variable rate instruments that are rated investment grade, and in preferred stock, repurchase agreements, cash securities, and derivative instruments such as credit default swaps on credit and loan indices and forward contracts, among others.

The Portfolio does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio use leverage, the sum of the Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Portfolio will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

July 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

Short Position Risk — The Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of the Portfolio’s assets and presents various risks. If the value of the underlying instrument or market in which the Portfolio has taken a short position increases, then the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received such a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Portfolio has obtained an opinion of counsel that its income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income”, in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 29, 2016

*	Print the name and title of each signing officer under his or her signature.